[GRAPHIC OMITTED][GRAPHIC OMITTED]

--------------------------------------------------------------------------------

     CDC NVEST STAR VALUE FUND
     CDC NVEST STAR SMALL CAP FUND
     CDC NVEST STAR ADVISERS FUND
     CDC NVEST STAR GROWTH FUND
     CDC NVEST STAR WORLDWIDE FUND

Statement of Additional Information -- PART I
May 1, 2002 (as revised November 1, 2002)

         This Statement of Additional Information (the "Statement") contains information which may be useful to investors but which is not included in the Prospectuses of the CDC Nvest Funds listed above (the "Funds" and each a "Fund"). This Statement is not a prospectus and is only authorized for distribution when accompanied or preceded by the Prospectus of the Funds dated May 1, 2002 for Classes A, B and C shares or the Prospectus dated May 1, 2002 for Class Y shares (the "Prospectus" or "Prospectuses"). This Statement should be read together with the Prospectuses. Investors may obtain the Prospectuses without charge from CDC IXIS Asset Management Distributors, L.P. (the "Distributor"), Prospectus Fulfillment Desk, 399 Boylston Street, Boston, Massachusetts 02116, by calling CDC Nvest Funds at 800-225-5478 or by placing an order online at www.cdcnvestfunds.com.

         Part I of this Statement contains specific information about the Funds.
Part II includes information about the Funds and other CDC Nvest Funds. Each of the Funds is a diversified fund and a series of CDC Nvest Funds Trust I (the "Trust"), a registered open-end management investment company that offers a total of fifteen funds.

         The Funds' financial statements and accompanying notes that appear in the Funds' annual and semiannual reports are incorporated by reference into Part I of this Statement. Each Fund's annual and semiannual report contains additional performance information and is available upon request and without charge, by calling 800-225-5478.

                                Table of Contents

                                                                           Page
                                      Part I
Investment Restrictions                                                     ii
Fund Charges and Expenses                                                  viii
Ownership of Fund Shares                                                   xix
Investment Performance of the Funds                                        xxii
                                      Part II
Miscellaneous Investment Practices                                          3
Management of the Trusts                                                    28
Portfolio Transactions and Brokerage                                        54
Description of the Trusts and Ownership of Shares                           62
Portfolio Turnover                                                          66
How to Buy Shares                                                           66
Net Asset Value and Public Offering Price                                   67
Reduced Sales Charges - Class A Shares Only                                 68
Shareholder Services                                                        70
Redemptions                                                                 77
Standard Performance Measures                                               80
Income Dividends, Capital Gain Distributions and Tax Status                 85
Financial Statements                                                        88
Appendix A - Description of Bond Ratings                                    89
Appendix B - Media That May Contain Fund Information                        93
Appendix C - Advertising and Promotional Literature                         94

                                                                       XR33-1102

--------------------------------------------------------------------------------

                             INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

         The following is a description of restrictions on the investments to be made by the Funds. The restrictions marked with an asterisk (*) may not be changed without the vote of a majority of the outstanding voting securities of the relevant Fund (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")). Except in the case of restrictions marked with a dagger (+) below, the percentages set forth below and the percentage limitations set forth in the Prospectus apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

CDC Nvest Star Value Fund
CDC Nvest Star Value Fund (the "Star Value Fund") may not:

*(1) With respect to 75% of its total assets, purchase any security if, as a result, more than 5% of its total assets (based on current value) would then be invested in the securities of a single issuer or acquire more than 10% of the outstanding voting securities of any issuer, provided however, this limitation does not apply to government securities as defined in the 1940 Act;

*(2) Purchase any security (other than U.S. government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents. For purposes of this restriction with regard to bank obligations, bank obligations are considered to be one industry, and asset-backed securities are not considered to be bank obligations;

*(3) Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions, and the Fund may make any short sales or maintain any short positions where the short sales or short positions would not constitute "senior securities" under the 1940 Act;

*(4) Borrow money except for temporary or emergency purposes, provided however, that the Fund may loan securities, engage in reverse repurchase agreements and dollar rolls, in an amount not exceeding 33 1/3% of its total assets taken at cost;

*(5) Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objectives and policies, provided however, this restriction does not apply to repurchase agreements or loans of portfolio securities;

*(6) Purchase or sell real estate, although it may purchase securities of issuers that deal in real estate, securities that are secured by interests in real estate, and securities that represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein;

*(7) Purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities;

*(8) Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act;

*(9) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

(10) Purchase options or warrants if, as a result, more than 1% of its total assets (taken at current value) would be invested in such securities;

(11)    Write options or warrants; or

+(12) Invest more than 15% of the Fund's total net assets in illiquid securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by the Trust's trustees.)

        The staff of the Securities and Exchange Commission (the "SEC") is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction (12) above.

        Restrictions (3) and (8) shall be interpreted based upon no-action letters and other pronouncements of the staff of the Securities and Exchange Commission (the "SEC"). Under current pronouncements, certain Fund positions are excluded from the definition of "senior security" so long as the Fund maintains adequate cover, segregation of assets or otherwise.

CDC Nvest Star Small Cap Fund
CDC Nvest Star Small Cap Fund (the "Star Small Cap Fund") may not:

(1) With respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. government and its agencies and instrumentalities) if, immediately after and as a result of such investment, more than 5% of the total assets of the Fund would be invested in such issuer;

*(2) Purchase any security (other than U.S. government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries, and each foreign country's government (together with all subdivisions thereof) will be considered to be a separate industry);

(3) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities); (for this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin);

(4) Acquire more than 10% of any class of securities of an issuer (other than U.S. government securities and taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or, with respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of an issuer;

*(5) Borrow money in excess of 33 1/3% of its total assets, and then only as a temporary measure for extraordinary or emergency purposes;

(6) Pledge more than 33 1/3% of its total assets (taken at cost); (for the purpose of this restriction, reverse repurchase agreements, collateral arrangements with respect to options, futures contracts, options on futures contracts, forward contracts, swap contracts, short sales and other similar instruments and with respect to initial and variation margin are not deemed to be a pledge of assets);

*(7) Make loans, except by entering into repurchase agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund's portfolio securities;

*(8) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may buy and sell futures contracts and related options, swap contracts, currency forward contracts, structured notes and other similar instruments. (This restriction does not prevent the Fund from purchasing securities of companies investing in the foregoing);

*(9) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

(10) Except to the extent permitted by rule or order of the SEC, participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with any investment adviser or subadviser of the Fund or accounts under any such investment adviser's or subadviser's management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction);

+(11) Purchase any illiquid security if, as a result, more than 15% of its net assets (taken at current value) would be invested in such securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by the Trust's trustees);

*(12) Issue senior securities. For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (6) above; any borrowing permitted by restriction (5) above; any collateral arrangements with respect to options or futures contracts, and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts, swap contracts or other similar instruments; and the issuance of shares of beneficial interest permitted from time to time by the provisions of the Trust's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom. (The Fund is required, under regulatory provisions applicable to it as interpreted by the staff of the SEC, to set aside in a segregated account with its custodian bank liquid assets in amounts sufficient at all times to satisfy its obligations under options, futures contracts, forward contracts, swap contracts and other similar instruments); or

(13) Invest less than 80% of its net assets (plus borrowings made for investment purposes) in investments in companies that have a market capitalization within the capitalization range of the Russell 2000 Index. The Fund will provide shareholders with notice at least 60 days in advance of any change to such policy adopted by the Board.

       The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction (11) above.

       In restriction (13), the 80% policy is applied at the time of investment. However, if the Fund no longer meets the 80% policy (due to changes in the value of its portfolio holdings or other circumstances beyond its control), it must make future investments in a manner that would bring the Fund into compliance with the 80% requirement, but would not be required to sell portfolio holdings that have increased in value.

CDC Nvest Star Advisers Fund
CDC Nvest Star Advisers Fund (the "Star Advisers Fund") may not:

*(1) With respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. Government and its agencies and instrumentalities) if, immediately after and as a result of such investment, more than 5% of the total assets of the Fund would be invested in such issuer;

*(2) Purchase any security (other than U.S. government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries, and each foreign country's government (together with subdivisions thereof) will be considered to be a separate industry);

(3) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except when, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin);

(4) Acquire more than 10% of any class of securities of an issuer (other than U.S. government securities and taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or with respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of an issuer;

*(5) Borrow money in excess of 25% of its total assets, and then only as a temporary measure for extraordinary or emergency purposes;

(6) Pledge more than 25% of its total assets (taken at cost). (For the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge of assets);

*(7) Make loans, except by entering into repurchase agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund's portfolio securities;

*(8) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may buy and sell futures contracts and related options. (This restriction does not prevent the Fund from purchasing securities of companies investing in the foregoing);

*(9) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

(10) Except to the extent permitted by rule or order of the Securities and Exchange Commission (the "SEC"), participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with any investment adviser or subadviser of the Fund or accounts under any such investment adviser's or subadviser's management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction);

(11) Write, purchase or sell options, except that the Fund may (a) write, purchase and sell put and call options on securities, securities indexes, currencies, futures contracts, swap contracts and other similar instruments and (b) enter into currency forward contracts;

+(12) Purchase any illiquid security if, as a result, more than 15% of its net assets (taken at current value) would be invested in such securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by the Trust's trustees); or

*(13) Issue senior securities. (For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restrictions (3) or (6) above; any borrowing permitted by restriction (5) above; any collateral arrangements with respect to forward contracts, options, futures contracts and options on futures contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts or options on futures contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of the Trust's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom.)

       The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction (12) above.

CDC Nvest Star Growth Fund
CDC Nvest Star Growth Fund (the "Star Growth Fund") may not:

*(1) With respect to 75% of its total assets, purchase any security if, as a result, more than 5% of the Fund's total assets (based on current value) would then be invested in securities of a single issuer or acquire more than 10% of the outstanding voting securities of any issuer; provided, however, this limitation does not apply to government securities (as defined in the 1940 Act);

*(2) Purchase any security (other than government securities) if, as a result, more than 25% of its total assets (taken at current value) would be invested in any one industry;

*(3) Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions and the Fund may make any short sales or maintain any short positions where the short sales or short positions would not constitute senior securities under the 1940 Act;

*(4) Borrow money, except for temporary or emergency purposes; provided, however, that the Fund may loan securities, engage in reverse repurchase agreements and dollar rolls, in an amount not exceeding 33 1/3% of its total assets taken at cost;

*(5) Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies; provided, however, that this restriction does not apply to repurchase agreements or loans of portfolio securities;

*(6) Purchase or sell real estate, although it may purchase securities of issuers that deal in real estate, securities that are secured by interests in real estate, and securities that represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein;

*(7) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

*(8) Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act;

*(9) Purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign currency exchange contracts and swap agreements and other financial transactions not requiring the delivery of physical commodities; or

+(10) Invest more than 15% of the Fund's total net assets in illiquid securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by the Trust's trustees).

        The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction (10) above.

        Restrictions (3) and (8) shall be interpreted based upon no-action letters and other pronouncements of the staff of the Securities and Exchange Commission (the "SEC"). Under current pronouncements, certain Fund positions are excluded from the definition of "senior security" so long as the Fund maintains adequate cover, segregation of assets or otherwise.

CDC Nvest Star Worldwide Fund
CDC Nvest Star Worldwide Fund (the "Star Worldwide Fund") may not:

(1) With respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. Government and its agencies and instrumentalities) if, immediately after and as a result of such investment, more than 5% of the total assets of the Fund would be invested in such issuer;

*(2) Purchase any security (other than U.S. government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries, and each foreign country's government (together with all subdivisions thereof) will be considered to be a separate industry);

(3) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except where it owns or, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin);

(4) Acquire more than 10% of any class of securities of an issuer (other than U.S. government securities and taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or with respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of an issuer;

*(5) Borrow money in excess of 33 1/3% of its total assets, and then only as a temporary measure for extraordinary or emergency purposes;

(6) Pledge more than 33 1/3% of its total assets (taken at cost). (For the purpose of this restriction, reverse repurchase agreements, collateral arrangements with respect to options, futures contracts, options on futures contracts, forward contracts, swap contracts and other similar instruments and with respect to initial and variation margin are not deemed to be a pledge of assets);

*(7) Make loans, except by entering into repurchase agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund's portfolio securities;

*(8) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may buy and sell futures contracts and related options, swap contracts, currency forward contracts, structured notes and other similar instruments. (This restriction does not prevent the Fund from purchasing securities of companies investing in the foregoing);

*(9) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

(10) Except to the extent permitted by rule or order of the SEC, participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with any investment adviser or subadviser of the Fund or accounts under any such investment adviser's or subadviser's management to reduce brokerage commissions to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction);

(11) Write, purchase or sell options, except that the Fund may (a) write, purchase and sell put and call options on securities, securities indexes, currencies, futures contracts, swap contracts and other similar instruments, (b) enter into currency forward contracts and (c) invest in structured notes;

+(12) Purchase any illiquid security if, as a result, more than 15% of its net assets (taken at current value) would be invested in such securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by the Trust's trustees); or

*(13) Issue senior securities. For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (6) above; any borrowing permitted by restriction (5) above; any collateral arrangements with respect to options or futures contracts, and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts, swap contracts or other similar instruments; and the issuance of shares of beneficial interest permitted from time to time by the provisions of the Trust's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom. (The Fund is required, under regulatory provisions applicable to it as interpreted by the staff of the SEC, to set aside in a segregated account with its custodian bank liquid assets in amounts sufficient at all times to satisfy its obligations under options, futures contracts, forward contracts, swap contracts and other similar instruments).

       The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction (12) above.

--------------------------------------------------------------------------------

                            FUND CHARGES AND EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

         Pursuant to separate advisory agreements, each dated October 30, 2000 (dated November 19, 2001 for Star Growth Fund), CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers") has agreed, subject to the supervision of the Board of Trustees of the Trust, to manage the investment and reinvestment of the assets of each Fund and to provide a range of administrative services to each Fund. For the services described in the advisory agreements, each Fund has agreed to pay CDC IXIS Advisers an advisory fee at the annual rate set forth in the following table, reduced by the amount of any subadvisory fees payable by the Fund to its subadvisers pursuant to any subadvisory agreements:

                     Fund                        Advisory Fee payable by Fund to CDC IXIS Advisers
                                          ----------------------------------------------------------------
                                                  (as a % of average daily net assets of the Fund )
         -----------------------------    -----------------------------------------------------------------

         Star Value Fund                     0.75%  of the first $200 million
                                             0.70%  of the next $300 million
                                             0.65%  of amounts in excess of $500 million

         Star Small Cap Fund                 1.05%

         Star Advisers Fund                  1.05%  of the first $1 billion
                                             1.00%  of next $1 billion
                                             0.95%  of amounts in excess of $2 billion

         Star Growth Fund                    1.00%*

         Star Worldwide Fund                 1.05%


         *Through April 30, 2003, CDC IXIS Advisers has agreed to waive a portion of its fee on the Star Growth Fund to limit the effective management fee to 0.90% of the Fund's average daily net assets. CDC IXIS Advisers has also given a binding undertaking to the Star Growth Fund to reduce the Fund's fees and, if necessary, to bear certain expenses related to operating the Fund in order to limit the Fund's expenses to an annual rate of 1.50%, 2.25%, 2.25% and 1.25% of the average daily net assets of Classes A, B, C and Y shares, respectively. This undertaking is in effect through April 30, 2003, and will be reevaluated on an annual basis thereafter.

SUBADVISORY FEES

         Each advisory agreement provides that CDC IXIS Advisers may delegate its responsibilities thereunder to another party. As explained in the Prospectus, the Star Value, Star Small Cap, Star Advisers, Star Growth and Star Worldwide Funds' portfolios are each divided into four segments. The portfolio management of each Fund's segment has been delegated to a subadviser as described below.

Star Value Fund

         Pursuant to separate subadvisory agreements, CDC IXIS Advisers has delegated its portfolio management responsibilities to the Star Value Fund among four subadvisers. The subadvisers of Star Value Fund are Loomis, Sayles & Company, L.P. ("Loomis Sayles"), Vaughan, Nelson Scarborough & McCullough, L.P. ("Vaughan Nelson"), Harris Associates L.P. ("Harris Associates") and Westpeak Global Advisors, L.P. ("Westpeak"), each of which manages one of the four segments. For the services described in the subadvisory agreements, the Star Value Fund has agreed to pay its respective subadvisers a subadvisory fee at the annual rate set forth in the following table:


                                           Date of Subadvisory
                                                Agreement
                Subadviser                                         Subadvisory fee payable to subadviser*
                                                                   (as a % of average daily net assets of the segment)
      -------------------------------      ---------------------   ---------------------------------------------------

             Loomis Sayles**                     10/30/00             0.535%  of the first $200 million
                                                                      0.350%  of the next $300 million
                                                                      0.300%  of amounts in excess of $500 million

              Vaughan Nelson                     10/30/00             0.500%  of the first $25 million
                                                                      0.400%  of the next $175 million
                                                                      0.325%  of the next $300 million
                                                                      0.275%  of amounts in excess of $500 million

            Harris Associates                    10/30/00             0.500%  of the first $100 million
                                                                      0.450%  of amounts in excess of $100 million

                 Westpeak                        10/30/00             0.500%  of the first $25 million
                                                                      0.400%  of the next $75 million
                                                                      0.350%  of the next $100 million
                                                                      0.300%  of amounts in excess of $200 million


      *Beginning on February 28, 2000 through April 18, 2000, the Fund paid subadvisory fees under this arrangement to each of the above-referenced subadvisers under separate interim subadvisory agreements dated February 28, 2000. These agreements were replaced by the subadvisory agreements approved by Star Value Fund's shareholders at a special shareholder meeting on April 19, 2000.

      **Prior to February 28, 2000, Loomis Sayles served as the single subadviser to the Star Value Fund pursuant to a subadvisory agreement dated August 30, 1996, as amended May 1, 1998. The subadvisory fee payable by the Fund to Loomis Sayles was 0.535% of the first $200 million of the Fund's average daily net assets, 0.350% of the next $300 million of the Fund's average daily net assets and 0.300% of the Fund's average daily net assets in excess of $500 million.


Star Small Cap Fund

         Pursuant to separate subadvisory agreements, CDC IXIS Advisers has delegated its portfolio management investment responsibilities to the Star Small Cap Fund among four subadvisers. The subadvisers of the Star Small Cap Fund are Loomis Sayles, RS Investment Management, L.P. ("RS Investments"), Salomon Brothers Asset Management Inc. ("Salomon Brothers") and Harris Associates, each of which manages one of the four segments. For services described in the subadvisory agreements, the Star Small Cap Fund has agreed to pay its respective subadvisers a subadvisory fee at the annual rate set forth in the following table:


                                          Date of Subadvisory        Subadvisory fee payable to subadviser
               Subadviser                      Agreement             (as a % of average daily net assets of the segment)
         ------------------------        -----------------------     ----------------------------------------------------

              Loomis Sayles                     10/30/00                 0.55%  of the first $50 million
                                                                         0.50%  of amounts in excess of $50 million

             RS Investments                     10/30/00                 0.55%  of the first $50 million
                                                                         0.50%  of amounts in excess of $50 million

            Salomon Brothers1                   09/01/02                 0.55%

            Harris Associates                   10/30/00                 0.70%

1Prior to September 1, 2002, Montgomery Asset Management, LLC ("Montgomery") served as subadviser to this segment of the Star Small Cap Fund pursuant to a subadvisory agreement providing for a subadvisory fee to be paid by CDC IXIS Advisers to Montgomery at the annual rate of 0.65% of the first $50 million of the segment's average daily net assets and 0.50% of the segment's average daily net assets in excess of $50 million.

Star Advisers Fund

         Pursuant to separate subadvisory agreements, CDC IXIS Advisers has delegated its portfolio management investment responsibilities to the Star Advisers Fund among three subadvisers. The subadvisers of the Star Advisers Fund are Harris Associates, Loomis Sayles (which manages two of the four segments) and Fund Asset Management, L.P. doing business as Mercury Advisors ("Mercury"). For the services described in the subadvisory agreements, the Star Advisers Fund has agreed to pay its respective subadvisers a subadvisory fee at the annual rate set forth in the following table:

                                       Date of Subadvisory       Subadvisory fee payable to subadviser
         Subadviser                         Agreement            (as a % of average daily net assets of the Segment)
------------------------------        -----------------------    ----------------------------------------------------

      Harris Associates                10/30/00 as amended        0.650%  of the first $50 million
                                            06/01/011             0.600%  of the next $50 million
                                                                  0.550%  of  the next $400 million
                                                                  0.500%  of amounts in excess of $500 million


       Loomis Sayles -                 05/18/01 as amended        0.550%  of the first $50 million
   Mid Cap Growth Segment2                  06/01/011             0.500%  of the next $450 million
                                                                  0.475%  of amounts in excess of $500 million

       Loomis Sayles -                 10/30/00 as amended        0.550%  of the first $50 million
   Small Cap Value Segment                  06/01/011
                                                                  0.500%  of the next $250 million
                                                                  0.475%  of the next $250 million
                                                                  0.450%  of amounts in excess of $550 million

          Mercury3                           09/01/01             0.550%  of the first $300 million
                                                                  0.500%  of amounts in excess of $300 million


   1 The subadvisory agreements with Harris Associates, Loomis Sayles for the Mid Cap Growth Segment and Loomis Sayles for the Small Cap Value Segment were amended on June 1, 2001. The purpose of these amendments was to add additional break points to the subadvisory fee structures. The additional break point added for the Harris Associates segment was 0.50% of amounts in excess of $500 million, for the Loomis Sayles Mid Cap Growth Segment was 0.475% of amounts in excess of $500 million and for the Loomis Sayles Small Cap Value Segment was 0.450% of amounts in excess of $550 million.

   2 Prior to March 1, 2001, Janus Capital Corporation ("Janus Capital") served as subadviser to this segment of the Star Advisers Fund pursuant to a subadvisory agreement providing for a subadvisory fee to be paid by CDC IXIS Advisers to Janus Capital at the same rates as those currently paid by CDC IXIS Advisers to Loomis Sayles.

   3 Prior to July 1, 2001, Kobrick Funds, LLC ("Kobrick") served as subadviser to this segment of the Star Advisers Fund pursuant to a subadvisory agreement providing for a subadvisory fee to be paid by CDC IXIS Advisers to Kobrick at the annual rate of 0.55% of the first $50 million of the segment's average daily net assets, 0.50% of the next $200 million of the segment's average daily net assets and 0.475% of the segment's average daily net assets in excess of $250 million.

Star Growth Fund

         Pursuant to separate subadvisory agreements, CDC IXIS Advisers has delegated its portfolio management investment responsibilities to the Star Growth Fund among four subadvisers. The subadvisers of the Star Growth Fund are Vaughan Nelson, RS Investments, Westpeak and Morgan Stanley Investment Management, Inc. doing business as Miller Anderson ("Miller Anderson"), each of which manages one of the four segments. For the services described in the subadvisory agreements, the Star Growth Fund has agreed to pay its respective subadvisers a subadvisory fee at the annual rate set forth in the following table:

                                        Date of Subadvisory
                                             Agreement                    Subadvisory fee payable to subadviser
          Subadviser                                               (as a % of average daily net assets of the segment)
--------------------------------        ---------------------     ------------------------------------------------------

        Vaughan Nelson                        11/19/01             0.60%

        RS Investments                        11/19/01             0.65%   of the first $200 million
                                                                   0.55%   of the next $100 million
                                                                   0.50%   of amounts in excess of $300 million

           Westpeak                           11/19/01             0.50%

        Miller Anderson                       11/19/01             0.65%   of the first $150 million
                                                                   0.55%   of amounts in excess of $150 million


Star Worldwide Fund

         Pursuant to separate subadvisory agreements, CDC IXIS Advisers has delegated its portfolio management investment responsibilities to the Star Worldwide Fund among three subadvisers. The subadvisers of the Star Worldwide Fund are Harris Associates, which manages two of the four segments, Loomis Sayles and Hansberger Global Investments, Inc. ("Hansberger"). For the services described in the subadvisory agreements, the Star Worldwide Fund has agreed to pay its respective subadvisers a subadvisory fee at the annual rate set forth in the following table:

                                         Date of Subadvisory              Subadvisory fee payable to subadviser
                Subadviser                    Agreement                   (as a % of average daily net assets of the segment)
         -------------------------      ----------------------            ----------------------------------------------------

         Harris Associates -                  10/30/00                      0.65%  of the first $50 million
         U.S. Segment                                                       0.60%  of the next $50 million
                                                                            0.55%  of amounts in excess of $100 million

         Harris Associates -                  10/30/00                      0.65%  of the first $50 million
         International Segment                                              0.60%  of the next $50 million
                                                                            0.55%  of amounts in excess of $100 million

         Loomis Sayles                        10/30/00                      0.65%  of the first $50 million
                                                                            0.60%  of the next $50 million
                                                                            0.55%  of amounts in excess of $100 million

         Hansberger*                          03/01/02                      0.55%  of the first $50 million
                                                                            0.50%  of the next $50 million
                                                                            0.35%  of amounts in excess of $100 million

         *Prior to March 1, 2002, Montgomery served as subadviser to this segment of the Star Worldwide Fund, pursuant to a subadvisory agreement providing for a subadvisory fee to be paid by CDC IXIS Advisers to Montgomery at the annual rate of 0.85% of the first $25 million of the segment's average daily net assets, 0.65% of the next $25 million of the segment's average daily net assets and 0.55% of such assets in excess of $50 million.

         For the last three fiscal years, the following table shows the total advisory fees (including subadvisory fees) paid by the Funds and of these amounts, the total paid to CDC IXIS Advisers and the total paid to a subadviser of a Fund:


         Star Value Fund

                                                  1999                   2000*                    2001
                                                  ----                   -----                    ----

         Total Advisory Fee                    $2,627,025              $1,692,812              $1,511,547

         CDC IXIS Advisers
                   Total Paid                   $992,511                $591,154                $522,761

         Loomis Sayles
                   Total Paid                  $1,634,514               $469,365                $283,222

         Harris Associates
                   Total Paid                       -                   $226,954                $297,598

         Vaughan Nelson
                   Total Paid                       -                   $204,686                $217,634

         Westpeak
                   Total Paid                       -                   $200,653                $190,332

         Star small cap Fund

                                                  1999                    2000                    2001
                                                  ----                    ----                    ----

         Total Advisory Fee                    $1,492,557              $2,642,369              $1,943,178

         CDC IXIS Advisers
                   Total Paid                   $649,355               $1,192,667               $825,823

         Harris Associates
                   Total Paid                   $176,418                $253,574                $306,734

         Loomis Sayles
                   Total Paid                   $220,509                $404,152                $213,087

         Montgomery
                   Total Paid                   $170,613                $306,063                $261,637

         RS Investments
                   Total Paid                   $275,662                $485,913                $335,897

                                      xii



         Star Advisers Fund

                                                  1999                    2000                    2001
                                                  ----                    ----                    ----

         Total Advisory Fee                   $12,591,170             $16,544,494             $11,832,639

         CDC IXIS Advisers
                   Total Paid                  $6,314,704              $8,398,283              $5,854,811

         Harris Associates
                   Total Paid                  $1,213,904              $1,200,482              $1,629,085

         Founders*                         (Jan. 1 - Oct. 19)
                   Total Paid                  $1,077,066                  -                       -

         Janus Capital                                                                     (Jan. 1 - Feb. 28)
                   Total Paid                  $2,213,726              $3,236,400               $775,495

         Loomis Sayles - Small Cap
         Value Segment
                   Total Paid                  $1,143,365              $1,434,511              $1,508,788

         Kobrick*                         (Oct. 20 - Dec. 31)                              (Jan. 1 - June 30)
                   Total Paid                   $628,465               $2,274,818               $899,421
         Loomis**                                                                          (Mar. 1 - Dec. 31)
                   Total Paid                      -                       -                    $727,549
         Mercury***                                                                        (July 1 - Dec. 31)
                   Total Paid                      -                       -                    $437,490


         *Prior to August 23, 1999, Founders Asset Management LLC ("Founders") served as subadviser to the segment of the Star Advisers Fund now subadvised by Mercury, pursuant to a subadvisory agreement providing for a subadvisory fee to be paid by CDC IXIS Advisers to Founders at the annual rate of 0.55% of the first $50 million of the segment's average daily net assets, 0.50% of the next $200 million of the segment's average daily net assets and 0.475% of the segment's average daily net assets in excess of $250 million. Pursuant to the subadvisory agreement, CDC IXIS Advisers paid such subadvisory fee to Founders through October 19, 1999. From August 24, 1999 through June 30, 2001, Kobrick served as subadviser to the segment of the Star Advisers Fund now managed by Mercury, pursuant to a subadvisory agreement providing for a subadvisory fee to be paid by CDC IXIS Advisers to Kobrick at the annual rate of 0.55% of the first $50 million of the segment's average daily net assets, 0.50% of the next $200 million of the segment's average daily net assets and 0.475% of the segment's average daily net assets in excess of $250 million.

         **Prior to March 1, 2001, Janus Capital served as subadviser to this segment of the Star Advisers Fund now managed by Loomis Sayles, pursuant to a subadvisory agreement providing for a subadvisory fee to be paid by CDC IXIS Advisers to Janus Capital at the same rates as those currently paid by the Fund to Loomis Sayles.



         Star GROWTH Fund*

                                                 1999**                  2000**                 2001***
                                                 ------                  ------                 -------

         Total Advisory Fee                                                                     $231,716

         CDC IXIS Advisers
                   Fee Earned                      -                       -                    $55,317
                   Fee Waived                      -                       -                    $31,164
                   Total Paid                      -                       -                    $24,153

         Kobrick Funds LLC
                   Fee Earned                   $780,662               $2,851,423              $1,426,186
                   Fee Waived                   $17,427                 $325,567                $692,921
                   Total Paid                   $763,235               $2,525,856               $733,265

         RS Investments
                   Fee Earned                      -                       -                    $71,725
                   Fee Waived                      -                       -                    $43,615
                   Total Paid                      -                       -                    $28,110

         Vaughan Nelson
                   Fee Earned                      -                       -                    $68,776
                   Fee Waived                      -                       -                    $43,149
                   Total Paid                      -                       -                    $25,627

         Westpeak
                   Fee Earned                      -                       -                    $15,574
                   Fee Waived                      -                       -                     $8,774
                   Total Paid                      -                       -                     $6,800

         Miller Anderson
                   Fee Earned                      -                       -                    $20,324
                   Fee Waived                      -                       -                    $11,450
                   Total Paid                      -                       -                     $8,874


         *On November 16, 2001, Kobrick Capital Fund and Kobrick Emerging Growth Fund merged into the Star Growth Fund and, as a result, Star Growth Fund assumed the financial and accounting information of the Kobrick Capital Fund.

         **The fiscal year-end of the predecessor fund (Kobrick Capital Fund) was September 30. Therefore the amounts shown for 1999 and 2000 reflect fees paid from October 1, 1998 through September 30, 1999 and October 1, 1999 through September 30, 2000, respectively.

         ***Kobrick served as adviser to Kobrick Capital Fund until June 30, 2001 pursuant to an advisory agreement dated October 30, 2000 and continued to receive advisory fees until August 30, 2001 pursuant to the terms of the advisory agreement. RS Investments and Vaughan Nelson jointly served as the interim advisers through November 16, 2001 pursuant to interim advisory agreements dated July 1, 2001. The advisory fee rate under all advisory agreements was an annual rate of 1.00% of the average daily net assets of the Fund's assets managed. CDC IXIS Advisers has also given a binding undertaking to the Star Growth Fund to reduce the Fund's fees and, if necessary, to bear certain expenses related to operating the Fund in order to limit the Fund's expenses to an annual rate of 1.50%, 2.25%, 2.25% and 1.25% of the average daily net assets of Classes A, B, C and Y shares, respectively. This undertaking is in effect through April 30, 2003 and will be reevaluated on an annual basis thereafter.




         STAR WORLDWIDE FUND

                                                  1999                    2000                    2001
                                                  ----                    ----                    ----

         Total Advisory Fee                    $2,625,697              $2,891,302              $2,076,636

         CDC IXIS Advisers
                   Total Paid                   $968,638               $1,114,073               $751,956

         Harris Associates
                   Total Paid                   $663,004                $724,802                $703,341

         Loomis Sayles                                             (Mar. 1 - Dec. 31)
                   Total Paid                      -                    $496,709                $374,022

         Founders*                         (Jan. 1 - Oct. 19)
                   Total Paid                   $248,981                   -                       -

         Janus Capital**                                           (Jan. 1 - Feb. 28)
                   Total Paid                   $480,249                $115,940                   -

         Montgomery
                   Total Paid                   $264,825                $439,778                $247,317


         *Prior to August 23, 1999, Founders served as a subadviser to a segment of the Star Worldwide Fund. Following Founders' departure, the assets of the segment it had managed were reallocated to the remaining subadvisers. Pursuant to the subadvisory agreement, CDC IXIS Advisers paid such subadvisory fee to Founders through October 19, 1999.

         **Prior to March 1, 2000, Janus served as subadviser to this segment of the Star Worldwide Fund now managed by Loomis Sayles, pursuant to a subadvisory agreement providing for a subadvisory fee to be paid by CDC IXIS Advisers to Janus at the annual rate of 0.65% of the first $50 million of the Segment's average daily net assets, 0.60% of such assets between $50 million and $100 million, and 0.55% of such assets in excess of $100 million.


Brokerage Commissions

Set forth below are the amounts each Fund paid in brokerage commissions during the last three calendar years. For a description of how transactions in portfolio securities are effected and how the Funds' subadvisers select brokers, see the section entitled "Portfolio Transactions and Brokerage" in Part II of this Statement.

STAR VALUE FUND
                                                                 1999              2000              2001
                                                                 ----              ----              ----
Brokerage Transactions
      Allocated to brokers providing research services            N/A              N/A           $104,331,472

Brokerage Commissions
      Total Brokerage Commissions Paid                         $810,251          $533,363          $449,206
      Commissions paid to Brokers providing research
      services                                                 $297,149          $155,947          $150,730
      Commissions Paid to Affiliated Brokers*
          Harris Associates Securities, L.P. ("HASLP")             -             $94,283           $52,593


*For the fiscal year ended December 31, 2001, the Fund paid 11.75% of its total brokerage commissions to HASLP and effected 1.66% of the aggregate dollar amount of its total brokerage transactions through HASLP.



STAR SMALL CAP FUND
                                                                 1999              2000             2001
                                                                 ----              ----             ----
Brokerage Transactions
      Allocated to brokers providing research services            N/A              N/A          $224,241,743

Brokerage Commissions
      Total Brokerage Commissions Paid                         $514,974         $2,199,563       $1,827,132
      Commissions paid to Brokers providing research
      services                                                 $112,113          $108,034         $399,057
      Commissions Paid to Affiliated Brokers*
          HASLP                                                 $18,631          $48,630           $14,803


*There are several factors for the difference in total brokerage commissions paid by the Fund over the last three fiscal years, including a greater amount of assets under management for some segments of the Fund and an extremely volatile stock market in 2000, that resulted in higher portfolio turnover.

**For the fiscal year ended December 31, 2001, the Fund paid 2.19% of its total brokerage commissions to HASLP and effected 0.22% of the aggregate dollar amount of its total brokerage transactions through HASLP.

STAR ADVISERS FUND
                                                         1999                 2000                 2001
                                                         ----                 ----                 ----
Brokerage Transactions
      Allocated to brokers providing research            N/A                   N/A            $1,563,960,246
      services

Brokerage Commissions
      Total Brokerage Commissions Paid                $3,184,677           $7,878,486           $3,060,366
      Commissions paid to Brokers providing
      research services                                $653,867             $197,619            $1,368,533
      Commissions Paid to Affiliated Brokers*
          HASLP
          Merrill Lynch                                $106,400             $196,010             $353,927
                                                          -                     -                $494,771

*There are several factors for the difference in total brokerage commissions paid by the Fund over the last three fiscal years, including a greater amount of assets under management for some segments of the Fund and an extremely volatile stock market in 2000, that resulted in higher portfolio turnover.

**For the fiscal year ended December 31, 2001, the Fund paid 12.03% of its total brokerage commissions to HASLP and Merrill Lynch and effected 1.45% of the aggregate dollar amount of its total brokerage transactions through HASLP and Merrill Lynch.


STAR GROWTH FUND
                                                       10/1/99-             10/01/00-            10/1/01-
                                                       9/30/00               9/30/01             12/31/01
                                                       --------             --------             --------
Brokerage Transactions
      Allocated to brokers providing research            N/A                   N/A             $256,016,762
      services

Brokerage Commissions
      Total Brokerage Commissions Paid                $3,203,772             $72,039             $159,547
      Commissions paid to Brokers providing
      research services                                  N/A                 $61,473             $21,948
      Commissions Paid to Affiliated Brokers*
          HASLP
                                                         N/A                   N/A                 N/A

                                      xvi



STAR WORLDWIDE FUND
                                                         1999                 2000                 2001
                                                         ----                 ----                 ----
Brokerage Transactions
      Brokers providing research services                N/A                   N/A             $455,908,191

Brokerage Commissions
      Total Brokerage Commissions Paid                 $837,557            $1,425,492           $1,022,237
      Commissions paid to Brokers providing
      research services                                $323,884             $194,596             $727,082
      Commissions Paid to Affiliated Brokers*
          HASLP
                                                       $35,398               $66,998             $78,683


*For the fiscal year ended December 31, 2001, the Fund paid 7.67% of its total brokerage commissions to HASLP and effected 2.55% of the aggregate dollar amount of its total brokerage transactions through HASLP.


Sales Charges and 12b-1 Fees

         As explained in Part II of this Statement, the Classes A, B and C shares of each Fund pay the Distributor fees under plans adopted pursuant to Rule 12b-1 under the 1940 Act. The following table shows the amounts of Rule 12b-1 fees paid by the Funds during the fiscal years ended December 31, 1999, 2000 and 2001:

            Fund                  1999             2000             2001
                                  ----             ----             ----
 ----------------------------

 Star Value Fund
           Class A                 $674,343          $425,329        $361,980
           Class B                 $740,246          $459,663        $452,765
           Class C                  $49,847           $26,750         $27,936

 Star Small Cap Fund
           Class A                 $147,871          $251,222        $185,532
           Class B                 $668,816        $1,193,110        $873,686
           Class C                 $161,139          $318,544        $234,831

 Star Advisers Fund
           Class A               $1,212,508        $1,554,095      $1,079,692
           Class B               $5,635,995        $7,553,290      $5,423,369
           Class C               $1,075,550        $1,440,760        $983,957

 Star Growth Fund
           Class A                 $480,043          $215,093         $30,421
           Class B                 $550,051          $494,833         $93,990
           Class C                 $101,034           $87,102         $14,319

 Star Worldwide Fund*
           Class A                 $270,924          $294,478        $209,071
           Class B               $1,181,955        $1,300,089        $948,866
           Class C                 $235,012          $275,236        $192,609

 *For the fiscal years ended September 30, 2000, September 30, 2001 and the period from October 1, 2001 to December 31, 2001.

During the fiscal year ended December 31, 2001, the Distributor's expenses relating to each Fund's 12b-1 plans were as follows (Class B compensation to investment dealers excludes advanced commissions sold to a third party):


  Star Value Fund

  (Class A Shares)
  Compensation to Investment Dealers                                                                 $360,519
  Compensation to Distributor's Sales Personnel and Other Related Costs                              $271,602
                                                                                                     --------
                                                       TOTAL                                         $632,121
  (Class B Shares)
  Compensation to Investment Dealers                                                                 $440,526
  Compensation to Distributor's Sales Personnel and Other Related Costs                              $168,713
                                                                                                     --------
                                                       TOTAL                                         $609,239
  (Class C Shares)
  Compensation to Investment Dealers                                                                  $28,227
  Compensation to Distributor's Sales Personnel and Other Related Costs                               $24,027
                                                                                                      -------
                                                       TOTAL                                          $52,254

  Star Small Cap Fund

  (Class A shares)
  Compensation to Investment Dealers                                                                 $187,163
  Compensation to Distributor's Sales Personnel and Other Related Costs                              $456,597
                                                                                                     --------
                                                       TOTAL                                         $643,760
  (Class B shares)
  Compensation to Investment Dealers                                                                 $839,851
  Compensation to Distributor's Sales Personnel and Other Related Costs                              $282,750
                                                                                                     --------
                                                       TOTAL                                       $1,122,601
  (Class C shares)
  Compensation to Investment Dealers                                                                 $174,950
  Compensation to Distributor's Sales Personnel and Other Related Costs                              $113,521
                                                                                                     --------
                                                       TOTAL                                         $288,471

  Star Advisers Fund

  (Class A shares)
  Compensation to Investment Dealers                                                               $1,076,671
  Compensation to Distributor's Sales Personnel and Other Related Costs                              $824,298
                                                                                                     --------
                                                       TOTAL                                       $1,900,969
  (Class B shares)
  Compensation to Investment Dealers                                                               $5,255,215
  Compensation to Distributor's Sales Personnel and Other Related Costs                            $1,159,399
                                                                                                   ----------
                                                       TOTAL                                       $6,414,614
  (Class C shares)
  Compensation to Investment Dealers                                                                 $792,912
  Compensation to Distributor's Sales Personnel and Other Related Costs                              $277,563
                                                                                                     --------
                                                       TOTAL                                       $1,070,475

                                     xviii



  Star Growth Fund

  (Class A Shares)
  Compensation to Investment Dealers                                                                  $25,860
  Compensation to Distributor's Sales Personnel and Other Related Costs                               $31,758
                                                                                                      -------
                                                       TOTAL                                          $57,618
  (Class B Shares)
  Compensation to Investment Dealers                                                                  $69,935
  Compensation to Distributor's Sales Personnel and Other Related Costs                               $19,055
                                                                                                      -------
                                                       TOTAL                                          $88,990
  (Class C Shares)
  Compensation to Investment Dealers                                                                   $7,880
  Compensation to Distributor's Sales Personnel and Other Related Costs                                $2,961
                                                                                                       ------
                                                       TOTAL                                          $10,841

  Star Worldwide Fund

  (Class A shares)
  Compensation to Investment Dealers                                                                 $208,526
  Compensation to Distributor's Sales Personnel and Other Related Costs                              $565,214
                                                                                                     --------
                                                       TOTAL                                         $773,740
  (Class B shares)
  Compensation to Investment Dealers                                                                 $929,115
  Compensation to Distributor's Sales Personnel and Other Related Costs                              $163,023
                                                                                                     --------
                                                       TOTAL                                       $1,092,138
  (Class C shares)
  Compensation to Investment Dealers                                                                 $153,788
  Compensation to Distributor's Sales Personnel and Other Related Costs                               $44,281
                                                                                                      -------
                                                       TOTAL                                         $198,069


--------------------------------------------------------------------------------

                            OWNERSHIP OF FUND SHARES
--------------------------------------------------------------------------------

         As of April 2, 2001, to the Trust's knowledge, the following persons owned of record or beneficially 5% or more of the outstanding shares of the indicated classes set forth below.


Fund                                Shareholder and Address                                 Ownership Percentage
----                                -----------------------                                 --------------------
Star Value Fund

    Class C Shares                  MLPF&S for the Sole Benefit of Its Customers                    8.87%
                                    ATTN Fund Administration ML#97UA 4800 Deer
                                    Lake Dr East - 2nd FL Jacksonville, FL
                                    32246-6484

    Class Y Shares                  Metropolitan Life Insurance                                    70.91%
                                    Company Issuer
                                    501 Boylston Street - 6th FL
                                    Boston, MA 02116-3769

                                    New England Life Insurance Company                             29.09%
                                    C/O Andrew Kaniuk
                                    Met Life The Crescent Floor 6
                                    501 Route 22
                                    Bridgewater, NJ 08807-2441


Star Small Cap Fund

    Class B Shares                  MLPF&S for the Sole Benefit of Its Customers                    5.09%
                                    ATTN Fund Administration ML#97MR 4800 Deer
                                    Lake Dr East - 2nd FL Jacksonville, FL
                                    32246-6484

    Class C Shares                  MLPF&S for the Sole Benefit of Its Customers                   22.55%
                                    ATTN Fund Administration ML#97UA 4800 Deer
                                    Lake Dr East - 2nd FL Jacksonville, FL
                                    32246-6484

Star Advisers Fund

    Class C Shares                  MLPF&S for the Sole Benefit of Its Customers                   10.36%
                                    ATTN Fund Administration ML#97MR 4800 Deer
                                    Lake Dr East - 2nd FL Jacksonville, FL
                                    32246-6484

    Class Y Shares                  New England Mutual Life Ins Co                                 44.48%
                                    Separate Investment Accounting
                                    ATTN Brenda Harmon
                                    501 Boylston Street - 6th Flr
                                    Boston, MA 02116-3769

                                    Metropolitan Life Insurance Co                                 20.09%
                                    C/O Mary Beth Klein
                                    Insurance Accting 6th Flr
                                    501 Boylston Street
                                    Boston, MA 02116-3769

                                    New England Life Insurance Co                                  15.50%
                                    Insurance Accounting 6th Floor
                                    ATTN Charles Sullivan
                                    501 Boylston Street
                                    Boston, MA 02116-3769

                                    New England Life Insurance Co                                  12.36%
                                    C/O Andrew Kaniuk
                                    Met Life The Crescent Floor 6
                                    501 Route 22
                                    Bridgewater, NJ 08807-2441

Star Growth Fund

    Class A Shares                  MLPF&S for the Sole Benefit of Its Customers                   13.43%
                                    ATTN Fund Administration 4800 Deer Lake Dr
                                    East - 2nd FL Jacksonville, FL 32246-6484

    Class C Shares                  MLPF&S for the Sole Benefit of Its Customers                   24.04%
                                    ATTN Fund Administration 4800 Deer Lake Dr
                                    East - 2nd FL Jacksonville, FL 32246-6484

    Class Y Shares                  Chase Manhattan Bank Directed                                  61.47%
                                    Trustee for MetLife Defined Contribution Group
                                    4 New York Plz
                                    New York, NY 10004-2413

                                       xx

--------------------------------------------------------------------------------

                       INVESTMENT PERFORMANCE OF THE FUNDS
--------------------------------------------------------------------------------

                      Performance Results - Percent Change*
                         For The Periods Ended 12/31/01

Star Value Fund

Class A Shares
                                                         Aggregate                            Average Annual
                                                       Total Return                            Total Return
                                             ----------------------------------     -----------------------------------
As a % of                                            5 Years         10 Years         1 Year    5 Years      10 Years
                                                     -------         --------         ------    -------      --------
-----------------------------------------------
Net Asset Value                                       24.60           180.16           1.32       4.50        10.85
Maximum Sales Charge                                  17.38           163.97          -4.47       3.26        10.19

                                                 Average Annual Total Return -         Average Annual Total Return -
                                                  After Taxes on Distributions         After Taxes on Distributions &
                                                                                            Sale of Fund Shares
                                                ---------------------------------    -----------------------------------
As a % of                                        1 Year   5 Years    10 Years         1 Year    5 Years      10 Years
                                                 ------   --------   --------         ------    -------      --------
-----------------------------------------------
Net Asset Value                                   1.32     2.55        8.30            0.80       3.40         8.27
Maximum Sales Charge ***                         -4.47     1.33        7.66           -2.72       2.39         7.68

Class B Shares
                                                         Aggregate                            Average Annual
                                                       Total Return                            Total Return
                                             ----------------------------------     -----------------------------------
                                                                      Since                                   Since

As a % of                                           5 Years         9/13/93**         1 Year    5 Years      9/13/93**
                                                    -------         ---------         ------    -------      ---------
-----------------------------------------------
Net Asset Value                                      20.00            105.80           0.55       3.71         9.09
With Contingent Deferred Sales Charge and            18.47            105.80          -4.45       3.45         9.09
Redemption at End of Period

                                                 Average Annual Total Return -         Average Annual Total Return -
                                                  After Taxes on Distributions         After Taxes on Distributions &
                                                                                            Sale of Fund Shares
                                                ---------------------------------    -----------------------------------
                                                                      Since                                   Since

As a % of                                        1 Year   5 Years    9/13/93**        1 Year    5 Years     9/13/93**
                                                 ------   --------   ---------        ------    -------     ---------
-----------------------------------------------
Net Asset Value                                   0.55     1.77        6.39            0.34       2.81         6.70
With Contingent Deferred Sales Charge and        -4.45     1.49        6.39           -2.71       2.59         6.70
Maximum Sales Charge ***

Class C Shares
                                                         Aggregate                            Average Annual
                                                       Total Return                            Total Return
                                             ----------------------------------     -----------------------------------
                                                                     Since                                    Since
                                                                          -
As a % of                                          5 Years         12/30/94**         1 Year    5 Years     12/30/94**
                                                   -------         ----------         ------    -------     ----------
-----------------------------------------------
Net Asset Value                                     20.07            97.45             0.55       3.73        10.20
Maximum Sales Charge and                            18.81            95.55            -1.40       3.51        10.05
Redemption at End of Period***

                                      xxi


                                                 Average Annual Total Return -         Average Annual Total Return -
                                                  After Taxes on Distributions         After Taxes on Distributions &
                                                                                            Sale of Fund Shares
                                                ---------------------------------    -----------------------------------
                                                                      Since                                   Since

As a % of                                        1 Year   5 Years   12/30/94**        1 Year    5 Years     12/30/94**
                                                 ------   --------  ----------        ------    -------     ----------
-----------------------------------------------
Net Asset Value                                   0.55     1.79        7.70            0.34       2.82         7.90
Maximum Sales Charge and Redemption at End of    -1.40     1.57        7.55           -0.85       2.64         7.77
Period***

Class Y Shares
                                                         Aggregate                            Average Annual
                                                       Total Return                            Total Return
                                             ----------------------------------     -----------------------------------
                                                                      Since                                   Since

As a % of                                          5 Years          3/31/94**         1 Year    5 Years     3/31/94**
                                                   -------          ----------        ------    -------     ---------
-----------------------------------------------
Net Asset Value                                     26.97            118.17            1.84       4.89        10.58

                                                 Average Annual Total Return -         Average Annual Total Return -
                                                 After Taxes on Distributions          After Taxes on Distributions &
                                                                                            Sale of Fund Shares
                                               ----------------------------------    -----------------------------------
As a % of                                                             Since                                  Since

                                               1 Year    5 Years      3/31/94**       1 Year     5 Years    3/31/94**
                                               ------    -------      ---------       ------     -------    ---------
-----------------------------------------------
Net Asset Value                                 1.84        2.88        7.84           1.12       3.68         7.94


Star Small Cap Fund

Class A Shares
                                                         Aggregate                            Average Annual
                                                       Total Return                            Total Return
                                             ----------------------------------     -----------------------------------
                                                                     Since                                    Since
As a % of                                          5 Years         12/31/96**         1 Year     5 Years    12/31/96**
                                                   --------        ----------         ------     -------    ----------
-----------------------------------------------
Net Asset Value                                     65.43            65.43            -12.05      10.59       10.59
Maximum Sales Charge                                55.95            55.95            -17.12      9.29         9.29

                                                Average Annual Total Return -          Average Annual Total Return -
                                                 After Taxes on Distributions          After Taxes on Distributions &
                                                                                            Sale of Fund Shares
                                              -----------------------------------    -----------------------------------
                                                                      Since                                   Since

As a % of                                       1 Year    5 Years   12/31/96**        1 Year    5 Years     12/31/96**
                                                ------    --------  ----------        ------    -------     ----------
---------------------------------------------
Net Asset Value                                 -12.05     8.23        8.23           -7.34       8.02         8.02
Maximum Sales Charge ***                        -17.12     6.96        6.96           -10.43      6.93         6.93

Class B Shares
                                                         Aggregate                             Average Annual
                                                       Total Return                             Total Return
                                             ----------------------------------     --------------------------------------
                                                                     Since                                      Since
As a % of                                          5 Years         12/31/96**         1 Year     5 Years      12/31/96**
                                                   --------        ----------         ------     -------      ----------
-----------------------------------------------
Net Asset Value                                     59.33            59.33            -12.74      9.76           9.76
With Contingent Deferred Sales Charge and           57.33            57.33            -17.10      9.49           9.49
Redemption at End of Period


                                                Average Annual Total Return -          Average Annual Total Return -
                                                 After Taxes on Distributions          After Taxes on Distributions &
                                                                                            Sale of Fund Shares
                                              -----------------------------------    -----------------------------------
                                                                      Since                                   Since

As a % of                                      1 Year   5 Years     12/31/96**        1 Year    5 Years     12/31/96**
                                               ------   --------    ----------        ------    -------     ----------
---------------------------------------------
Net Asset Value                                -12.74     7.35         7.35           -7.76       7.32         7.32
With Contingent Deferred Sales Charge and      -17.10     7.05         7.05           -10.41      7.08         7.08
Redemption at End of Period***

Class C Shares
                                                         Aggregate                              Annualized
                                                       Total Return                            Total Return
                                             ----------------------------------     -----------------------------------
                                                                      Since                                   Since
As a % of                                          5 Years         12/31/96**         1 Year     5 Years    12/31/96**
                                                   --------        ----------         ------     -------    ----------
-----------------------------------------------
Net Asset Value                                      59.35            59.35           -12.74      9.77         9.77
Maximum Sales Charge and                             57.71            57.71           -14.47      9.54         9.54
Redemption at End of Period***

                                                Average Annual Total Return -          Average Annual Total Return -
                                                 After Taxes on Distributions          After Taxes on Distributions &
                                                                                            Sale of Fund Shares
                                              -----------------------------------    -----------------------------------
                                                                      Since                                   Since

As a % of                                       1 Year    5 Years   12/31/96**        1 Year    5 Years     12/31/96**
                                                ------    --------  ----------        ------    -------     ----------
---------------------------------------------
Net Asset Value                                 -12.74     7.36        7.36           -7.76       7.32         7.32
Maximum Sales Charge and Redemption at End      -14.47     7.13        7.13           -8.81       7.13         7.13
of Period***


Star Advisers Fund

Class A Shares
                                                        Aggregate                             Average Annual
                                                       Total Return                            Total Return
                                             ---------------------------------       ----------------------------------
                                                                    Since                                      Since

As a % of                                         5 Years          7/7/94**            1 Year     5 Years     7/7/94**
                                                  -------          --------            ------     -------     --------
-----------------------------------------------
Net Asset Value                                     57.93           168.57              -9.36       9.57       14.11
Maximum Sales Charge                                48.84           153.18             -14.57       8.28       13.21

                                                Average Annual Total Return -           Average Annual Total Return -
                                                After Taxes on Distributions           After Taxes on Distributions &
                                                                                             Sale of Fund Shares
                                              ----------------------------------      ----------------------------------
                                                                       Since                                   Since

As a % of                                       1 Year    5 Years     7/7/94**         1 Year     5 Years    7/7/94**
                                                ------    --------    --------         ------     -------    --------
---------------------------------------------
Net Asset Value                                 -9.38       5.86       10.69            -5.70      6.61        10.58
Maximum Sales Charge ***                        -14.59      4.61        9.82            -8.87      5.54        9.79

Class B Shares
                                                       Aggregate                              Average Annual
                                                      Total Return                             Total Return
                                           -----------------------------------       ----------------------------------
                                                                    Since                                      Since
As a % of                                         5 Years          7/7/94**            1 Year     5 Years    7/7/94**
                                                  -------          --------            ------     -------    --------
---------------------------------------------
Net Asset Value                                    52.16            154.14             -10.09      8.76        13.27
With Contingent Deferred Sales Charge and          50.52            154.14             -14.58      8.52        13.27
Redemption at End of Period

                                     xxiii


                                                Average Annual Total Return -           Average Annual Total Return -
                                                 After Taxes on Distributions          After Taxes on Distributions &
                                                                                             Sale of Fund Shares
                                               ---------------------------------      ----------------------------------
                                                                       Since                                   Since

As a % of                                       1 Year    5 Years     7/7/94**         1 Year     5 Years    7/7/94**
                                                ------    --------    --------         ------     -------    --------
----------------------------------------------
Net Asset Value                                 -10.10      4.91        9.76            -6.14      5.92        9.84
With Contingent Deferred Sales Charge and       -14.60      4.64        9.76            -8.88      5.71        9.84
Redemption at End of Period***

Class C Shares
                                                        Aggregate                             Average Annual
                                                       Total Return                            Total Return
                                             ---------------------------------       ----------------------------------
                                                                   Since                                       Since
As a % of                                         5 Years         7/7/94**             1 Year     5 Years    7/7/94**
                                                  -------         --------             ------     -------    --------
-----------------------------------------------
Net Asset Value                                    52.22           154.29              -10.02      8.77        13.28
Maximum Sales Charge and                           50.70           151.66              -11.78      8.55        13.12
Redemption at End of Period***

                                                Average Annual Total Return -           Average Annual Total Return -
                                                 After Taxes on Distributions          After Taxes on Distributions &
                                                                                             Sale of Fund Shares
                                               ---------------------------------      ----------------------------------
                                                                       Since                                   Since

As a % of                                       1 Year    5 Years     7/7/94**         1 Year     5 Years    7/7/94**
                                                ------    --------    --------         ------     -------    --------
----------------------------------------------
Net Asset Value                                 -10.03      4.92        9.77            -6.10      5.92        9.85
Maximum Sales Charge and Redemption at End      -11.80      4.71        9.62            -7.18      5.74        9.71
of Period***

Class Y Shares
                                                        Aggregate                              Average Annual
                                                       Total Return                             Total Return
                                             ---------------------------------       -----------------------------------
                                                                    Since                                     Since

As a % of                                         5 Years         11/15/94**           1 Year    5 Years    11/15/94**
                                                  -------         -----------          ------    -------    ----------
-----------------------------------------------
Net Asset Value                                    60.71           153.50              -8.95      9.95         13.94

                                                 Average Annual Total Return -          Average Annual Total Return -
                                                  After Taxes on Distributions          After Taxes on Distributions &
                                                                                             Sale of Fund Shares
                                               -----------------------------------    -----------------------------------

As a % of                                                               Since                                 Since
                                                                                                                   -
                                                1 Year    5 Years     11/15/94**       1 Year    5 Years    11/15/94**
                                                ------    -------     ----------       ------    -------    ----------
-----------------------------------------------
Net Asset Value                                 -8.97       6.30        10.40          -5.45      6.93         10.32


Star Growth Fund

Class A Shares
                                                 Aggregate Total Return                       Average Annual
                                                                                               Total Return
                                            ----------------------------------       ----------------------------------
                                                             Since                                          Since
As a % of                                                 12/31/97**                      1 Year          12/31/97**
                                                          ----------                      ------          ----------
-----------------------------------------------
Net Asset Value                                              1.29                         -33.59             0.32
Maximum Sales Charge                                         -4.53                        -37.38            -1.15



                                                 Average Annual Total Return -         Average Annual Total Return -
                                                  After Taxes on Distributions         After Taxes on Distributions &
                                                                                            Sale of Fund Shares
                                                ---------------------------------    -----------------------------------

                                                                     Since                                  Since
As a % of                                           1 Year         12/31/97**             1 Year          12/31/97**
                                                    ------         ----------             ------          ----------
-----------------------------------------------
Net Asset Value                                     -33.59           -0.94                -20.45             0.01
Maximum Sales Charge***                             -37.38           -2.40                -22.77            -1.16

Class B Shares
                                                         Aggregate                            Average Annual
                                                       Total Return                            Total Return
                                             ----------------------------------     -----------------------------------
                                                             Since                                          Since
As a % of                                                  10/29/99**                     1 Year          10/29/99**
                                                           ----------                     ------          ----------
-----------------------------------------------
Net Asset Value                                              -44.88                       -34.15            -23.98
With Contingent Deferred Sales Charge and                    -46.54                       -37.44            -25.04
Redemption at End of Period

                                                 Average Annual Total Return -         Average Annual Total Return -
                                                  After Taxes on Distributions         After Taxes on Distributions &
                                                                                            Sale of Fund Shares
                                                ---------------------------------    -----------------------------------
                                                                     Since                                  Since
As a % of                                           1 Year         10/29/99**             1 Year          10/29/99**
                                                    ------         ----------             ------          ----------
-----------------------------------------------
Net Asset Value                                     -34.15           -23.98               -20.80            -18.52
With Contingent Deferred Sales Charge and           -37.44           -25.04               -22.80            -19.29
Redemption at End of Period***

Class C Shares
                                                         Aggregate                            Average Annual
                                                       Total Return                            Total Return
                                             ----------------------------------     -----------------------------------
                                                             Since                                          Since
As a % of                                                  10/29/99**                     1 Year          10/29/99**
                                                           ----------                     ------          ----------
-----------------------------------------------
Net Asset Value                                              -44.82                       -34.07            -23.94
Maximum Sales Charge and Redemption at End of                -45.38                       -35.37            -24.30
Period

                                                 Average Annual Total Return -         Average Annual Total Return -
                                                  After Taxes on Distributions         After Taxes on Distributions &
                                                                                            Sale of Fund Shares
                                                ---------------------------------    -----------------------------------
                                                                     Since                                  Since
As a % of                                           1 Year         10/29/99**             1 Year          10/29/99**
                                                    ------         ----------             ------          ----------
-----------------------------------------------
Net Asset Value                                     -34.07           -23.94               -20.75            -18.49
Maximum Sales Charge and Redemption at End of       -35.37           -24.30               -21.54            -18.75
Period***

Class Y Shares
                                                         Aggregate                            Average Annual
                                                       Total Return                            Total Return
                                             ----------------------------------     -----------------------------------
                                                             Since                                          Since
As a % of                                                  10/29/99**                     1 Year          10/29/99**
                                                           ----------                     ------          ----------
-----------------------------------------------
Net Asset Value                                              -43.73                       -33.48            -23.26


                                                 Average Annual Total Return -         Average Annual Total Return -
                                                  After Taxes on Distributions         After Taxes on Distributions &
                                                                                            Sale of Fund Shares
                                                ---------------------------------    -----------------------------------
                                                                     Since                                  Since
As a % of                                           1 Year         10/29/99**             1 Year          10/29/99**
                                                    ------         ----------             ------          ----------
-----------------------------------------------
Net Asset Value                                     -33.48           -23.26               -20.39            -17.98


Star Worldwide Fund

Class A Shares
                                                 Aggregate Total Return                       Average Annual
                                                                                               Total Return
                                            ----------------------------------       ----------------------------------
                                                                    Since                                     Since
As a % of                                         5 Years        12/29/95**            1 Year    5 Years    12/29/95**
                                                  -------        ----------            ------    -------    ----------
-----------------------------------------------
Net Asset Value                                    28.87            50.35              -8.98      5.20         7.03
Maximum Sales Charge                               21.45            41.73              -14.22     3.96         5.98

                                                 Average Annual Total Return -         Average Annual Total Return -
                                                 After Taxes on Distributions          After Taxes on Distributions &
                                                                                            Sale of Fund Shares
                                               ----------------------------------    -----------------------------------
                                                                      Since                                   Since

As a % of                                       1 Year    5 Years   12/29/95**        1 Year    5 Years     12/29/95**
                                                ------    --------  ----------        ------    -------     ----------
----------------------------------------------
Net Asset Value                                  -9.17     3.47        5.47           -5.37       4.00         5.54
Maximum Sales Charge***                         -14.40     2.25        4.44           -8.56       2.98         4.66

Class B Shares
                                                        Aggregate                             Average Annual
                                                       Total Return                            Total Return
                                             ---------------------------------       ----------------------------------
                                                                    Since                                     Since
As a % of                                         5 Years        12/29/95**            1 Year    5 Years    12/29/95**
                                                  -------        ----------            ------    -------    ----------
-----------------------------------------------
Net Asset Value                                    24.16            43.85              -9.74      4.42         6.24
With Contingent Deferred Sales Charge and          22.43            43.85              -14.22     4.13         6.24
Redemption at End of Period

                                                 Average Annual Total Return -         Average Annual Total Return -
                                                 After Taxes on Distributions          After Taxes on Distributions &
                                                                                            Sale of Fund Shares
                                               ----------------------------------    ------------------------------------
                                                                      Since                                   Since

As a % of                                       1 Year    5 Years   12/29/95**        1 Year    5 Years     12/29/95**
                                                ------    --------  ----------        ------    -------     ----------
----------------------------------------------
Net Asset Value                                  -9.87     2.66        4.66           -5.83       3.38         4.89
With Contingent Deferred Sales Charge and       -14.36     2.35        4.66           -8.56       3.13         4.89
Redemption at End of Period***

Class C Shares
                                                         Aggregate                             Annualized
                                                       Total Return                           Total Return
                                             ----------------------------------     ----------------------------------
                                                                     Since                                   Since
As a % of                                          5 Years         12/29/95**         1 Year    5 Years    12/29/95**
                                                   -------         ----------         ------    -------    ----------
-----------------------------------------------
Net Asset Value                                     24.14            43.94            -9.73      4.42         6.25
Maximum Sales Charge and Redemption at End of       22.94            42.46            -11.53     4.22         6.07
Period***


                                                 Average Annual Total Return -         Average Annual Total Return -
                                                 After Taxes on Distributions          After Taxes on Distributions &
                                                                                            Sale of Fund Shares
                                               ----------------------------------    -----------------------------------
                                                                      Since                                   Since

As a % of                                       1 Year    5 Years   12/29/95**        1 Year    5 Years     12/29/95**
                                                ------    --------  ----------        ------    -------     ----------
----------------------------------------------
Net Asset Value                                  -9.87     2.66        4.67           -5.82       3.37         4.90
Maximum Sales Charge and Redemption at End      -11.66     2.46        4.49           -6.92       3.21         4.75
of Period***


* Federal regulations require this example to be calculated using a $1,000 investment. The normal minimum initial investment in shares of the Funds is $2,500, however.
** Commencement of Fund operations or offering of the specified class of shares.
*** Class C share performance assumes a 1.00% front-end sales charge and, for the 1- year period, a 1.00% CDSC when you sell shares within one year of purchase. Class C shares for accounts established on or after December 1, 2000 are subject to the 1.00% front-end load. Class C shares for accounts established before December 1, 2000 are not subject to the 1.00% front-end load.

         The foregoing data represent past performance only and are not a prediction as to the future returns of any Fund. The investment return and principal value of an investment in any Fund will fluctuate so that the investor's shares, when redeemed, may be worth more or less than their original cost.

 Supplement dated November 1, 2002 to the Statement of Additional Information -
    Part II for CDC Nvest Funds Trust I, CDC Nvest Funds Trust II, CDC Nvest Funds Trust III and CDC Nvest Companies Trust I dated May 1, 2002, as supplemented from time to time


Effective November 1, 2002, CDC Nvest Funds Trust II on behalf of CDC Nvest Growth and Income Fund (the "Fund"), Harris Associates L.P. ("Harris Associates") and CDC IXIS Asset Management Advisers, L.P. entered into a new subadvisory agreement (the "New Subadvisory Agreement") following approval of the New Subadvisory Agreement at a shareholder meeting held on October 29, 2002. The New Subadvisory Agreement replaces the interim subadvisory agreement, effective July 1, 2002, in which Harris Associates replaced Westpeak Global Advisors, L.P. ("Westpeak") as the subadviser to the Fund.

Accordingly, any reference to Westpeak as subadviser to the Fund is replaced with Harris Associates.

********************************************************************************

In addition, the following sentence is added to the end of the Reverse Repurchase Agreement disclosure on page 18:

Dollar rolls are a special type of reverse repurchase agreement in which the portfolio instrument transferred by the Fund is a mortgage-related security. The Fund gives up the cash flows during the transaction period but has use of the cash proceeds.

********************************************************************************

Effective November 1, 2002, CDC Nvest Growth and Income Fund, CDC Nvest Targeted Equity Fund and CDC Nvest Star Value Fund (the "Funds") will be permitted to engage in securities lending. Accordingly, the term "Loans of Portfolio Securities" is added under each Fund in the section entitled "Miscellaneous Investment Practices", which begins on page 3.

********************************************************************************

Effective September 17, 2002, CDC IXIS Asset Management Distributors, L.P. will no longer accept new investments in or additional investments from current shareholders of CDC Nvest Mid Cap Growth Fund (the "Fund") as the Fund will be liquidated on or about November 22, 2002.




                                                                      SP175-1102

[GRAPHIC OMITTED][GRAPHIC OMITTED]

Statement of Additional Information - PART I

May 1, 2002 (as revised November 1, 2002) for:
--------------------------------------------------------------------------------

CDC NVEST LARGE CAP GROWTH FUND                                CDC NVEST MID CAP GROWTH FUND
CDC NVEST CAPITAL GROWTH FUND                                  CDC NVEST SELECT FUND
CDC NVEST TARGETED EQUITY FUND                                 CDC NVEST AEW REAL ESTATE FUND
CDC NVEST GROWTH AND INCOME FUND                               CDC NVEST JURIKA & VOYLES SMALL CAP GROWTH FUND
CDC NVEST BALANCED FUND                                        CDC NVEST INTERNATIONAL EQUITY FUND
CDC NVEST JURIKA & VOYLES RELATIVE VALUE FUND
CDC NVEST LARGE CAP VALUE FUND



         This Statement of Additional Information (the "Statement") contains information which may be useful to investors but which is not included in the Prospectuses of the CDC Nvest Funds listed above (the "Funds" and each a "Fund"). This Statement is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Funds dated May 1, 2002 (the "Prospectus" or "Prospectuses"). This Statement should be read together with the Prospectuses. Investors may obtain the Prospectuses without charge from CDC IXIS Asset Management Distributors, L.P. (the "Distributor", formerly CDC Nvest Funds Distributor, L.P.), Prospectus Fulfillment Desk, 399 Boylston Street, Boston, Massachusetts 02116, by calling CDC Nvest Funds at 800-225-5478 or by placing an order online at www.cdcnvestfunds.com.

         Part I of this Statement contains specific information about the Funds.
Part II includes information about the Funds as well as other CDC Nvest Funds. CDC Nvest Capital Growth Fund, CDC Nvest Targeted Equity Fund, CDC Nvest Balanced Fund, CDC Nvest International Equity Fund, CDC Nvest Large Cap Growth Fund and CDC Nvest Jurika & Voyles Relative Value Fund are each a diversified fund and a series of CDC Nvest Funds Trust I, a registered open-end management investment company that offers a total of fifteen funds. CDC Nvest Growth and Income Fund is a diversified fund and a series of CDC Nvest Funds Trust II, a registered open-end management investment company that offers a total of five funds. CDC Nvest Large Cap Value Fund, CDC Nvest Mid Cap Growth Fund, and CDC Nvest Jurika & Voyles Small Cap Growth Fund are each a diversified fund and a series of CDC Nvest Funds Trust III, a registered open-end management investment company that currently offers a total of four funds. Effective September 17, 2002, the Distributor will no longer accept new investments in or additional investments from current shareholders of CDC Nvest Mid Cap Growth Fund as the Fund will be liquidated on or about November 22, 2002. CDC Nvest Select Fund is a non-diversified fund and a series of CDC Nvest Funds Trust III. CDC Nvest AEW Real Estate Fund is a diversified fund and a series of CDC Nvest Companies Trust I, a registered open-end management investment company that currently offers one fund. CDC Nvest Funds Trust I, CDC Nvest Funds Trust II, CDC Nvest Funds Trust III and CDC Nvest Companies Trust I are collectively referred to in Part I of this Statement as the "Trusts" and are each referred to as a "Trust."

         The Funds' financial statements and accompanying notes that appear in the Funds' annual and semiannual reports are incorporated by reference into Part I of this Statement. Each Fund's annual and semiannual reports contain additional performance information and are available upon request and without charge by calling 800-225-5478.
                                                                       XS33-1102

                                Table of Contents


                                                   Part I                   Page
                                                                            ----
Investment Restrictions                                                      iii
Fund Charges and Expenses                                                  xviii
Ownership of Fund Shares                                                  xxxvii
Investment Performance of the Funds                                          xlv


                                                   Part II
Miscellaneous Investment Practices                                             3
Management of the Trusts                                                      28
Portfolio Transactions and Brokerage                                          54
Description of the Trusts and Ownership of Shares                             62
Portfolio Turnover                                                            66
How to Buy Shares                                                             66
Net Asset Value and Public Offering Price                                     67
Reduced Sales Charges                                                         68
Shareholder Services                                                          70
Redemptions                                                                   77
Standard Performance Measures                                                 80
Income Dividends, Capital Gain Distributions and Tax Status                   85
Financial Statements                                                          88
Appendix A - Description of Bond Ratings                                      89
Appendix B - Media That May Contain Fund Information                          93
Appendix C - Advertising and Promotional Literature                           94

--------------------------------------------------------------------------------

                             INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

         The following is a description of restrictions on the investments to be made by the Funds. The restrictions marked with an asterisk (*) may not be changed without the vote of a majority of the outstanding voting securities of the relevant Fund (as defined in the Investment Company Act of 1940, as amended, the "1940 Act"). Except in the case of restrictions marked with a dagger (+) below, the percentages set forth below and the percentage limitations set forth in the Prospectus apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

CDC Nvest Large Cap Growth Fund
CDC Nvest Large Cap Growth Fund (the "Large Cap Growth Fund") will not:

*(1) With respect to 75% of its total assets, purchase any security if, as a result, more than 5% of the Fund's total assets (based on current value) would then be invested in securities of a single issuer or acquire more than 10% of the outstanding voting securities of any issuer; provided however, this limitation does not apply to government securities (as defined in the 1940 Act);

*(2) Purchase any security (other than government securities) if, as a result, more than 25% of its total assets (taken at current value) would be invested in any one industry;

*(3) Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions and the Fund may make any short sales or maintain any short positions where the short sales or short positions would not constitute senior securities under the 1940 Act;

*(4) Borrow money, except for temporary or emergency purposes; provided, however, that the Fund may loan securities, engage in reverse repurchase agreements and dollar rolls, in an amount not exceeding 33 1/3% of its total assets taken at cost;

*(5) Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies; provided however, that this restriction does not apply to repurchase agreements or loans of portfolio securities;

*(6) Purchase or sell real estate, although it may purchase securities of issuers that deal in real estate, securities that are secured by interests in real estate, and securities that represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein;

*(7) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

*(8) Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act;

*(9) Purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities;

+(10) Invest more than 15% of the Fund's total net assets in illiquid securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by the Trust's trustees); or

(11) Invest less than 80% of its net assets (plus borrowings made for investment purposes) in investments in companies that have market capitalization within the capitalization range of the Russell 1000 Growth Index. Prior to any change to such policy adopted by the Board of Trustees of the Fund, the Fund will provide notice to shareholders as required by Rule 35d-1 under the 1940 Act, as such Rule may be interpreted from time to time by the staff of the SEC.


       The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction
(10) above.

        Restrictions (3) and (8) shall be interpreted based upon no-action letters and other pronouncements of the staff of the Securities and Exchange Commission (the "SEC"). Under current pronouncements, certain Fund positions are excluded from the definition of "senior security" so long as the Fund maintains adequate cover, segregation of assets or otherwise.

        In restriction (11) above, the 80% policy is applied at the time of investment. However, if the Fund no longer meets the 80% policy (due to changes in the value of its portfolio holdings or other circumstances beyond its control), it must make future investments in a manner that would bring the Fund into compliance with the 80% requirement, but would not be required to sell portfolio holdings that have increased in value.

CDC Nvest Capital Growth Fund
CDC Nvest Capital Growth Fund (the "Capital Growth Fund") may not:

(1) With respect to 75% of its total assets, purchase any security (other than U.S. government securities) if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer;

*(2) Purchase any security (other than U.S. government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries, and each foreign country's government (together with subdivisions thereof) will be considered to be a separate industry);

(3) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin);

(4) Acquire more than 10% of any class of securities of an issuer (other than U.S. government securities and taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or with respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of an issuer;

*(5) Borrow money in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower, and then only as a temporary measure for extraordinary or emergency purposes;

(6) Pledge more than 15% of its total assets (taken at cost). (For the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge of assets);

*(7) Make loans, except by entering into repurchase agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund's portfolio securities;

*(8) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may buy and sell futures contracts and related options. (This restriction does not prevent the Fund from purchasing securities of companies investing in the foregoing);

*(9) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

(10) Except to the extent permitted by rule or order of the SEC, participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with the Fund's adviser or subadviser or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction);

(11) Write, purchase or sell options, except that the Fund may (a) write, purchase and sell put and call options on securities or securities indexes and (b) enter into currency forward contracts;

+(12) Invest more than 15% of its net assets (taken at current value) in illiquid securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by CDC Nvest Funds Trust I's trustees); or

*(13) Issue senior securities. (For the purpose of this restriction, none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (6) above; any borrowing permitted by restriction (5) above; any collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts or options on futures contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of CDC Nvest Funds Trust I's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom.)

         The staff of the Securities and Exchange Commission (the "SEC") is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction (12) above.

CDC Nvest Targeted Equity Fund
CDC Nvest Targeted Equity Fund (the "Targeted Equity Fund") will not:

*(1) With respect to 75% of its total assets, purchase any security if, as a result, more than 5% of its total assets (based on current value) would then be invested in the securities of a single issuer or acquire more than 10% of the outstanding voting securities of any issuer; provided however, this limitation does not apply to government securities as defined in the 1940 Act;

*(2) Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions, and the Fund may make any short sales or maintain any short positions where the short sales or short positions would not constitute "senior securities" under the 1940 Act;

*(3) Purchase any security (other than U.S. government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents. For purposes of this restriction with regard to bank obligations, bank obligations are considered to be one industry, and asset-backed securities are not considered to be bank obligations;

*(4) Borrow money except for temporary or emergency purposes; provided however, that the Fund may loan securities, engage in reverse repurchase agreements and dollar rolls, in an amount not exceeding 33 1/3% of its total assets taken at cost;

*(5) Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies; provided however, this restriction does not apply to repurchase agreements or loans of portfolio securities;

*(6) Purchase or sell real estate, although it may purchase securities of issuers that deal in real estate, securities that are secured by interests in real estate, and securities that represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein;

*(7) Purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities;

*(8) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

*(9) Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act;

(10) Purchase options or warrants if, as a result, more than 1% of its total assets (taken at current value) would be invested in such securities;

(11)    Write options or warrants;

+(12) Invest more than 15% of the Fund's total net assets in illiquid securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by CDC Nvest Funds Trust I's trustees); or

(13) Invest less than 80% of its net assets (plus borrowings made for investment purposes) in equity investments. Prior to any change to such policy adopted by the Board of Trustees of the Fund, the Fund will provide notice to shareholders as required by Rule 35d-1 under the 1940 Act, as such Rule may be interpreted from time to time by the staff of the SEC.

         The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction (12) above.

         In investment restriction (13) above, the 80% policy is applied at the time of investment. However, if the Fund no longer meets the 80% policy (due to changes in the value of its portfolio holdings or other circumstances beyond its control), it must make future investments in a manner that would bring the Fund into compliance with the 80% requirement, but would not be required to sell portfolio holdings that have increased in value.

         Restrictions (2) and (9) shall be interpreted based upon no-action letters and other pronouncements of the staff of the Securities and Exchange Commission (the "SEC"). Under current pronouncements, certain Fund positions are excluded from the definition of "senior security" so long as the Fund maintains adequate cover, segregation of assets or otherwise.

CDC Nvest Growth and Income Fund
CDC Nvest Growth and Income Fund (the "Growth and Income Fund") will not:

*(1) With respect to 75% of its total assets, purchase any security if, as a result, more than 5% of its total assets (based on current value) would then be invested in the securities of a single issuer or acquire more than 10% of the outstanding voting securities of any issuer; provided however, this limitation does not apply to government securities as defined in the 1940 Act;

*(2) Purchase any security (other than U.S. government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents. For purposes of this restriction with regard to bank obligations, bank obligations are considered to be one industry, and asset-backed securities are not considered to be bank obligations;

*(3) Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions, and the Fund may make any short sales or maintain any short positions where the short sales or short positions would not constitute "senior securities" under the 1940 Act;

*(4) Purchase or sell real estate, although it may purchase securities of issuers that deal in real estate, securities that are secured by interests in real estate, and securities that represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate interests therein;

*(5) Purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities;

*(6) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

*(7) Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies; provided however, this restriction does not apply to repurchase agreements or loans of portfolio securities;

*(8) Borrow money except for temporary or emergency purposes; provided however, that the Fund may loan securities, engage in reverse repurchase agreements and dollar rolls, in an amount not exceeding 33 1/3% of its total assets taken at cost;

*(9) Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act; or

+(10) Invest more than 15% of the Fund's total net assets in illiquid securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by CDC Nvest Funds Trust II's trustees).

        The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction (10) above.

        Restrictions (3) and (9) shall be interpreted based upon no-action letters and other pronouncements of the staff of the Securities and Exchange Commission (the "SEC"). Under current pronouncements, certain Fund positions are excluded from the definition of "senior security" so long as the Fund maintains adequate cover, segregation of assets or otherwise.

CDC Nvest Balanced Fund
CDC Nvest Balanced Fund (the "Balanced Fund") will not:

*(1) With respect to 75% of its total assets, purchase any security if, as a result, more than 5% of its total assets (based on current value) would then be invested in the securities of a single issuer or acquire more than 10% of the outstanding voting securities of any issuer; provided however, this limitation does not apply to government securities as defined in the 1940 Act;

*(2) Purchase any security (other than U.S. government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry;

*(3) Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions and the Fund may make any short sales or maintain any short positions where the short sales or short positions would not constitute senior securities under the 1940 Act;

*(4) Borrow money except for temporary or emergency purposes; provided, however, that the Fund may loan securities, engage in reverse repurchase agreements and dollar rolls, in an amount not exceeding 33 1/3% of its total assets taken at cost;

*(5) Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies; provided however, that this restriction does not apply to repurchase agreements or loans of portfolio securities;

*(6) Purchase or sell real estate, although it may purchase securities of issuers that deal in real estate, securities that are secured by interests in real estate, and securities that represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein;

*(7) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

*(8) Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act;

+(9) Invest more than 15% of the Fund's total net assets in illiquid securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by CDC Nvest Funds Trust I's trustees.)

(10) Purchase options or warrants if, as a result, more than 1% of its total assets (taken at current value) would be invested in such securities; or

(11)   Write options or warrants.

       The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction
(9) above.

       Restrictions (3) and (8) shall be interpreted based upon no action letters and other pronouncements of the staff of the SEC. Under current pronouncements, certain fund positions are excluded from the definition of "senior security" so long as the Fund maintains adequate cover, segregation of assets or otherwise.

CDC Nvest Jurika & Voyles Relative Value Fund
CDC Nvest Jurika & Voyles Relative Value Fund (the "Relative Value Fund") will not:

*(1) With respect to 75% of its total assets, purchase any security if, as a result, more than 5% of the Fund's total assets (based on current value) would then be invested in securities of a single issuer or acquire more than 10% of the outstanding voting securities of any issuer; provided however, this limitation does not apply to government securities (as defined in the 1940 Act);

*(2) Purchase any security (other than government securities) if, as a result, more than 25% of its total assets (taken at current value) would be invested in any one industry;

*(3) Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions and the Fund may make any short sales or maintain any short positions where the short sales or short positions would not constitute senior securities under the 1940 Act;

*(4) Borrow money, except for temporary or emergency purposes; provided, however, that the Fund may loan securities, engage in reverse repurchase agreements and dollar rolls, in an amount not exceeding 33 1/3% of its total assets taken at cost;

*(5) Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies; provided however, that this restriction does not apply to repurchase agreements or loans of portfolio securities;

*(6) Purchase or sell real estate, although it may purchase securities of issuers that deal in real estate, securities that are secured by interests in real estate, and securities that represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein;

*(7) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

*(8) Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act;

*(9) Purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities; or

+(10) Invest more than 15% of the Fund's total net assets in illiquid securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by the Trust's trustees).

        The Staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction
(10) above.

        Restrictions (3) and (8) shall be interpreted based upon no-action letters and other pronouncements of the staff of the Securities and Exchange Commission (the "SEC"). Under current pronouncements, certain Fund positions are excluded from the definition of "senior security" so long as the Fund maintains adequate cover, segregation of assets or otherwise.

CDC Nvest Large Cap Value Fund
CDC Nvest Large Cap Value Fund (the "Large Cap Value Fund") will not:

*(1) Purchase any security (other than U.S. government securities) if, as a result, more that 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries, and each foreign country's government (together with subdivisions thereof) will be considered to be a separate industry);

(2) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further considerations, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin);

*(3) Borrow money in excess of 25% of its total assets, and then only as a temporary measure for extraordinary or emergency purposes;

(4) Pledge more than 25% of its total assets (taken at cost). (For the purpose of this restriction, collateral arrangements with respect to options, futures contracts, options on futures contracts and swap contracts and with respect to initial and variation margin are not deemed to be a pledge of assets);

*(5) Make loans, except by entering into repurchase agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund's portfolio securities;

*(6) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may buy and sell futures contracts, swap contracts and related options. (This restriction does not prevent the Fund from purchasing securities of companies investing in the foregoing);

*(7) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

(8) Participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with the Fund's adviser or subadviser or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction);

(9) Write, purchase or sell options, except that the Fund may (a) write, purchase and sell put and call options on securities, securities indexes or futures contracts and (b) enter into currency forward contracts;

+(10) Purchase any illiquid security if, as a result, more than 15% of its net assets (taken at current value) would be invested in such securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by CDC Nvest Funds Trust III's trustees);

*(11) Issue senior securities. (For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restrictions (2) or (4) above; any borrowing permitted by restriction (3) above; any collateral arrangements with respect to forward contracts, options, futures contracts, swap contracts and options on futures contracts or swap contracts and with respect to initial and variation margin, the purchase or sale of options,forward contracts, future contracts, swap contracts or options on futures contracts or swap contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of the CDC Nvest Funds Trust III's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom);

(12) With respect to 75% of its total assets, purchase any security (other than U.S. government securities) if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer;

(13) Acquire more than 10% of any class of securities of an issuer (taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or acquire more than 10% of the outstanding voting securities of an issuer; or

(14) Invest less than 80% of its net assets (plus borrowings made for investment purposes) in investments in companies that have market capitalizations within the capitalization range of the Russell 1000 Value Index. Prior to any change to such policy adopted by the Board of Trustees of the Fund, the Fund will provide notice to shareholders as required by Rule 35d-1 under the 1940 Act, as such Rule may be interpreted from time to time by the staff of the SEC.

        The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction
(10) above.

         In restriction (14) above, the 80% policy is applied at the time of investment. However, if the Fund no longer meets the 80% policy (due to changes in the value of its portfolio holdings or other circumstances beyond its control), it must make future investments in a manner that would bring the Fund into compliance with the 80% requirement, but would not be required to sell portfolio holdings that have increased in value.

CDC Nvest Mid Cap Growth Fund
CDC Nvest Mid Cap Growth Fund (the "Mid Cap Growth Fund") will not:

*(1) With respect to 75% of its total assets, purchase any security if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer. This limitation does not apply to U.S. government securities (as defined in the 1940
       Act);

*(2) With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer;

*(3) Invest more than 25% of its net assets in any one industry. This restriction does not apply to U.S. government securities. For the purposes of this restriction, gas, electric, water and telephone companies will be considered as being in separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents. For purposes of this restriction with regard to bank obligations, bank obligations are considered to be one industry, and asset-backed securities are not considered to be bank obligations;

*(4) Make short sales of securities or maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions, and the Fund may make any short sales or maintain any short positions where the short sales or short positions would not constitute "senior securities" under the 1940 Act;

+(5)   Borrow money, except to the extent permitted under the 1940 Act;

*(6) Make loans, except that the Fund may lend its portfolio securities to the extent permitted under the 1940 Act. (For purposes of this investment restriction, neither (i) entering into repurchase agreements nor (ii) purchasing debt obligations in which a Fund may invest consistent with its investment policies is considered the making of a loan);

*(7) Act as underwriter of securities of other issuers except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

*(8) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein;

*(9) Purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities;

*(10) Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act; or

(11) Invest less than 80% of its net assets (plus borrowings made for investment purposes) in investments in companies that have market capitalization within the capitalizations range of the Russell Mid Cap Growth Index. Prior to any change to such policy adopted by the Board of Trustees of the Fund, the Fund will provide notice to shareholders as required by Rule 35d-1 under the 1940 Act, as such Rule may be interpreted from time to time by the staff of the SEC.

     Restrictions (4) and (10) shall be interpreted based upon no-action letters and other pronouncements of the staff of the SEC. Under current pronouncements, certain Fund positions are excluded from the definition of "senior security" so long as the Fund maintains adequate cover, segregation of assets or otherwise.

     In restriction (11) above, the 80% policy is applied at the time of investment. However, if the Fund no longer meets the 80% policy (due to changes in the value of its portfolio holdings or other circumstances beyond its control), it must make future investments in a manner that would bring the Fund into compliance with the 80% requirement, but would not be required to sell portfolio holdings that have increased in value.

     In addition, it is contrary to Mid Cap Growth Fund's present policy, which may be changed without shareholder vote, to purchase any illiquid security, including any securities whose disposition is restricted under federal securities laws and securities that are not readily marketable, if, as a result, more than 15% of the Fund's total assets (based on current value) would then be invested in such securities. The staff of the SEC is presently of the view that repurchase agreements maturing in more than seven days are subject to this restriction. Until that position is revised, modified or rescinded, each Fund will conduct its operations in a manner consistent with this view. This limitation on investment in illiquid securities does not apply to certain restricted securities, including securities pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper, that the Adviser or Subadviser has determined to be liquid under procedures approved by the Board of Trustees.

CDC Nvest Select Fund
CDC Nvest Select Fund (the "Select Fund") may not:

+(1) Acquire securities of any one issuer which (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

*(2) Invest more than 25% of its net assets in any one industry. This restriction does not apply to U.S. government securities. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents. For purposes of this restriction with regard to bank obligations, bank obligations are considered to be one industry, and asset-backed securities are not considered to be bank obligations;

*(3) Make short sales of securities or maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions, and the Fund may make any short sales or maintain any short positions where the short sales or short positions would not constitute "senior securities" under the 1940 Act;

+*(4)   Borrow money, except to the extent permitted under the 1940 Act;

*(5) Make loans, except that the Fund may lend its portfolio securities to the extent permitted under the 1940 Act. (For the purposes of this investment restriction, neither (i) entering into repurchase agreements nor (ii) purchasing debt obligations in which a Fund may invest consistent with its investment policies is considered the making of a loan);

*(6) Act as an underwriter of securities of other issuers except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

*(7) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein;

*(8) Purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities; or

*(9) Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act.

         Restrictions (3) and (9) shall be interpreted based upon no-action letters and other pronouncements of the staff of the SEC. Under current pronouncements, certain Fund positions are excluded from the definition of "senior security" so long as the Fund maintains adequate cover, segregation of assets or otherwise.

         In addition, it is contrary to Select Fund's present policy, which may be changed without shareholder vote, to purchase any illiquid security, including any securities whose disposition is restricted under federal securities laws and securities that are not readily marketable, if, as a result, more than 15% of the Fund's total assets (based on current value) would then be invested in such securities. The staff of the SEC is presently of the view that repurchase agreements maturing in more than seven days are subject to this restriction. Until that position is revised, modified or rescinded, each Fund will conduct its operations in a manner consistent with this view. This limitation on investment in illiquid securities does not apply to certain restricted securities, including securities pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper, that the Adviser or Subadviser has determined to be liquid under procedures approved by the Board of Trustees.

CDC Nvest AEW Real Estate Fund
CDC Nvest AEW Real Estate Fund (the "AEW Real Estate Fund") may not:

*(1) With respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities ("U.S. government securities")) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

*(2) Purchase the securities of any issuer (other than U.S. government securities) if, as a result, 25% or more of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the Fund will invest more than 25% of its total assets in securities of companies primarily engaged in the real estate industry;

*(3)   Issue senior securities, except as otherwise permitted by the 1940 Act;

+*(4) Borrow money or pledge its assets; provided, however, that the Fund may borrow money as a temporary measure for extraordinary or emergency purposes or to meet redemptions, in amounts not exceeding 33 1/3% of its total assets and pledge its assets to secure such borrowings; and, provided, further, that the Fund will not purchase any additional portfolio securities at any time that its borrowings exceed 5% of its total assets; for the purpose of this restriction, collateral arrangements with respect to the writing of options, interest rate futures contracts, options on interest rate futures contracts, and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of a senior security;

*(5) Underwrite securities of other issuers except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended (the "1933 Act"), in the disposition of restricted securities;

*(6) Purchase and sell real estate unless acquired as a result of ownership of securities or other instruments; provided, however, that this limitation shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business;

*(7) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided, however, that this limitation shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities;

*(8) Lend any portfolio security or make any other loan, if, as a result, more than 33 1/3% of its total assets would be lent to other parties, it being understood that this limitation does not apply to purchases of debt securities or to repurchase agreements;

(9) Purchase any security on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of transactions; for this purpose, the deposit or payment by the Fund of initial or variation margin in connection with interest rate futures contracts or related options transactions is not considered the purchase of a security on margin;

(10) Make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the Fund's net assets (taken at market value) is held as collateral for such sales at any one time;

+(11) Invest more than 15% of the Fund's net assets in illiquid securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by the Fund's Board of Trustees);

(12) Write, purchase or sell puts, calls or combinations thereof, except that the Fund may write, purchase and sell puts, calls or combinations thereof with respect to U.S. government securities and with respect to interest rate futures contracts;

(13) Invest in the securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions, or in connection with a merger, consolidation or similar transaction; under the 1940 Act, the Fund may not (a) invest more than 10% of its total assets (taken at current value) in such securities, (b) own securities of any one investment company having a value in excess of 5% of the Fund's total assets taken at current value, or (c) own more than 3% of the outstanding voting stock of any one investment company; or

(14) Invest less than 80% of its net assets (plus borrowings made for investment purposes) in investments of real estate investment trusts and/or real estate related companies. Prior to any change to such policy adopted by the Board of Trustees of the Fund, the Fund will provide notice to shareholders as required by Rule 35d-1 under the 1940 Act, as such Rule may be interpreted from time to time by the staff of the SEC.

         The Fund may (but does not currently intend to), notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by AEW Management and Advisors, L.P. ("AEW") or an affiliate or successor with substantially the same fundamental investment objective, policies and limitations as the Fund.

         The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction (11) above.

         Restrictions (3) and (10) shall be interpreted based upon no-action letters and other pronouncements of the staff of the SEC. Under current pronouncements, certain Fund positions are excluded from the definition of "senior security" so long as the Fund maintains adequate cover, segregation of assets or otherwise.

         In restriction (14) above, the 80% policy is applied at the time of investment. However, if the Fund no longer meets the 80% policy (due to changes in the value of its portfolio holdings or other circumstances beyond its control), it must make future investments in a manner that would bring the Fund into compliance with the 80% requirement, but would not be required to sell portfolio holdings that have increased in value.

CDC Nvest Jurika & Voyles Small Cap Growth Fund
CDC Nvest Jurika & Voyles Small Cap Growth Fund (the "Small Cap Growth Fund") may not:

*(1) With respect to 75% of its total assets, purchase any security if, as a result, more than 5% of its total assets (based on current value) would then be invested in the securities of a single issuer or acquire more than 10% of the outstanding voting securities of any issuer; provided however, this limitation does not apply to government securities as defined in the 1940 Act;

*(2) Invest more than 25% of the Fund's total assets in the securities of issuers engaged in any one industry (except securities issued by the U.S. government, its agencies or instrumentalities);

(3) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except where it owns or, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin);

*(4)   Borrow money in excess of 33 1/3% of its total assets;

*(5) Make loans, except by entering into repurchase agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund's portfolio securities;

*(6) Buy or sell real estate or commodities or commodity contracts, except that the Fund may buy and sell financial futures contracts and options, swap contracts, currency forward contracts, structured notes and other similar instruments. (This restriction does not prevent the Fund from purchasing securities of issuers that invest in the foregoing);

*(7) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

+(8) Purchase any illiquid security if, as a result, more than 15% of its net assets (taken at current value) would be invested in such securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by CDC Nvest Fund Trust III's trustees);

*(9) Issue senior securities, except as permitted by the 1940 Act or any relevant exemption thereunder. (For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets; any borrowing permitted by restriction (3) above; any collateral arrangements with respect to options or futures contracts, and with respect to initial and variation margin; and the purchase or sale of options, forward contracts, futures contracts, swap contracts and other similar instruments); or

(10) Invest less than 80% of its net assets (plus borrowings made for investment purposes) in investments in companies that have market capitalization within the capitalization range of the Russell 2000 Index. Prior to any change to such policy adopted by the Board of Trustees of the Fund the Fund will provide shareholders with notice as required by Rule 35d-1 under the 1940 Act, as such Rule may be interpreted from time to time by the staff of the SEC.

         Although the Fund is permitted to borrow money to a limited extent, it does not currently intend to do so.

         The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction (8) above.

         In restriction (10) above, the 80% policy is applied at the time of investment. However, if the Fund no longer meets the 80% policy (due to changes in the value of its portfolio holdings or other circumstances beyond its control), it must make future investments in a manner that would bring the Fund into compliance with the 80% requirement, but would not be required to sell portfolio holdings that have increased in value.

CDC Nvest International Equity Fund
CDC Nvest International Equity Fund (the "International Equity Fund") may not:

(1) With respect to 75% of its total assets, purchase any security (other than U.S. government securities) if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer;

*(2) Purchase any security (other than U.S. government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries, and each foreign country's government (together with subdivisions thereof) will be considered to be a separate industry);

(3) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin);

(4) Acquire more than 10% of any class of securities of an issuer (other than U.S. government securities and taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or with respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of an issuer (such percentage limitations apply to closed-end management investment companies as well);

*(5) Borrow money in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower, and then only as a temporary measure for extraordinary or emergency purposes;

(6) Pledge more than 15% of its total assets (taken at cost). (For the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge of assets);

*(7) Make loans, except by entering into repurchase agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund's portfolio securities;

*(8) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may buy and sell futures contracts and related options. (This restriction does not prevent the Fund from purchasing securities of companies investing in the foregoing);

*(9) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

(10) Except to the extent permitted by rule or order of the SEC, participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with the Fund's adviser or subadviser or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction);

(11) Write, purchase or sell options, except that the Fund may (a) write, purchase and sell put and call options on securities, securities indexes, currencies, futures contracts, swap contracts and other similar instruments and (b) enter into currency forward contracts;

+(12) Purchase any illiquid security if, as a result, more than 15% of its net assets (taken at current value) would be invested in such securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by CDC Nvest Funds Trust I's trustees);

*(13) Issue senior securities. (For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (6) above; any borrowing permitted by restriction (5) above; any collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts or options on futures contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of CDC Nvest Funds Trust I's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom); or

(14) Invest less than 80% of its net assets (plus borrowings made for investment purposes) in equity investments. Prior to any change to such policy adopted by the Board of Trustees of the Fund, the Fund will provide notice to shareholders as required by Rule 35d-1 under the 1940 Act, as such Rule may be interpreted from time to time by the staff of the SEC.

         The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction (12) above.

         In restriction (14) above, the 80% policy is applied at the time of investment. However, if the Fund no longer meets the 80% policy (due to changes in the value of its portfolio holdings or other circumstances beyond its control), it must make future investments in a manner that would bring the Fund into compliance with the 80% requirement, but would not be required to sell portfolio holdings that have increased in value.

--------------------------------------------------------------------------------

                            FUND CHARGES AND EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

         Pursuant to an advisory agreement dated October 30, 2000, Capital Growth Management Limited Partnership ("CGM") has agreed to manage the investment and reinvestment of the assets of the Targeted Equity Fund, subject to the supervision of the Board of Trustees of CDC Nvest Funds Trust I.

         For the services described in the advisory agreements, the Targeted Equity Fund has agreed to pay CGM an advisory fee at the annual rate set forth in the following table:

                                                                Advisory fee payable by Fund to CGM
                     Fund                                 (as a % of average daily net assets of the Fund)
-----------------------------------------------     -------------------------------------------------------------

Targeted Equity Fund                                   0.75%     of the first $200 million
                                                       0.70%     of the next $300 million
                                                       0.65%     of the next $1.5 billion
                                                       0.60%     of amounts in excess of $2 billion


         Pursuant to an advisory agreement dated October 30, 2000, AEW has agreed to manage the investment and reinvestment of the assets of the AEW Real Estate Fund, subject to the supervision of the Board of Trustees of CDC Nvest Companies Trust I.

         For the services described in the advisory agreement, the AEW Real Estate Fund has agreed to pay AEW an advisory fee at the annual rate set forth in the following table:

                                                                Advisory fee payable by Fund to AEW
                     Fund                                 (as a % of average daily net assets of the Fund)
-----------------------------------------------     -------------------------------------------------------------

AEW Real Estate Fund                                   0.80%     of the first $500 million
                                                       0.75%     of amounts in excess of $500 million

         Pursuant to separate advisory agreements, CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers") has agreed, subject to the supervision of the Board of Trustees of the relevant Trust, to manage the investment and reinvestment of the assets of the Capital Growth, Growth and Income, Balanced, Large Cap Value, Mid Cap Growth, Select, International Equity, Small Cap Growth, Large Cap Growth and Relative Value Funds and to provide a range of administrative services to such Funds. For the services described in the advisory agreements (dated March 15, 2001 for Mid Cap Growth Fund and Select Fund, November 19, 2001 for Large Cap Growth Fund, December 3, 2001 for Relative Value Fund and October 30, 2000 for the remaining Funds), each such Fund has agreed to pay CDC IXIS Advisers an advisory fee at the annual rate set forth in the following table, reduced by the amount of any sub-advisory fees payable by the Fund to the subadviser pursuant to any sub-advisory agreement:

                                     xviii


                                                         Advisory fee payable by Fund to CDC IXIS Advisers
                     Fund                               (includes any subadvisory fees paid as a % of average
                                                                   daily net assets of the Fund)
-----------------------------------------------     -------------------------------------------------------------

Large Cap Growth Fund                                  0.90%

Capital Growth Fund and                                0.75%     of the first $200 million
Balanced Fund                                          0.70%     of the next $300 million
                                                       0.65%     of amounts in excess of $500 million

Growth and Income Fund and                             0.70%     of the first $200 million
Large Cap Value Fund                                   0.65%     of the next $300 million
                                                       0.60%     of amounts in excess of $500 million

Relative Value Fund                                    0.85%     of the first $500 million
                                                       0.80%     of amounts in excess of $500 million

Mid Cap Growth Fund                                    0.95%     of the first $1 billion
                                                      0.825%     of amounts in excess of $1 billion

Select Fund                                            1.00%     of the first $1 billion
                                                       0.95%     of amounts in excess of $1 billion

Small Cap Growth Fund                                  0.95%     of the first $200 million
                                                       0.90%     of the next $300 million
                                                       0.85%     of amounts in excess of $500 million

International Equity Fund                              0.90%     of the first $200 million
                                                       0.85%     of the next $300 million
                                                       0.80%     of amounts in excess of $500 million


SUBADVISORY FEES

         The advisory agreements for the Capital Growth, Growth and Income, Balanced, Large Cap Value, Mid Cap Growth, Select, International Equity, Small Cap Growth, Large Cap Growth and Relative Value Funds each provide that CDC IXIS Advisers may delegate its responsibilities thereunder to another party. Pursuant to separate subadvisory agreements, CDC IXIS Advisers has delegated the portfolio management responsibilities of each of these Funds' assets to a subadviser. The subadviser is Loomis, Sayles & Company, L.P. ("Loomis Sayles"), in the case of the Fixed Income and Equity Growth segments of the Balanced Fund, the Mid Cap Growth Fund and the International Equity Fund, Westpeak Global Advisors, L.P. ("Westpeak"), in the case of the Capital Growth Fund, Jurika & Voyles, L.P. ("Jurika & Voyles") in the case of the Small Cap Growth Fund, the Value Equity segment of the Balanced Fund and the Relative Value Fund, Harris Associates, L.P. ("Harris Associates") in the case of the Select Fund and the Growth and Income Fund and Vaughan, Nelson, Scarborough & McCullough ("Vaughan Nelson") in the case of the Large Cap Value Fund and Large Cap Growth Fund. For the services described in the subadvisory agreements, each such Fund has agreed to pay its respective subadviser a subadvisory fee at the annual rate set forth in the following table:


                                              Date of                      Subadvisory fee payable to subadviser (as a % of
                                            Subadvisory                         average daily net assets of the Fund)
       Fund              Subadviser         Agreements
-------------------     --------------    ----------------              -------------------------------------------------------


Large Cap Growth        Vaughan              11/19/01         0.50%
Fund                    Nelson

Capital Growth          Westpeak             10/30/00         0.40%     of the first $200 million
Fund                                                          0.35%     of the next $300 million
                                                              0.30%     of amounts in excess of $500 million

Growth and Income       Harris               10/29/02         0.45%     of the first $250 million
Fund                    Associates1                           0.40%     of the next $250 million
                                                              0.35%     of amounts in excess of $500 million

Balanced Fund           Loomis                4/20/01        0.535%     of the first $200 million
                        Sayles and                           0.350%     of the next $300 million
                        Jurika &                             0.300%     of amounts in excess of $500 million
                        Voyles

Relative Value          Jurika &             12/03/01        0.450%     of the first $500 million
Fund                    Voyles                               0.425%     of amounts in excess of $500 million

Large Cap Value         Vaughan              10/30/00        0.400%     of the first $200 million
Fund                    Nelson                               0.325%     of the next $300 million
                                                             0.275%     of amounts in excess of $500 million

Mid Cap Growth          Loomis Sayles         3/15/01        0.550%     of the first $1 billion
Fund                                                         0.425%     of amounts in excess of $1 billion


Select Fund             Harris                3/15/01         0.60%     of the first $1 billion
                        Associates                            0.55%     of amounts in excess of $1 billion

Small Cap Growth        Jurika &             12/03/01         0.57%     of the first $200 million
Fund                    Voyles                                0.50%     of the next $300 million
                                                              0.43%     of amounts in excess of $500 million

International           Loomis Sayles        10/30/00         0.40%     of the first $200 million
Equity Fund                                                   0.35%     of amounts in excess of $200 million



         Prior to July 1, 2002, Westpeak Global Advisors, L.P. ("Westpeak") served as subadviser to the Growth and Income Fund providing for a subadvisory fee to be paid by CDC IXIS Advisers to Westpeak at the annual rate of 0.50% of the first $25 million of the Fund's average daily net assets, 0.40% of the next $75 million of the Fund's average daily net assets, 0.35% of the next $100 million of the Fund's average daily net assets and 0.30% of amounts in excess of $200 million.

         CDC IXIS Advisers has given a binding undertaking (for the classes indicated for the relevant funds) to reduce its advisory fee, and if necessary, to bear certain expenses associated with the Fund, to the extent necessary to limit the Fund's expense to the annual rates indicated. The undertaking will be binding on CDC IXIS Advisers until the ending date shown, and will be reevaluated on an annual basis thereafter, subject to the obligation of each Fund to pay such deferred fees or expense reimbursement in later periods to the extent that each Fund's expenses fall below the expense limit; (provided however, that each Fund is not obligated to pay such deferred fees or expense reimbursement more than one year after the end of the fiscal year in which the fee was deferred.

Fund / Class              Ending Date of Undertaking            Expense Limit
------------              --------------------------            -------------
Large Cap Growth          April 30,2003
A                                                               1.40%
B                                                               2.15%
C                                                               2.15%
Y                                                               1.15%

Balanced                  December 31, 2003
Y                                                               0.95

Relative Value            December 31, 2004
A                                                               1.50%
B                                                               2.25%
C                                                               2.25%
Y                                                               1.25%

Large Cap Value           April 30, 2003
A                                                               1.50%
B                                                               2.25%
C                                                               2.25%

Mid Cap Growth            April 30, 2003
A                                                               1.70%
B                                                               2.45%
C                                                               2.45%

Select                    April 30, 2003
A                                                               1.70%
B                                                               2.45%
C                                                               2.45%

AEW                       April 30, 2003
A                                                               1.50%
B                                                               2.25%
C                                                               2.25%
Y                                                               1.25%

Small Cap Growth          December 31, 2004
A                                                               1.75%
B                                                               2.50%
C                                                               2.50%
Y                                                               1.50%

         For the last three fiscal years (or the periods indicated) the following table shows the advisory fees (including subadvisory fees) paid by the Funds and of these amounts, the total paid to CDC IXIS Advisers and the total paid to a subadviser of a Fund:
Large Cap Growth Fund1
---------------------
                       10/1/99-9/30/00      10/1/00-9/30/01     10/1/01-12/31/01
                       ---------------      ---------------     ----------------

Total Advisory Fee        $1,068,635           $976,870             $140,374

CDC IXIS Advisers             --                  --                 $30,888
          Fee Earned                                                $30,888*
          Fee Waived                                                  **--
          Total Paid


Vaughan Nelson
          Fee Earned          --                $48,124              $109,486
          Fee Waived          --                $32,910              $96,638*
          Total Paid          --                $15,214              $12,848



Kobrick Funds LLC
          Fee Earned      $1,068,635           $928,746                 --
          Fee Waived       $351,481            $514,839                 --
          Total Paid       $717,154            $413,907                 --



Capital Growth Fund
-------------------
                              1999                2000                 2001
                              ----                ----                 ----

Total Advisory Fee          $1,826,043          $1,933,858           $1,206,965
CDC IXIS Advisers
    Total Paid                $862,232            $916,955             $563,398

Westpeak
    Total Paid                $963,811           $1,016,903            $643,567


Targeted Equity Fund2
--------------------
                               1999                2000                 2001
                               ----                ----                 ----

Total Advisory Fee          $12,879,997          $11,676,626          $8,138,041

Capital Growth Management
    Total Paid              $12,879,997          $11,676,626          $8,138,041

Growth and Income Fund7
----------------------
                             1999                2000                 2001
                             ----                ----                 ----

Total Advisory Fee        $3,843,930          $3,609,994           $2,760,399

CDC IXIS Advisers

          Total Paid      $1,921,579          $1,819,201           $1,357,522

Westpeak

          Total Paid      $1,922,351          $1,790,793           $1,402,877


Balanced Fund

                             1999                2000                 2001
                             ----                ----                 ----

Total Advisory Fee        $2,517,100          $1,569,212           $1,080,327

CDC IXIS Advisers
          Fee Earned      $1,047,478           $474,070             $309,694
          Fee Waived          --                  --                 $12,476
          Total Paid      $1,047,478           $474,070             $297,218

Loomis Sayles

          Total Paid      $1,469,622          $1,095,142            $576,150

Jurika & Voyles

          Total Paid          --                  --                $194,483






Relative Value Fund3
-------------------
                      7/1/99 - 6/30/00    7/1/00 - 6/30/01     7/1/01 - 12/31/01
                      ----------------    ----------------     -----------------

Total Advisory Fee        $272,263            $259,587              $112,241

CDC IXIS Advisers
          Fee Earned         -                    -                  $8,972
          Fee Waived                                                 $8,972*
          Total Paid                                                    -- **

Jurika & Voyles
          Fee Earned      $272,263            $259,587              $103,269
          Fee Waived      $137,595            $116,061              $86,177*
          Total Paid      $134,668            $143,526              $17,092


                                     xxiii

Large Cap Value Fund4
--------------------
                             1999                 2000                 2001
                             ----                 ----                 ----

Total Advisory Fee         $196,897             $120,587             $135,087

CDC IXIS Advisers
           Fee Earned       $84,835              $51,680              $57,895
           Fee Waived       $62,069              $51,680             $57,895*
           Total Paid       $22,766               --**                 --**

Loomis Sayles            (1/1 - 5/31)
           Fee Earned       $51,737                --                   --
           Fee Waived       $51,737                --                   --
           Total Paid         $0                   --                   --

 Vaughan Nelson          (6/1 - 12/31)
           Fee Earned       $60,775              $68,907              $77,192
           Fee Waived       $60,775              $68,907             $77,192*
           Total Paid         $0                   --                   --



Mid Cap Growth Fund
                             1999                2000                 2001
                             ----                ----                 ----

Total Advisory Fee            --                  --                 $48,642

CDC IXIS Advisers
          Fee Earned                                                 $20,481
          Fee Waived                                                $20,481*
          Total Paid                                                  --**

Loomis Sayles
          Fee Earned                                                 $28,161
          Fee Waived                                                $28,161*
          Total Paid                                                   $0



Select Fund
                             1999                2000                 2001
                             ----                ----                 ----

Total Advisory Fee            --                  --                $567,368

CDC IXIS Advisers
          Fee Earned                                                $226,947
          Fee Waived                                                $214,528*
          Total Paid                                                 $12,419

Harris Associates
          Fee Earned                                                $340,421
          Fee Waived                                                   --
          Total Paid                                                $340,421

AEW Real Estate Fund
                             1999            9/1/00-1/31/01       2/1/01-1/31/02
                             ----            --------------       --------------

Total Advisory Fee            -                 $1,989              $52,572

AEW
          Fee Earned         --                 $1,989              $52,572
          Fee Waived         --                 $1,989              $52,572*
          Total Paid         --                  --**                 --**



Small Cap Growth Fund5
---------------------
                        7/1/99-6/30/00      7/1/00-6/30/01       7/1/01-12/31/01
                        --------------      --------------       ---------------

Total Advisory Fee         $341,698            $326,712              $120,654

CDC IXIS Advisers
          Fee Earned                                                 $10,233
          Fee Waived                                                 $4,716*
          Total Paid                                                  $5,517

Jurika & Voyles
          Fee Earned       $341,698            $326,712              $110,421
          Fee Waived       $115,252            $148,749              $80,951*
          Total Paid       $226,446            $177,963              $29,470



International Equity Fund6
-------------------------
                             1999                  2000                 2001
                             ----                  ----                 ----

Total Advisory Fee         $634,275             $1,076,376            $676,887

CDC IXIS Advisers
          Fee Earned       $352,375              $597,986             $376,048
          Fee Waived       $102,021                 --                   --
          Total Paid       $250,354              $597,986             $376,048

Loomis Sayles
          Fee Earned       $281,900              $478,390             $300,839
          Fee Waived        $81,617                 --                   --
          Total Paid       $200,283              $478,390             $300,839



  *Deferred.

  **CDC IXIS Advisers (or AEW as indicated) assumed additional expenses of the following Funds for the following time periods:

 Adviser              Fund                  Time Period                Expenses
 -------              ----                  -----------                --------
 CDC IXIS Advisers    Large Cap Growth      10/1/01 - 12/31/01         $8,915
 CDC IXIS Advisers    Relative Value        7/1/01 - 12/31/01          $177
 CDC IXIS Advisers    Large Cap Value       1/1/00 - 12/31/00          $54,748
 CDC IXIS Advisers    Large Cap Value       1/1/01 - 12/31/01          $30,446
 CDC IXIS Advisers    Mid Cap Growth        1/1/01 - 12/31/01          $211,884
 AEW                  AEW Real Estate       9/1/01 - 1/31/01           $87,814
 AEW                  AEW Real Estate       2/1/01 - 1/31/02           $215,401

1 On November 16, 2001, Kobrick Growth Fund reorganized into the Large Cap Growth Fund and, as a result, Large Cap Growth Fund assumed the financial and accounting information of Kobrick Growth Fund. Kobrick served as adviser to Kobrick Growth Fund until June 30, 2001 pursuant to an advisory agreement dated October 30, 2000 and continued to receive advisory fees until August 30, 2001 pursuant to the terms of the advisory agreement. Vaughan Nelson served as the interim adviser through November 16, 2001 pursuant to an interim advisory agreement dated July 1, 2001. The advisory fee rate under the advisory agreement with Kobrick as adviser and under the interim advisory agreement with Vaughan Nelson as interim adviser was 1.00% of the Fund's average daily net assets. From October 1, 1999 to October 28, 1999, only one class of the Large Cap Growth Fund existed and the Fund's predecessor agreed to reduce its fees and, if necessary, to bear certain expenses related to operating the Fund in order to limit the Fund's expenses to an annual rate of 1.40% of the average daily net assets of the Fund's shares.

2 Prior to June 1, 1999, CGM served as adviser to the Targeted Equity Fund pursuant to an advisory agreement providing for an advisory fee at the annual rate of 0.75% of the first $200 million of the Fund's average daily net assets, 0.70% of the next $300 million of such assets and 0.65% of such assets in excess of $500 million.

3 On November 30, 2001, Jurika & Voyles Value + Growth Fund reorganized into the Relative Value Fund and, as a result, the Relative Value Fund assumed the financial and accounting information of Jurika & Voyles Value+Growth Fund. Jurika & Voyles served as adviser to Jurika & Voyles Value+Growth Fund through November 30, 2001 pursuant to an advisory agreement dated October 30, 2000. The advisory fee rate under this agreement was 0.85% of the Jurika & Voyles Value+Growth Fund's average daily net assets. From July 1, 1998 to November 30, 2001, Jurika & Voyles gave a binding undertaking to the Fund to reduce its fees and, if necessary, to bear certain expenses related to operating the Jurika & Voyles Value+Growth Fund in order to limit the Jurika & Voyles Value+Growth Fund's expenses to an annual rate of 1.25% of the average daily net assets of the Fund's shares.

4 From August 30, 1996 to May 31, 1999, Loomis Sayles served as subadviser to the Large Cap Value Fund pursuant to a subadvisory agreement between CDC IXIS Advisers and Loomis Sayles providing for the same subadvisory fee as is currently payable by the Large Cap Value Fund to Vaughan Nelson. For the period June 1, 1999 to July 27, 1999, Vaughan Nelson served as subadviser to the Large Cap Value Fund under an interim subadvisory agreement dated June 1, 1999 providing for the same fee that was paid to Loomis Sayles. Vaughan Nelson agreed to voluntarily waive its subadvisory fee under the interim agreement until June 30, 1999, and during this period, the Large Cap Value Fund continued to pay Loomis Sayles the subadvisory fee it would have earned if it had continued to manage the Fund's portfolio. From September 1, 1997 to June 30, 1999, Loomis Sayles voluntarily agreed to waive its entire subadvisory fee for such Fund. Since the Fund's inception and effective until April 30, 2003, CDC IXIS Advisers has given a binding undertaking to Large Cap Value Fund to reduce its advisory fee and, if necessary, to bear certain expenses associated with operating the Fund to the extent necessary to limit the Fund's expenses to the annual rate of 1.50% of average daily net assets for Class A shares, 2.25% for Class B shares and 2.25% for Class C shares ("Expense Caps" and each an "Expense Cap"). Beginning July 1, 1999, Vaughan Nelson and CDC IXIS Advisers split any fee waivers required in proportion to the subadvisory and advisory fees collected. CDC IXIS Advisers also bears any additional expense reimbursement above the fee waivers required for the Fund to meet the relevant Expense Cap. This undertaking will be binding on CDC IXIS Advisers for the life of the Fund's current Prospectus, subject to the obligation of the Fund to pay such deferred fees or expense reimbursement in later periods to the extent that the Fund's expenses fall below the annual rate of 1.50% of average daily net assets for Class A shares, 2.25% for Class B shares and 2.25% for Class C shares; provided, however, that the Fund is not obligated to pay any such deferred fees or expense reimbursement more than one year after the end of the fiscal year in which the fee was deferred.

5 On November 30, 2001, Jurika & Voyles Small-Cap Fund reorganized into the Small Cap Growth Fund (formerly, CDC Nvest Bullseye Fund) and, as a result, the Small Cap Growth Fund assumed the financial and accounting information of Jurika & Voyles Small-Cap Fund. Jurika & Voyles served as adviser to Jurika & Voyles Small-Cap Fund through November 30, 2001 pursuant to an advisory agreement dated October 30, 2000. The advisory fee rate under this agreement was 1.00% of the Jurika & Voyles Small-Cap Fund's average daily net assets. From July 1, 1998 to November 30, 2001, Jurika & Voyles gave a binding undertaking to the Jurika & Voyles Small-Cap Fund to reduce its fees and, if necessary, to bear certain expenses related to operating the Jurika & Voyles Small-Cap Fund in order to limit the Fund's expenses to an annual rate of 1.50% of the average daily net assets of the Jurika & Voyles Small-Cap Fund's shares.

6 From May 1, 1998 to April 30, 2000, CDC IXIS Advisers gave a binding undertaking to the International Equity Fund to reduce its fees and, if necessary, to bear certain expenses related to operating the Fund in order to limit the Fund's expenses to an annual rate of 2.00% of the average daily net assets of the Fund's Class A shares, 2.75% of the average daily net assets of the Fund's Class B shares, 2.75% of the average daily net assets of the Fund's Class C shares and 1.75% (prior to August 23, 1999, 1.40%) of the average daily net assets of the Fund's Class Y shares.

7 Effective July 1, 2002, Harris Associates replaced Westpeak as subadviser to the Growth and Income Fund.

         For more information about the Funds' advisory and subadvisory agreements, see "Management of the Trusts" in Part II of this Statement.

Brokerage Commissions

Set forth below are the amounts each Fund paid in brokerage commissions during the last three fiscal years and the amounts each Fund paid in brokerage transactions and brokerage commissions to brokers providing research services for the fiscal year. For a description of how transactions in portfolio securities are effected and how the Funds' subadvisers select brokers, see the section entitled "Portfolio Transactions and Brokerage" in Part II of this Statement.


Large cap Growth Fund

---------------------------------------------------------------- --------------------- -------------------- -------------------
                                                                 1999*                 2000**               2001***
                                                                 -----                 ------               -------
---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------
Brokerage Transactions
---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------
  Allocated to brokers providing research services                                                          $26,660,590
---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------

---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------
Brokerage Commissions
---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------
  Total Brokerage Commissions Paid ****                          $1,221,168            $1,048,313           $58,187
---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------
  Commissions paid to Brokers providing research   services                                                 $48,587
---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------

 *For the fiscal year ended September 30, 2000
** For the fiscal year ended September 30, 2001
***For the period from October 1, 2001 to December 31, 2001
****The difference in brokerage commissions from 2000 to 2001 is due to the shorter time period in 2001

---------------------------------------------------------------- --------------------- -------------------- -------------------

CAPITAL GROWTH FUND

---------------------------------------------------------------- --------------------- -------------------- -------------------
                                                                 1999                  2000                 2001
                                                                 ----                  ----                 ----
---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------
Brokerage Transactions
---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------
  Allocated to brokers providing research services                                                          $12,425,699
---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------

---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------
Brokerage Commissions
---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------
  Total Brokerage Commissions Paid                                $421,755             $446,645             $305,499
---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------
  Commissions paid to Brokers providing research services
                                                                                                            $15,335
---------------------------------------------------------------- --------------------- -------------------- -------------------

                                     xxvii


TARGETED EQUITY FUND

---------------------------------------------------------------- --------------------- -------------------- -------------------
                                                                 1999                  2000                 2001
                                                                 ----                  ----                 ----
---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------
Brokerage Transactions
---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------
  Allocated to brokers providing research services                                                          $5,795,551,783
---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------

---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------
Brokerage Commissions
---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------
  Total Brokerage Commissions Paid                               $8,113,289            $10,192,921          $6,316,878
---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------
  Commissions paid to Brokers providing research services                                                   $725,835
---------------------------------------------------------------- --------------------- -------------------- -------------------



GROWTH AND INCOME FUND

---------------------------------------------------------------- --------------------- -------------------- -------------------
                                                                 1999                  2000                 2001
                                                                 ----                  ----                 ----
---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------
Brokerage Transactions
---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------
  Allocated to brokers providing research services                                                          $182,352,701
---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------

---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------
Brokerage Commissions
---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------
  Total Brokerage Commissions Paid                               $952,681              $1,110,676           $1,215,373
---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------
  Commissions paid to Brokers providing research services                                                   $236,414

---------------------------------------------------------------- --------------------- -------------------- -------------------


BALANCED FUND

---------------------------------------------------------------- --------------------- -------------------- -------------------
                                                                 1999                  2000                 2001
                                                                 ----                  ----                 ----
---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------
Brokerage Transactions
---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------
  Allocated to brokers providing research services                                                          $242,923,956
---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------

---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------
Brokerage Commissions
---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------
  Total Brokerage Commissions Paid                               $441,089              $464,155             $256,251
---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------
  Commissions paid to Brokers providing research   services                                                 $180,716

---------------------------------------------------------------- --------------------- -------------------- -------------------

                                     xxviii



Relative value fund
---------------------------------------------------------------- --------------------- -------------------- -------------------
                                                                 1999*                 2000**               2001***
                                                                 -----                 ------               -------
---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------
Brokerage Transactions
---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------
  Allocated to brokers providing research services                                                          $11,259,386
---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------

---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------
Brokerage Commissions
---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------
  Total Brokerage Commissions Paid                               $68,303               $37,506              $19,098
---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------
  Commissions paid to Brokers providing research services                                                   $19,098
---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------
*For the fiscal year ended June 30, 2000 **For the fiscal year ended June 30,
2001
***For the period from July 1, 2001 to December 31, 2001
---------------------------------------------------------------- --------------------- -------------------- -------------------



LARGE CAP VALUE FUND

---------------------------------------------------------------- --------------------- -------------------- -------------------
                                                                 1999                  2000                 2001
                                                                 ----                  ----                 ----
---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------
Brokerage Transactions
---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------
  Allocated to brokers providing research services                                                          $9,077,109
---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------

---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------
Brokerage Commissions
---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------
  Total Brokerage Commissions Paid                               $40,928               $24,468              $27,870
---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------
  Commissions paid to Brokers providing research services                                                   $15,554
---------------------------------------------------------------- --------------------- -------------------- -------------------



MID CAP GROWTH FUND

---------------------------------------------------------------- --------------------- -------------------- -------------------
                                                                 1999                  2000                 2001*
                                                                 ----                  ----                 -----
---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------
Brokerage Transactions
---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------
  Allocated to brokers providing research services                                                          $17,240,502
---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------

---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------
Brokerage Commissions
---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------
  Total Brokerage Commissions Paid                               NA                    NA                   $11,811
---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------
  Commissions paid to Brokers providing research services
                                                                                                            $6,322
---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------
*For the period March 31, 2001 to December 31, 2001
---------------------------------------------------------------- --------------------- -------------------- -------------------


SELECT FUND

---------------------------------------------------------------- --------------------- -------------------- -------------------
                                                                 1999                  2000                 2001*
                                                                 ----                  ----                 -----
---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------
Brokerage Transactions
---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------
  Allocated to brokers providing research services                                                          $7,622,346
---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------

---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------
Brokerage Commissions
---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------
  Total Brokerage Commissions Paid                               NA                    NA                   $257,384
---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------
  Commissions paid to Brokers providing research services
                                                                                                            $15,759
---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------
Commisions paid to Affiliated Brokers** Harris Associates
Securities, L.P. ("HASLP")                                                                                  $150,573
---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------
  *For the Period March 31, 2001 to December 31, 2001
---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------
** For the fiscal year ended December 31, 2001, the Fund paid 58.50% of its total brokerage commissions to HASLP and effected 58.37% of its total brokerage transactions through HASLP.
---------------------------------------------------------------- --------------------- -------------------- -------------------


AEW REAL ESTATE FUND

---------------------------------------------------------------- --------------------- -------------------- -------------------
                                                                 1999                  2000*                2001**
                                                                 ----                  -----                ------
---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------
Brokerage Transactions
---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------
  Allocated to brokers providing research services                                                          $0
---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------

---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------
Brokerage Commissions
---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------
  Total Brokerage Commissions Paid ***                           NA                    $2,400               $20,173
---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------
  Commissions paid to Brokers providing research services                                                   $0
---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------
 *  For the period September 1, 2000 to January 31, 2001
**For the fiscal year ending January 31, 2002
***The difference in brokerage commissions from 2000 to 2001 is due to the fact that Classes A, B and C of the Fund were
started on December 29, 2000
---------------------------------------------------------------- --------------------- -------------------- -------------------


SMALL CAP GROWTH FUND

---------------------------------------------------------------- --------------------- -------------------- -------------------
                                                                 1999*                 2000**               2001***
                                                                 -----                 ------               -------
---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------
Brokerage Transactions
---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------
  Allocated to brokers providing research services                                                          $53,811,991
---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------

---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------
Brokerage Commissions
---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------
  Total Brokerage Commissions Paid ****                          $80,752               $80,508              $33,049
---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------
  Commissions paid to Brokers providing research services                                                   $25,189
---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------
* For the fiscal year ended June 30, 2000 **For the fiscal year ended June 30,
2001 ***For the period July 1, 2001 to December 31, 2001
****The difference in brokerage commissions from 2000 to 2001 is due to the shorter time period in 2001
---------------------------------------------------------------- --------------------- -------------------- -------------------


INTERNATIONaL EQUITY FUND

---------------------------------------------------------------- --------------------- -------------------- -------------------
                                                                 1999                  2000                 2001
                                                                 ----                  ----                 ----
---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------
Brokerage Transactions
---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------
  Allocated to brokers providing research services                                                          $406,052,611
---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------

---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------
Brokerage Commissions
---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------
  Total Brokerage Commissions Paid                               $751,900              $767,454             $627,514
---------------------------------------------------------------- --------------------- -------------------- -------------------
---------------------------------------------------------------- --------------------- -------------------- -------------------
  Commissions paid to Brokers providing research services                                                   $627,514
---------------------------------------------------------------- --------------------- -------------------- -------------------

Sales Charges and 12b-1 Fees

         As explained in Part II of this Statement, the Classes A, B and C shares of each Fund pay the Distributor fees under plans adopted pursuant to Rule 12b-1 under the 1940 Act. The following table shows the amounts of Rule 12b-1 fees paid by each Fund during the last three fiscal years (except where indicated, the Fund's fiscal year is the calendar year).


                 Fund                                      1999             2000              2001
                                                           ----             ----              ----
  -----------------------------------

  Large Cap Growth Fund*              (Class A)              $210,646        $145,784             $18,169
                                      (Class B)              $177,121        $320,506             $61,143
                                      (Class C)               $41,538         $56,473              $8,413

  Capital Growth Fund                 (Class A)              $449,506        $466,657            $286,602
                                      (Class B)              $640,502        $722,386            $443,820
                                      (Class C)               $24,404         $30,728             $19,533

  Targeted Equity Fund                (Class A)            $4,507,150      $4,014,853          $2,749,081
                                      (Class B)            $1,130,273      $1,172,243            $847,071
                                      (Class C)               $67,804         $60,690             $44,628

  Growth and Income Fund              (Class A)              $876,555        $813,590            $613,071
                                      (Class B)            $1,953,852      $1,848,154          $1,384,899
                                      (Class C)              $244,663        $221,749            $132,025

  Balanced Fund                       (Class A)              $500,098        $310,460            $210,487
                                      (Class B)              $784,237        $477,052            $330,386
                                      (Class C)               $52,722         $26,362             $16,321

  Relative Value Fund**               (Class A)                    --              --                $231
                                      (Class B)                    --              --                  --
                                      (Class C)                    --              --                  --

  Large Cap Value Fund                (Class A)               $35,201         $21,525             $23,837
                                      (Class B)              $122,010         $77,120             $88,890
                                      (Class C)               $17,052          $9,048              $8,746

  Mid Cap Growth Fund+                (Class A)                     -               -              $6,824
                                      (Class B)                     -               -             $19,460
                                      (Class C)                     -               -              $4,448

  Select Fund+                        (Class A)                     -               -             $47,500
                                      (Class B)                     -               -            $249,277
                                      (Class C)                     -               -            $128,056

  AEW Real Estate Fund***             (Class A)                    --            $203              $8,457
                                      (Class B)                    --            $185             $21,218
                                      (Class C)                    --             $90              $4,932



  Small Cap Growth Fund**             (Class A)                     -               -              $1,463
                                      (Class B)                     -               -              $6,231
                                      (Class C)                     -               -                $607

  International Equity Fund           (Class A)              $110,048        $170,958            $103,583
                                      (Class B)              $185,331        $330,653            $219,721
                                      (Class C)                $7,292         $37,710             $34,336


         * For the fiscal years ended September 30, 2000, September 30, 2001 and the period from October 1, 2001 to December 31, 2001.
        ** For the fiscal years ended June 30, 2000, June 30, 2001 and the period from July 1, 2001 to December 31, 2001.
       *** The AEW Real Estate Fund commenced operations on August 31, 2000, offering Class Y shares (and on December 29 2000, offering Classes A, B and C shares). For the fiscal years ended January 31, 2001 and 2002.
         + For the period March 15, 2001 to December 31, 2001.

                                     xxxii

During the fiscal year ended December 31, 2001 (January 31, 2002 for AEW Real Estate Fund), the Distributor's expenses relating to each Fund's 12b-1 plans were as follows (Class B compensation to investment dealers excludes advanced commissions sold to a third party):


  Large Cap Growth Fund+

  (Class A shares)
  Compensation to Investment Dealers                                                             $14,490
  Compensation to Distributor's Sales Personnel and Other Related Costs                          $12,593
                                                                                                 -------
                                                                                                 $27,083
  TOTAL
  (Class B shares)
  Compensation to Investment Dealers                                                             $28,895
  Compensation to Distributor's Sales Personnel and Other Related Costs                           $6,853
                                                                                                  ------
                                                                                                 $35,748
  TOTAL
  (Class C shares)
  Compensation to Investment Dealers                                                              $2,602
  Compensation to Distributor's Sales Personnel and Other Related Costs                             $674
                                                                                                    ----
                                                                                                  $3,276
  TOTAL



  Capital Growth Fund

  (Class A shares)
  Compensation to Investment Dealers                                                            $286,298
  Compensation to Distributor's Sales Personnel and Other Related Costs                         $220,280
                                                                                                --------
                                                       TOTAL                                    $506,578
  (Class B shares)
  Compensation to Investment Dealers                                                            $432,143
  Compensation to Distributor's Sales Personnel and Other Related Costs                         $139,458
                                                                                                --------
                                                       TOTAL                                    $571,601


  (Class C shares)
  Compensation to Investment Dealers                                                             $15,232
  Compensation to Distributor's Sales Personnel and Other Related Costs                           $9,858
                                                                                                  ------
                                                       TOTAL                                     $25,090


  Targeted Equity Fund

  (Class A shares)
  Compensation to Investment Dealers                                                          $2,775,647
  Compensation to Distributor's Sales Personnel and Other Related Costs                         $896,820
                                                                                                --------
                                                       TOTAL                                  $3,672,467
  (Class B shares)
  Compensation to Investment Dealers                                                            $822,904
  Compensation to Distributor's Sales Personnel and Other Related Costs                         $260,779
                                                                                                --------
                                                       TOTAL                                  $1,083,683
  (Class C shares)
  Compensation to Investment Dealers                                                             $38,053
  Compensation to Distributor's Sales Personnel and Other Related Costs                          $16,314
                                                                                                 -------
                                                       TOTAL                                     $54,367

                                     xxxiii


  Growth and Income Fund

  (Class A shares)
  Compensation to Investment Dealers                                                            $552,785
  Compensation to Distributor's Sales Personnel and Other Related Costs                         $764,046
                                                                                                --------
                                                       TOTAL                                  $1,316,831
  (Class B shares)
  Compensation to Investment Dealers                                                          $1,348,674
  Compensation to Distributor's Sales Personnel and Other Related Costs                         $351,671
                                                                                                --------
                                                       TOTAL                                  $1,700,345
  (Class C shares)
  Compensation to Investment Dealers                                                            $123,184
  Compensation to Distributor's Sales Personnel and Other Related Costs                          $63,815
                                                                                                 -------
                                                       TOTAL                                    $186,999


  Balanced Fund

  (Class A shares)
  Compensation to Investment Dealers                                                            $210,511
  Compensation to Distributor's Sales Personnel and Other Related Costs                         $115,614
                                                                                                --------
                                                                  TOTAL                         $326,125
                                                                                                --------

  (Class B shares)
  Compensation to Investment Dealers                                                            $323,803
  Compensation to Distributor's Sales Personnel and Other Related Costs                          $80,223
                                                                                                 -------
                                                       TOTAL                                    $404,026
  (Class C shares)
  Compensation to Investment Dealers                                                             $15,716
  Compensation to Distributor's Sales Personnel and Other Related Costs                           $6,676
                                                                                                  ------
                                                       TOTAL                                     $22,392


  Relative Value Fund+

  (Class A shares)
  Compensation to Investment Dealers                                                                $249
  Compensation to Distributor's Sales Personnel and Other Related Costs                          $58,765
                                                                                                 -------
                                                                                                 $59,014
  TOTAL
  (Class B shares)
  Compensation to Investment Dealers                                                                  $0
  Compensation to Distributor's Sales Personnel and Other Related Costs                               $0
                                                                                                      --
                                                                                                      $0
  TOTAL
  (Class C shares)
  Compensation to Investment Dealers                                                                  $0
  Compensation to Distributor's Sales Personnel and Other Related Costs                               $0
                                                                                                      --
                                                                                                      $0
  TOTAL


                                     xxxiv


  Large Cap Value Fund

  (Class A shares)
  Compensation to Investment Dealers                                                             $21,830
  Compensation to Distributor's Sales Personnel and Other Related Costs                          $56,435
                                                                                                 -------
                                                                                                 $78,265
  TOTAL
  (Class B shares)
  Compensation to Investment Dealers                                                             $86,060
  Compensation to Distributor's Sales Personnel and Other Related Costs                          $62,360
                                                                                                 -------
                                                                                                $148,420
  TOTAL
  (Class C shares)
  Compensation to Investment Dealers                                                              $8,861
  Compensation to Distributor's Sales Personnel and Other Related Costs                           $5,399
                                                                                                  ------
                                                                                                 $14,260
  TOTAL


  Mid Cap Growth Fund ++

  (Class A shares)                                                                                $7,393
  Compensation to Investment Dealers                                                            $167,901
                                                                                                --------
  Compensation to Distributor's Sales Personnel and Other Related Costs                         $175,294

  TOTAL
  (Class B shares)
  Compensation to Investment Dealers                                                             $16,437
  Compensation to Distributor's Sales Personnel and Other Related Costs                         $107,299
                                                                                                --------
                                                                                                $123,736
  TOTAL
  (Class C shares)
  Compensation to Investment Dealers                                                             $10,132
  Compensation to Distributor's Sales Personnel and Other Related Costs                          $39,763
                                                                                                 -------
                                                                                                 $49,895
  TOTAL


  Select Fund++

  (Class A shares)
  Compensation to Investment Dealers                                                             $42,942
  Compensation to Distributor's Sales Personnel and Other Related Costs                       $1,436,989
                                                                                              ----------
                                                                                              $1,479,931
  TOTAL
  (Class B shares)
  Compensation to Investment Dealers                                                            $209,760
  Compensation to Distributor's Sales Personnel and Other Related Costs                       $1,779,719
                                                                                              ----------
                                                                                              $1,989,479
  TOTAL
  (Class C shares)
  Compensation to Investment Dealers                                                            $325,008
  Compensation to Distributor's Sales Personnel and Other Related Costs                       $1,350,455
                                                                                              ----------
                                                                                              $1,675,463
  TOTAL


  AEW Real Estate Fund

  (Class A shares)
  Compensation to Investment Dealers                                                              $7,587
  Compensation to Distributor's Sales Personnel and Other Related Costs                         $176,840
                                                                                                --------
                                                                                                $184,427
  TOTAL

  (Class B shares)
  Compensation to Investment Dealers                                                             $14,503
  Compensation to Distributor's Sales Personnel and Other Related Costs                          $99,855
                                                                                                 -------
                                                                                                $114,358
  TOTAL



  (Class C shares)
  Compensation to Investment Dealers                                                              $7,687
  Compensation to Distributor's Sales Personnel and Other Related Costs                          $30,207
                                                                                                 -------
                                                                                                 $37,894
  TOTAL


  Small Cap Growth Fund+++
  (Class A shares)
  Compensation to Investment Dealers                                                             $19,334
  Compensation to Distributor's Sales Personnel and Other Related Costs                          $25,347
                                                                                                 -------
                                                                                                 $44,681
  TOTAL

  (Class B shares)
  Compensation to Investment Dealers                                                             $78,297
  Compensation to Distributor's Sales Personnel and Other Related Costs                          $18,022
                                                                                                 -------
                                                                                                 $96,319
  TOTAL
  (Class C shares)
  Compensation to Investment Dealers                                                              $8,049
  Compensation to Distributor's Sales Personnel and Other Related Costs                           $9,896
                                                                                                  ------
                                                                                                 $17,945
  TOTAL


  International Equity Fund

  (Class A shares)
  Compensation to Investment Dealers                                                            $104,873
  Compensation to Distributor's Sales Personnel and Other Related Costs                         $462,832
                                                                                                --------
  TOTAL                                                                                         $567,705

  (Class B shares)
  Compensation to Investment Dealers                                                            $207,895
  Compensation to Distributor's Sales Personnel and Other Related Costs                          $57,451
                                                                                                 -------
  TOTAL                                                                                         $265,346

  (Class C shares)
  Compensation to Investment Dealers                                                             $20,080
  Compensation to Distributor's Sales Personnel and Other Related Costs                          $28,873
                                                                                                 -------
  TOTAL                                                                                          $48,953



+ For the period from October 1, 2001 to December 31, 2001.
++ For the period from March 15, 2001 to December 31, 2001.
+++ For the period from July 1, 2001 to December 31, 2001.

                                     xxxvi

--------------------------------------------------------------------------------
                            OWNERSHIP OF FUND SHARES
--------------------------------------------------------------------------------

         As of April 2, 2002, to the Trusts' knowledge, the following persons owned of record or beneficially 5% or more of the outstanding shares of the indicated classes of the Funds set forth below.


--------------------------- -------------------------------- -------------------
Fund                        Shareholder and Address         Ownership Percentage
--------------------------- -------------------------------- -------------------
--------------------------- -------------------------------- -------------------
Large Cap Growth Fund
--------------------------- -------------------------------- -------------------
--------------------------- -------------------------------- -------------------
              Class A       MLPF&S for the Sole Benefit of   10.98%
              -------
                            its Customers
                            Attn: Fund Administration
                            4800 Deer Lake Drive East, 2nd
                            Floor
                            Jacksonville, FL 32246-6484
--------------------------- -------------------------------- -------------------
--------------------------- -------------------------------- -------------------
              Class B       MLPF&S for the Sole Benefit of   7.54%
              -------
                            its Customers
                            Attn: Fund Administration
                            4800 Deer Lake Drive East, 2nd
                            Floor
                            Jacksonville, FL 32246-6484
--------------------------- -------------------------------- -------------------
--------------------------- -------------------------------- -------------------
              Class C       MLPF&S for the Sole Benefit of   39.32%
              -------
                            its Customers
                            Attn: Fund Administration
                            4800 Deer Lake Drive East, 2nd
                            Floor
                            Jacksonville, FL 32246-6484
--------------------------- -------------------------------- -------------------
--------------------------- -------------------------------- -------------------
              Class Y       Chase Manhattan Bank Directed    53.09%
              -------
                            Trustee for MetLife Defined
                            Contribution Group
                            4 New York Plaza
                            New York, NY 10004-2413
--------------------------- -------------------------------- -------------------
--------------------------- -------------------------------- -------------------
                            New England Life Insurance Comp. 45.00%
                            C/o Inv. Accounting
                            501 Boylston Street
                            Boston, MA 02116-3769
--------------------------- -------------------------------- -------------------
--------------------------- -------------------------------- -------------------
Capital Growth Fund
--------------------------- -------------------------------- -------------------
--------------------------- -------------------------------- -------------------
              Class A       Deferred Compensation Plan for   6.40%
              -------
                            General Agents of New England
                            Funds
                            MetLife Securities Accounting
                            Attn:  Jay Langone
                            4100 Boy Scout Ave.
                            Tampa, FL 33607-5740
--------------------------- -------------------------------- -------------------

                                     xxxvii

--------------------------- --------------------------------- ------------------
Targeted Equity Fund
--------------------------- --------------------------------- ------------------
--------------------------- --------------------------------- ------------------
              Class B       MLPF&S for the Sole Benefit of    5.73%
              -------
                            its Customers
                            Attn: Fund Administration
                            4800 Deer Lake Drive East, 2nd
                            Floor
                            Jacksonville, FL 32246-6484
--------------------------- --------------------------------- ------------------
--------------------------- --------------------------------- ------------------
              Class C       MLPF&S for the Sole Benefit of    14.62%
              -------
                            its Customers
                            Attn: Fund Administration
                            4800 Deer Lake Drive East, 2nd
                            Floor
                            Jacksonville, FL 32246-6484
--------------------------- --------------------------------- ------------------
--------------------------- --------------------------------- ------------------
              Class Y       Chase Manhattan Bank Directed     99.37%
              -------
                            Trustee for MetLife Defined
                            Contribution Group
                            4 New York Plaza, Floor 2
                            New York, NY 10004-2413
--------------------------- --------------------------------- ------------------
--------------------------- --------------------------------- ------------------
Growth and Income Fund
--------------------------- --------------------------------- ------------------
--------------------------- --------------------------------- ------------------
              Class C       MLPF&S for the Sole Benefit of    11.30%
              -------
                            its Customers
                            Attn: Fund Administration
                            4800 Deer Lake Drive East, 2nd
                            Floor
                            Jacksonville, FL 32246-6484
--------------------------- --------------------------------- ------------------
--------------------------- --------------------------------- ------------------
              Class Y       T. Rowe Price Trust Co.           40.41%
              -------
                            FBO Retirement Plan Clients
                            P.O. Box 17215
                            Baltimore, MD 21297-1215
--------------------------- --------------------------------- ------------------
--------------------------- --------------------------------- ------------------
                            Metropolitan Life Insurance       30.77%
                            GADC Dianne Lunny
                            501-6 Boylston
                            Boston, MA 02116-3769
--------------------------- --------------------------------- ------------------
--------------------------- --------------------------------- ------------------
                            Chase Manhatten Bank Directed     22.51%
                            Trustee for MetLife Defined
                            Contribution Group
                            770 Broadway, 10th Floor
                            New York, NY 10003-9522
--------------------------- --------------------------------- ------------------
--------------------------- --------------------------------- ------------------
Balanced Fund
--------------------------- --------------------------------- ------------------
--------------------------- --------------------------------- ------------------
              Class C       Donaldson Lufkin Jenrette         17.34%
              -------
                            Securities Corporation Inc.
                            P.O. Box 2052
                            Jersey City, NJ 07303-2052
--------------------------- --------------------------------- ------------------
--------------------------- --------------------------------- ------------------
              Class Y       New England Mutual Life Ins.      34.44%
              -------
                            Company
                            Separate Inv. Accounting
                            Attn: Brenda Harmon
                            501 Boylston Street, 6th Floor
                            Boston, MA 02116-3769
--------------------------- --------------------------------- ------------------
--------------------------- --------------------------------- ------------------
                            Charles Schwab & Co. Inc.         6.88%
                            Special Custody Account
                            For Benefit of Custodian
                            Attn:  Mutual Funds
                            101 Montgomery Street
                            San Francisco, CA 94104-4122
--------------------------- --------------------------------- ------------------
                                    xxxviii

--------------------------- --------------------------------- ------------------
                            Metropolitan Life Insurance Co.   6.33%
                            C/o GADC - Gerald Hart - Agency
                            Operations NELICO
                            501 Boylston Street,
                            10th Floor
                            Boston, MA 02116-3769
--------------------------- --------------------------------- ------------------
--------------------------- --------------------------------- ------------------
                            Michael A. Roosevelt Trustee      5.01%
                            Eva Benson Buck Charitable Lead
                            Trust C
                            Heller Ehrman White & McAuliffe
                            425 California Street, 22nd Floor
                            San Francisco, CA 94104-2102
--------------------------- --------------------------------- ------------------

                                     xxxix

--------------------------- ----------------------------------- ----------------
Jurika & Voyles Relative
Value Fund
--------------------------- ----------------------------------- ----------------
--------------------------- ----------------------------------- ----------------
              Class A       Stanton Trust Co. NA Trustee for    93.81%
              -------
                            Dalsin Industries Inc. 401K PSP
                            3405 Annapolis Lane North Suite
                            100
                            Minneapolis, MN 55447-5343
--------------------------- ----------------------------------- ----------------
--------------------------- ----------------------------------- ----------------
              Class B       Vanderwall Insurance Agency SIR     47.97%
              -------
                            Shirley A. Vanderwall
                            4029 Royal Drive
                            Fort Collins, CO 80526-2994
--------------------------- ----------------------------------- ----------------
--------------------------- ----------------------------------- ----------------
                            Donaldson Lufkin Jenrette           46.24%
                            Securities Corporation Inc.
                            P.O. Box 2052
                            Jersey City, NJ 07303-2052
--------------------------- ----------------------------------- ----------------
--------------------------- ----------------------------------- ----------------
              Class C       RBC Dain Rauscher FBO               66.80%
              -------
                            Marilyn Rosenfarb
                            6 Princeton Road
                            Livingston, NJ 07039-5512
--------------------------- ----------------------------------- ----------------
--------------------------- ----------------------------------- ----------------
                            State Street Bank & Trust Co. C/f   31.08%
                            Starbright Foundation
                            Nvest TSMF Plan
                            FBO Tal Gilad
                            464 Bonhill Road
                            Los Angeles, CA 90049-2324
--------------------------- ----------------------------------- ----------------
--------------------------- ----------------------------------- ----------------
              Class Y       Vanguard Fiduciary Trust Co.        62.87%
              -------
                            Attn: Outside Funds VM 613
                            P.O. Box 2600
                            Valley Forge, PA 19482-2600
--------------------------- ----------------------------------- ----------------
--------------------------- ----------------------------------- ----------------
                            Charles Schwab & Co Inc.            19.81%
                            Special Custody Account
                            For Benefit of Custodian
                            Attn:  Mutual Funds
                            101 Montgomery Street
                            San Francisco, CA 94104-4122
--------------------------- ----------------------------------- ----------------
--------------------------- ----------------------------------- ----------------
                            Chase Manhattan Bank Directed       5.79%
                            Trustee for MetLife Defined
                            Contribution Group
                            4 New York Plaza, Floor 2
                            New York, NY 10004-2413
--------------------------- ----------------------------------- ----------------

                                       xl

--------------------------- ----------------------------------- ----------------
Large Cap Value Fund
--------------------------- ----------------------------------- ----------------
--------------------------- ----------------------------------- ----------------
              Class B       MLPF&S for the Sole Benefit of      7.92%
              -------
                            its Customers
                            Attn: Fund Administration
                            4800 Deer Lake Drive East, 2nd
                            Floor
                            Jacksonville, FL 32246-6484
--------------------------- ----------------------------------- ----------------
--------------------------- ----------------------------------- ----------------
              Class C       MLPF&S for the Sole Benefit of      28.41%
              -------
                            its Customers
                            Attn: Fund Administration
                            4800 Deer Lake Drive East, 2nd
                            Floor
                            Jacksonville, FL 32246-6484
--------------------------- ----------------------------------- ----------------
--------------------------- ----------------------------------- ----------------
                            Paine Webber for the Benefit of     14.03%
                            Robert Adam, Brian King, Robert
                            Campagnone, Kathleen Lomeli &
                            Assoc
                            Willimantic PST 5/1/73
                            P.O. Box 23
                            Willimantic, CT 06226-0023
--------------------------- ----------------------------------- ----------------
--------------------------- ----------------------------------- ----------------
                            State Street Bank and Trust Co.     5.41%
                            Cust for the IRA Rollover of Jack
                            M. Jensen
                            805 Tipperary Rd.
                            Oregon, WI 53575-2641
--------------------------- ----------------------------------- ----------------
--------------------------- ----------------------------------- ----------------
Mid Cap Growth Fund
--------------------------- ----------------------------------- ----------------
--------------------------- ----------------------------------- ----------------
              Class A       MLPF&S for the Sole Benefit of      7.39%
              -------
                            its Customers
                            Attn: Fund Administration
                            4800 Deer Lake Drive East, 2nd
                            Floor
                            Jacksonville, FL 32246-6484
--------------------------- ----------------------------------- ----------------
--------------------------- ----------------------------------- ----------------
              Class C       MLPF&S for the Sole Benefit of      29.81%
              -------
                            its Customers
                            Attn: Fund Administration
                            4800 Deer Lake Drive East, 2nd
                            Floor
                            Jacksonville, FL 32246-6484
--------------------------- ----------------------------------- ----------------
--------------------------- ----------------------------------- ----------------
                            A.G. Edwards & Sons Inc. C/f        5.41%
                            Judith A. Edwards
                            IRA Accout
                            1315 Barak
                            Bryan, TX 77802-3204
--------------------------- ----------------------------------- ----------------
--------------------------- ----------------------------------- ----------------
 Select Fund
--------------------------- ----------------------------------- ----------------
--------------------------- ----------------------------------- ----------------
              Class A       MLPF&S for the Sole Benefit of      38.42%
              -------
                            its Customers
                            Attn: Fund Administration
                            4800 Deer Lake Drive East, 2nd
                            Floor
                            Jacksonville, FL 32246-6484
--------------------------- ----------------------------------- ----------------

                                       xli

---------------------------- ----------------------------------- ---------------
              Class B        MLPF&S for the Sole Benefit of      30.94%
              -------
                             its Customers
                             Attn: Fund Administration
                             4800 Deer Lake Drive East, 2nd
                             Floor
                             Jacksonville, FL 32246-6484
---------------------------- ----------------------------------- ---------------
---------------------------- ----------------------------------- ---------------
              Class C        MLPF&S for the Sole Benefit of      38.36%
              -------
                             its Customers
                             Attn: Fund Administration
                             4800 Deer Lake Drive East, 2nd
                             Floor
                             Jacksonville, FL 32246-6484
---------------------------- ----------------------------------- ---------------
---------------------------- ----------------------------------- ---------------
AEW Real Estate Fund
---------------------------- ----------------------------------- ---------------
---------------------------- ----------------------------------- ---------------
              Class A        Wexford Clearing Services Corp.     12.61%
              -------
                             for Ruth R. Remmel Trustee
                             Ruth R. Remmel Rev Trust
                             UA dtd 10/01/93
                             11219 Fincl Ctr Pkwy #311
                             Little Rock, AR 72211
---------------------------- ----------------------------------- ---------------
---------------------------- ----------------------------------- ---------------
                             MLPF&S for the Sole Benefit of      6.13%
                             its Customers
                             Attn: Fund Administration
                             4800 Deer Lake Drive East, 2nd
                             Floor
                             Jacksonville, FL 32246-6484
---------------------------- ----------------------------------- ---------------
---------------------------- ----------------------------------- ---------------
                             SSB & TC TR                         5.65%
                             Marvin Kozlov
                             Ret Plan FBO
                             Marvin Kozlov
                             325 Ronnie Ln
                             Buffalo Grove, IL 60089-1149
---------------------------- ----------------------------------- ---------------
---------------------------- ----------------------------------- ---------------
              Class B        MLPF&S for the Sole Benefit of      11.18%
              -------
                             its Customers
                             Attn: Fund Administration
                             4800 Deer Lake Drive East, 2nd
                             Floor
                             Jacksonville, FL 32246-6484
---------------------------- ----------------------------------- ---------------
---------------------------- ----------------------------------- ---------------
              Class C        MLPF&S for the Sole Benefit of      28.40%
              -------
                             its Customers
                             Attn: Fund Administration
                             4800 Deer Lake Drive East, 2nd
                             Floor
                             Jacksonville, FL 32246-6484
---------------------------- ----------------------------------- ---------------
---------------------------- ----------------------------------- ---------------
                             Wexford Clearing Services Corp.     7.44%
                             Beneva C. Farris Ttee
                             Beneva C. Farris Rev. Tr. UA Dtd.
                             04/17/00
                             721 Farris Road
                             Conway, AZ 72034-4906
---------------------------- ----------------------------------- ---------------
---------------------------- ----------------------------------- ---------------
              Class Y        AEW Capital Management LP           79.97%
              -------
                             Two Seaport Ln
                             Attn: James J. Finnegan
                             Boston, MA 02110-2001
---------------------------- ----------------------------------- ---------------

                                      xlii

----------------------------- ----------------------------------- --------------
                              AEW Capital Management LP           20.01%
                              Two Seaport Ln
                              Attn: James J. Finnegan
                              Boston, MA 02110-2001
----------------------------- ----------------------------------- --------------
----------------------------- ----------------------------------- --------------
 Jurika & Voyles Small Cap
Growth Fund
----------------------------- ----------------------------------- --------------
----------------------------- ----------------------------------- --------------
              Class C         MLPF&S for the Sole Benefit of      11.06%
              -------
                              its Customers
                              Attn: Fund Administration
                              4800 Deer Lake Drive East, 2nd
                              Floor
                              Jacksonville, FL 32246-6484
----------------------------- ----------------------------------- --------------
----------------------------- ----------------------------------- --------------
                              Pei-Te Kuo                          5.22%
                              846 Woodward Blvd.
                              Pasadena, CA 91107-5722
----------------------------- ----------------------------------- --------------
----------------------------- ----------------------------------- --------------
              Class Y         Charles Schwab & Co Inc.            39.95%
              -------
                              Special Custody Account
                              For Benefit of Custodian
                              Attn:  Mutual Fundsd
                              101 Montgomery Street
                              San Francisco, CA 94104-4122
----------------------------- ----------------------------------- --------------
----------------------------- ----------------------------------- --------------
                              Prudential Securities Inc.          10.14%
                              Special Custody Account for the
                              Exclusive Benefit of Customers -
                              PC
                              Attn: Mutual Funds Ron Noren
                              194 Wood Ave S
                              Iselin, NJ 08830-2726
----------------------------- ----------------------------------- --------------
----------------------------- ----------------------------------- --------------
International Equity Fund
----------------------------- ----------------------------------- --------------
----------------------------- ----------------------------------- --------------
              Class C         MLPF&S for the Sole Benefit of      48.51%
              -------
                              its Customers
                              Attn: Fund Administration
                              4800 Deer Lake Drive East, 2nd
                              Floor
                              Jacksonville, FL 32246-6484
----------------------------- ----------------------------------- --------------
----------------------------- ----------------------------------- --------------
              Class Y         Metropolitan Life Insurance Co.     51.48%
              -------
                              C/o GADC - Gerald Hart - Agency
                              Operations NELICO
                              501 Boylston Street,
                              10th Floor
                              Boston, MA 02116-3769
----------------------------- ----------------------------------- --------------
----------------------------- ----------------------------------- --------------
                              Chase Manhattan Bank Directed       42.14%
                              Trustee for MetLife Defined
                              Contribution Group
                              4 New York Plaza, Floor 2
                              New York, NY 10004-2413
----------------------------- ----------------------------------- --------------

                                     xliii

As of April 2, 2002, the Donaldson Lufkin Jenrette Securities Corporation Inc. ("DLJ"), PO Box 2052, Jersey City, NJ 07303-2052, owned 28.5722%, 35.4033% and
26.3610% of the Mid Cap Growth Fund, Select Fund and AEW Real Estate Fund, respectively, and therefore may be presumed to "control" the Fund, as that term is defined in the Investment Company Act of 1940. However, such ownership may be beneficially held by individuals or entities other than DLJ. DLJ is a corporation organized under the laws of Delware. The parent of DLJ is Credit Suisse First Boston (USA), Inc.

As of April 2, 2002, the Vanguard Fiduciary Trust Company ("Vanguard"), P.O. Box 2600, Valley Forge, PA 19482-2600, owned 60.4173% of the Jurika & Voyles Relative Value Fund and therefore may be presumed to "control" the Fund, as that term is defined in the Investment Company Act of 1940. However, such ownership may be beneficially held by individuals or entities other than Vanguard. Vanguard is a corporation organized under the laws of Pennsylvania. The parent of Vanguard is Vanguard Group, Inc.

                                      xliv

--------------------------------------------------------------------------------

                       INVESTMENT PERFORMANCE OF THE FUNDS
--------------------------------------------------------------------------------

                      Performance Results - Percent Change*
                         For the Periods Ended 12/31/01


Large Cap Growth Fund+
Class A shares
                                                   Aggregate                                   Average Annual
                                                 Total Return                                   Total Return
                                        --------------------------------         -------------------------------------------

                                                     Since                             1 Year            Since 9/1/98**
                                                                                       ------            --------------
As a % of                                          9/1/98**
                                                   --------
---------------------------------------
Net Asset Value                                      49.02                             -22.85                12.71
Maximum Sales Charge                                 40.45                             -27.27                10.72

                                                Average Annual                                 Average Annual
                                                 Total Return                                   Total Return
                                        (After Taxes on Distributions)            (After Taxes on Distributions and Sales
                                                                                              of Fund Shares)
                                        --------------------------------         -------------------------------------------
                                                        Since 9/1/98**                 1 Year
As a % of                                   1 Year                                                       Since 9/1/98**
                                            ------                                                       --------------
---------------------------------------
Net Asset Value                             -22.85           11.74                     -13.92                10.02
Maximum Sales Charge                        -27.27           9.78                      -16.61                 8.37

Class B shares
                                                   Aggregate                                   Average Annual
                                                 Total Return                                   Total Return
                                        --------------------------------         -------------------------------------------
                                                     Since
As a % of                                         10/29/99**                           1 Year           Since 10/29/99**
                                                  ----------                           ------           ----------------
---------------------------------------
Net Asset Value                                      -9.49                             -23.44                -4.49
Contingent Deferred Sales Charge                    -12.01                             -27.27                -5.72
("CDSC") and Redemption at End of
Period


                                                Average Annual                                 Average Annual
                                                 Total Return                                   Total Return
                                        (After Taxes on Distributions)            (After Taxes on Distributions and Sales
                                                                                              of Fund Shares)
                                        --------------------------------         -------------------------------------------
                                      Since
As a % of                                   1 Year        10/29/99**                   1 Year           Since 10/29/99**
                                            ------        ----------                   ------           ----------------
---------------------------------------
Net Asset Value                             -23.44           -5.74                     -14.28                -4.07
CDSC and Redemption at End                  -27.27           -7.00                     -16.61                -5.05
of Period


                                      xlv


Class C shares
                                                   Aggregate                                   Average Annual
                                                 Total Return                                   Total Return
                                        --------------------------------         -------------------------------------------
                                                     Since
As a % of                                         10/29/99**                           1 Year           Since 10/29/99**
                                                  ----------                           ------           ----------------
---------------------------------------
Net Asset Value                                      -9.49                             -23.44                -4.49
Maximum Sales Charge and Redemption                 -10.38                             -24.97                -4.92
at End of Period***


                                                Average Annual                                 Average Annual
                                                 Total Return                                   Total Return
                                        (After Taxes on Distributions)            (After Taxes on Distributions and Sales
                                                                                              of Fund Shares)
                                        --------------------------------         -------------------------------------------
                                      Since
As a % of                                   1 Year        10/29/99**                   1 Year           Since 10/29/99**
                                            ------        ----------                   ------           ----------------
---------------------------------------
Net Asset Value                             -23.44           -5.74                     -14.28                -4.07
Maximum Sales Charge and Renemption         -24.97           -6.17                     -15.20                -4.41
at End of Period***



Class Y shares
                                                   Aggregate                                   Average Annual
                                                 Total Return                                   Total Return
                                        --------------------------------         -------------------------------------------
                                                     Since
As a % of                                         10/29/99**                           1 Year           Since 10/29/99**
                                                  ----------                           ------           ----------------
---------------------------------------
Net Asset Value                                      -7.51                             -22.65                -3.53




                                                Average Annual                                 Average Annual
                                                 Total Return                                   Total Return
                                        (After Taxes on Distributions)            (After Taxes on Distributions and Sales
                                                                                              of Fund Shares)
                                        --------------------------------         -------------------------------------------
                                      Since
As a % of                                   1 Year        10/29/99**                   1 Year           Since 10/29/99**
                                            ------        ----------                   ------           ----------------
---------------------------------------
Net Asset Value                             -22.65           -4.79                     -13.80                -3.32


                                      xlvi



Capital Growth Fund
Class A shares
                                                 Aggregate                                   Average Annual
                                               Total Return                                   Total Return
                                     ----------------------------------
                                        ------------- ------------------         ------------- ------------ ----------------
                                                            Since                                                Since
As a % of                                 5 Years         8/3/92**                  1 Year       5 Years       8/3/92**
                                          -------         --------                  ------       -------       --------
---------------------------------------
---------------------------------------
Net Asset Value                            20.83           125.50                   -20.46        3.86           9.02
Maximum Sales Charge                       13.85           112.58                   -25.04        2.63           8.34

                                                                                             Average Annual
                                                Average Annual                                Total Return
                                                 Total Return                   (After Taxes on Distributions and Sales
                                        (After Taxes on Distributions)                      of Fund Shares)
                                     -------------------------------------
                                        ---------- ---------- -------------      ------------- ------------ ----------------
                                                                 Since                                           Since
As a % of                                1 Year     5 Years     8/3/92**            1 Year       5 Years       8/3/92**
                                         ------     -------     --------            ------       -------       --------
---------------------------------------
---------------------------------------
Net Asset Value                          -20.55      0.91         6.74              -12.46        3.16           7.37
Maximum Sales Charge                     -25.12      -0.28        6.08              -15.25        2.15           6.77

Class B shares
                                                 Aggregate                                   Average Annual
                                               Total Return                                   Total Return
                                     ----------------------------------        -------------------------------------------
                                                            Since                                                Since
As a % of                                 5 Years         9/13/93**                 1 Year       5 Years       9/13/93**
                                          -------         ---------                 ------       -------       ---------
---------------------------------------
Net Asset Value                            15.93            76.87                   -20.99        3.00           7.11
CDSC and Redemption at End of Period       14.80            76.87                   -24.93        2.80           7.11

                                                                                             Average Annual
                                                Average Annual                                Total Return
                                                 Total Return                   (After Taxes on Distributions and Sales
                                        (After Taxes on Distributions)                      of Fund Shares)
                                     -------------------------------------
                                        ---------- ---------- -------------      ------------- ------------ ----------------
                                                                 Since                                           Since
As a % of                                1 Year     5 Years     9/1/93**            1 Year       5 Years       9/1/93**
                                         ------     -------     --------            ------       -------       --------
---------------------------------------
---------------------------------------
Net Asset Value                          -21.08      -0.12        4.47              -12.78        2.50           5.69
CDSC and Redemption at End of Period     -25.02      -0.35        4.47              -15.18        2.34           5.69

Class C shares
                                                 Aggregate                                   Average Annual
                                               Total Return                                   Total Return
                                     ----------------------------------        -------------------------------------------
                                                            Since                                                Since
As a % of                                 5 Years        12/30/94**                 1 Year       5 Years      12/30/94**
                                          -------        ----------                 ------       -------      ----------
---------------------------------------
Net Asset Value                            15.86            74.63                   -21.06        2.99           8.29
Maximum Sales Charge and Redemption        14.70            72.88                   -22.65        2.78           8.13
at End of Period***


                                     xlvii

                                                                                             Average Annual
                                                Average Annual                                Total Return
                                                 Total Return                   (After Taxes on Distributions and Sales
                                        (After Taxes on Distributions)                      of Fund Shares)
                                     --------------------------------------
                                        --------- ---------- ---------------     ------------- ------------ ----------------
                                                                 Since                                           Since
As a % of                                1 Year    5 Years     12/30/94**           1 Year       5 Years      12/30/94**
                                         ------    -------     ----------           ------       -------      ----------
---------------------------------------
---------------------------------------
Net Asset Value                          -21.16     -0.13         5.16              -12.83        2.49           6.62
Maximum Sales Charge and Redemption      -22.75     -0.33         5.01              -13.79        2.32           6.49
at End of Period***

Targeted Equity Fund****
Class A shares
                                                 Aggregate                                   Average Annual
                                               Total Return                                   Total Return
                                     ----------------------------------        -------------------------------------------
                                                                                 ------------- ------------ ----------------
 As a % of                                5 Years         10 Years                  1 Year       5 Years       10 Years
                                          -------         --------                  ------       -------       --------
---------------------------------------
Net Asset Value                            51.84           144.80                   -16.20        8.71           9.37
Maximum Sales Charge                       43.10           130.77                   -21.01        7.43           8.72

                                     ==================================
                                              Average Annual                                 Average Annual
                                               Total Return                                   Total Return
                                      (After Taxes on Distributions)            (After Taxes on Distributions and Sales
                                                                                            of Fund Shares)
                                     ----------------------------------
                                        ---------- ---------- ----------         ------------- ------------ ----------------
                                    10 Years
As a % of                                1 Year     5 Years                         1 Year       5 Years       10 Years
                                         ------     -------                         ------       -------       --------
---------------------------------------
---------------------------------------
Net Asset Value                          -16.34      4.19       5.48                -9.86         5.68           6.14
Maximum Sales Charge                     -21.14      2.97       4.86                -12.79        4.63           5.58

Class B shares
                                                   Aggregate                                   Average Annual
                                                 Total Return                                   Total Return
                                        --------------------------------         -------------------------------------------
                                                     Since                                                      Since
As a % of                                          2/28/97**                           1 Year              2/28/97**
                                                   ---------                           ------              ---------
---------------------------------------
Net Asset Value                                      36.57                             -16.81                 6.65
CDSC and Redemption at End of Period                 35.37                             -20.95                 6.46

                                                Average Annual                                 Average Annual
                                                 Total Return                                   Total Return
                                        (After Taxes on Distributions)            (After Taxes on Distributions and Sales
                                                                                              of Fund Shares)
                                        --------------------------------         -------------------------------------------
                                                             Since                                              Since
As a % of                                   1 Year         2/28/97**                   1 Year              2/28/97**
                                            ------         ---------                   ------              ---------
---------------------------------------
Net Asset Value                             -16.96           2.07                      -10.24                 4.00
CDSC and Redemption at End of Period        -21.10           1.84                      -12.76                 3.83


                                     xlviii


Class C shares
                                                        Aggregate                             Average Annual
                                                       Total Return                            Total Return
                                                ---------------------------       ---------------------------------------
                                                          Since                                             Since
As a % of                                                9/1/98**                      1 Year               9/1/98**
                                                         --------                      ------               --------
-----------------------------------------------
Net Asset Value                                           10.19                        -16.81               2.96
Maximum Sales Charge and Redemption at End of              9.12                        -18.45               2.65
Period***


                                                      Average Annual                          Average Annual
                                                       Total Return                            Total Return
                                                      (After Taxes on               (After Taxes on Distributions and
                                                      Distributions)                      Sales of Fund Shares)
                                                ---------------------------       ---------------------------------------
                                                                 Since                                      Since
As a % of                                          1 Year       9/1/98**               1 Year               9/1/98**
                                                   ------       --------               ------               --------
-----------------------------------------------
Net Asset Value                                    -16.96        -0.91                 -10.24               1.38
Maximum Sales Charge and Redemption at End of      -18.60        -1.20                 -11.24               1.14
Period***

Class Y shares
                                                        Aggregate                             Average Annual
                                                       Total Return                            Total Return
                                                ---------------------------       ---------------------------------------
As a % of                                             Since 6/30/99**                  1 Year          Since 6/30/99**
                                                -     ---------------                  ------          ---------------
-----------------------------------------------
Net Asset Value                                           -11.62                       -15.86               -4.81

                                                      Average Annual                          Average Annual
                                                       Total Return                            Total Return
                                                     (After Taxes on                 (After Taxes on Distribution and
                                                      Distributions)                      Sales of Fund Shares)
                                                ---------------------------       ---------------------------------------
                                 Since 6/30/99**
As a % of                                        1 Year                                1 Year          Since 6/30/99**
                                                 ------                                ------          ---------------
-----------------------------------------------
Net Asset Value                                  -16.00        -8.05                    -9.66               -4.67


Growth and Income Fund
Class A shares
                                                      Aggregate                             Average Annual
                                                     Total Return                            Total Return
                                             -----------------------------      ----------------------------------------
As a % of                                          5 Years      10 Years           1 Year      5 Years       10 Years
                                                   -------      --------           ------      -------       --------
-----------------------------------------------
Net Asset Value                                     43.29        170.35            -14.58       7.46          10.46
Maximum Sales Charge                                35.02        154.79            -19.48       6.19           9.80

                                              Average Annual                                 Average Annual
                                               Total Return                                   Total Return
                                      (After Taxes on Distributions)            (After Taxes on Distributions and Sales
                                                                                            of Fund Shares)
                                     ----------------------------------
                                        ---------- ---------- ----------         ------------- ------------ ----------------
                                    10 Years
As a % of                                1 Year     5 Years                         1 Year       5 Years       10 Years
                                         ------     -------                         ------       -------       --------
---------------------------------------
---------------------------------------
Net Asset Value                          -14.58      4.34       7.32                -8.88         5.18           7.54
Maximum Sales Charge                     -19.48      3.11       6.69                -11.86        4.13           6.97


                                      xlix



Class B shares
                                                      Aggregate                             Average Annual
                                                     Total Return                            Total Return
                                             -----------------------------      ----------------------------------------
                                                                 Since                                        Since
As a % of                                         5 Years      9/13/93**           1 Year      5 Years      9/13/93**
                                                  -------      ---------           ------      -------      ---------
-----------------------------------------------
Net Asset Value                                    38.11        118.36             -15.15       6.67           9.87
Redemption at End of Period                        36.47        118.36             -19.39       6.42           9.87

                                                                                             Average Annual
                                              Average Annual                                  Total Return
                                               Total Return                     (After Taxes on Distributions and Sales
                                      (After Taxes on Distributions)                        of Fund Shares)
                                    -----------------------------------
                                       --------- --------- -------------         ------------- ------------ ----------------

                                                 5 Years      Since                                              Since
                                                   -----
As a % of                               1 Year               9/1/93**               1 Year       5 Years       9/1/93**
                                          ----               --------               ------       -------       --------
--------------------------------------
--------------------------------------
Net Asset Value                         -15.15     3.60        6.48                 -9.23         4.58           6.96
CDSC and Redemption at End of Period    -19.39     3.32        6.48                 -11.81        4.36           6.96

Class C shares
                                                      Aggregate                             Average Annual
                                                     Total Return                            Total Return
                                             -----------------------------      ----------------------------------------
                                                                 Since                                        Since
As a % of                                         5 Years       5/1/95**           1 Year      5 Years       5/1/95**
                                                  -------       --------           ------      -------       --------
-----------------------------------------------
Net Asset Value                                    38.22         93.11             -15.10       6.69          10.37
Maximum Sales Charge and Redemption at End of      36.84         91.17             -16.82       6.47          10.21
Period***

                                                                                             Average Annual
                                              Average Annual                                  Total Return
                                               Total Return                     (After Taxes on Distributions and Sales
                                      (After Taxes on Distributions)                        of Fund Shares)
                                    -----------------------------------
                                       --------- --------- -------------         ------------- ------------ ----------------

                                                 5 Years      Since                                              Since
                                                  ------
As a % of                               1 Year               5/1/95**               1 Year       5 Years       5/1/95**
                                         -----               --------               ------       -------       --------
--------------------------------------
--------------------------------------
Net Asset Value                         -15.10     3.62        6.46                 -9.19         4.60           7.19
Maximum Sales Charge and Redemption     -16.82     3.41        6.30                 -10.24        4.42           7.05
at End of Period***

                                       l



Class Y shares
                                                      Aggregate                               Annualized
                                                     Total Return                            Total Return
                                                ---------------------------       ------------------ -------------------
                                                          Since                                            Since
                                                               -
As a % of                                               11/18/98**                     1 Year            11/18/98**
                                                        ----------                     ------            ----------
-----------------------------------------------
-----------------------------------------------
Net Asset Value                                           -5.08                        -13.99              -1.66

                                                      Average Annual                          Average Annual
                                                       Total Return                            Total Return
                                                     (After Taxes on                (After Taxes on Distributions and
                                                      Distributions)                      Sales of Fund Shares)
                                                ---------------------------       ---------------------------------------
                                                                Since                                 Since 11/18/98**
                                                                     -                                     -----------
As a % of                                         1 Year      11/18/98**               1 Year
                                                  ------      ----------               ------
-----------------------------------------------
Net Asset Value                                   -13.99        -3.41                   -8.52               -1.64



Balanced Fund
Class A shares
                                                      Aggregate                             Average Annual
                                                     Total Return                            Total Return
                                            -------------------------------     ---------------------------------------
As a % of                                          5 Years       10 Years           1 Year      5 Years      10 Years
                                                   -------       --------           ------      -------      --------
-----------------------------------------------
Net Asset Value                                      4.14          95.06            -9.07         0.81         6.91
Maximum Sales Charge                                -1.85          83.83            -14.28       -0.37         6.28

                                              Average Annual                                 Average Annual
                                               Total Return                                   Total Return
                                      (After Taxes on Distributions)            (After Taxes on Distributions and Sales
                                                                                            of Fund Shares)
                                     ----------------------------------
                                        ---------- ---------- ----------         ------------- ------------ ----------------
                                    10 Years
As a % of                                1 Year     5 Years                         1 Year       5 Years       10 Years
                                         ------     -------                         ------       -------       --------
---------------------------------------
---------------------------------------
Net Asset Value                           -9.65      -1.42      4.61                -5.52         0.22           4.96
Maximum Sales Charge                     -14.83      -2.58      3.99                -8.69         -0.73          4.42

Class B shares
                                                        Aggregate                            Average Annual
                                                      Total Return                            Total Return
                                             --------------------------------      ------------------------------------
                                                                    Since                                     Since
As a % of                                          5 Years        9/13/93**          1 Year    5 Years      9/13/93**
                                                   -------        ---------          ------    -------      ---------
-----------------------------------------------
Net Asset Value                                      0.26           45.80            -9.72       0.05         4.65
CDSC and Redemption at End of Period                -1.12           45.80            -14.21     -0.23         4.65

                                                                                             Average Annual
                                             Average Annual                                   Total Return
                                              Total Return                      (After Taxes on Distributions and Sales
                                     (After Taxes on Distributions)                         of Fund Shares)
                                   ------------------------------------
                                      ---------- --------- -------------         ------------- ------------ ----------------
                                                 5 Years      Since                                              Since
                                                  ------
As a % of                              1 Year                9/1/93**               1 Year       5 Years       9/1/93**
                                        -----                --------               ------       -------       --------
-------------------------------------
-------------------------------------
Net Asset Value                         -9.91     -1.81        2.46                 -5.92         -0.20          3.17
CDSC and Redemption at End of Period   -14.40    -2.11         2.46                 -8.65         -0.42          3.17

                                       li



Class C shares
                                                        Aggregate                            Average Annual
                                                      Total Return                            Total Return
                                             --------------------------------      ------------------------------------
                                                                    Since                                    Since
As a % of                                          5 Years       12/30/94**          1 Year    5 Years     12/30/94**
                                                   -------       ----------          ------    -------     ----------
-----------------------------------------------
Net Asset Value                                     0.16            45.71            -9.77      0.03          5.52
Maximum Sales Charge and Redemption at End of       -0.17           44.30            -11.58     -0.17         5.38
Period***

                                                                                             Average Annual
                                             Average Annual                                   Total Return
                                              Total Return                      (After Taxes on Distributions and Sales
                                     (After Taxes on Distributions)                         of Fund Shares)
                                   ------------------------------------
                                      --------- ------- ----------------         ------------- ------------ ----------------
                                                5            Since                                               Since
                                                 -
As a % of                              1 Year   Years     12/30/94**                1 Year       5 Years      12/30/94**
                                        -----   -----     ----------                ------       -------      ----------
-------------------------------------
-------------------------------------
Net Asset Value                        -9.96    -1.84        3.31                   -5.94         -0.21          4.00
Maximum Sales Charge and Redemption    -11.77   -2.03        3.17                   -7.05         -0.37          3.88
at End of Period***

Class Y shares
                                                        Aggregate                            Average Annual
                                                      Total Return                            Total Return
                                             --------------------------------      ------------------------------------
                                                                    Since                                     Since
                                                                                                                   -
As a % of                                          5 Years        3/8/94**           1 Year     5 Years      3/8/94**
                                                   -------        --------           ------     -------      --------
-----------------------------------------------
Net Asset Value                                     6.63            54.63             -8.55       1.29         5.73

                                                     Average Annual                          Average Annual
                                                      Total Return                            Total Return
                                             (After Taxes on Distributions)         (After Taxes on Distributions and
                                                                                          Sales of Fund Shares)
                                             --------------------------------      ------------------------------------
                                                1 Year  5 Years      Since                                    Since
                                                 -----    -----                                                    -
As a % of                                                          3/8/94**          1 Year     5 Years      3/8/94**
                                                                   --------          ------     -------      --------
-----------------------------------------------
Net Asset Value                                 -9.52    -1.24       2.95             -5.21       0.45         3.77



Relative Value Fund+

Class A shares
                                                      Aggregate                                Average Annual
                                                    Total Return                                Total Return
                                           --------------------------------       -----------------------------------------
                                                                  Since                                           Since
As a % of                                         5 Years       9/30/94**            1 Year       5 Years       9/30/94**
                                                  -------       ---------            ------       -------       ---------
----------------------------------------------
Net Asset Value                                    50.79         143.57               -8.02         8.56          13.06
Maximum Sales Charge                               42.10         129.56              -13.30         7.28          12.14

                                                                                             Average Annual
                                            Average Annual                                    Total Return
                                             Total Return                       (After Taxes on Distributions and Sales
                                    (After Taxes on Distributions)                          of Fund Shares)
                                 --------------------------------------
                                     ---------- --------- --------------         ------------- ------------ ----------------
                                                5 Years       Since                                              Since
                                                -------
As a % of                             1 Year                9/30/94**               1 Year       5 Years       9/30/94**
                                        ----                ---------               ------       -------       ---------
------------------------------------
------------------------------------
Net Asset Value                       -10.72      5.81        10.30                 -3.20         6.19           9.98
Maximum Sales Charge                  -15.85      4.56        9.40                  -6.51         5.13           9.18

                                      lii



Class B shares
                                                      Aggregate                                Average Annual
                                                    Total Return                                Total Return
                                           --------------------------------        ----------------------------------------
                                                                  Since                                           Since
As a % of                                         5 Years       9/30/94**              1 Year      5 Years      9/30/94**
                                                  -------       ---------              ------      -------      ---------
----------------------------------------------
Net Asset Value                                    45.36         130.88                -8.64         7.77         12.23
CDSC andRedemption at End of Period                43.49         130.88                -12.67        7.49         12.23

                                                                                             Average Annual
                                            Average Annual                                    Total Return
                                             Total Return                       (After Taxes on Distributions and Sales
                                    (After Taxes on Distributions)                          of Fund Shares)
                                 --------------------------------------
                                     --------- ---------- --------------         ------------- ------------ ----------------
                                                              Since                                              Since
As a % of                             1 Year    5 Years     9/30/94**               1 Year       5 Years       9/30/94**
                                       -----    -------     ---------               ------       -------       ---------
------------------------------------
------------------------------------
Net Asset Value                       11.09      5.34         9.81                  -3.43         5.80           9.56
CDSC and Redemption at End of         -15.12     5.04         9.81                  -5.89         5.56           9.56
Period

Class C shares
                                                      Aggregate                                Average Annual
                                                    Total Return                                Total Return
                                           --------------------------------        ----------------------------------------
                                                                  Since                                      Since 9/30/94**
                                                                                                                   ---------
As a % of                                         5 Years       9/30/94**              1 Year      5 Years
                                                  -------       ---------              ------      -------
----------------------------------------------
Net Asset Value                                    45.36         130.88                -8.64        7.77          12.23
Maximum Sales Charge and Redemption at End         43.91         128.60                -10.34       7.55          12.08
of Period***

                                                                                             Average Annual
                                            Average Annual                                    Total Return
                                             Total Return                       (After Taxes on Distributions and Sales
                                    (After Taxes on Distributions)                          of Fund Shares)
                                ---------------------------------------
                                    ---------- ---------- --------------         ------------- ------------ ----------------
                                                              Since                                              Since
As a % of                            1 Year     5 Years     9/30/94**               1 Year       5 Years       9/30/94**
                                      -----     -------     ---------               ------       -------       ---------
-----------------------------------
-----------------------------------
Net Asset Value                      -11.09      5.34         9.81                  -3.43         5.80           9.56
Maximum Sales Charge and             -12.76      5.13         9.66                  -4.48         5.62           9.42
Redemption at End of Period***

Class Y shares

                                                      Aggregate                               Average Annual
                                                    Total Return                               Total Return
                                           --------------------------------       ----------------------------------------
                                                                 Since                                      Since 9/30/94**
                                                                      -                                          ----------
As a % of                                        5 Years       9/30/94**             1 Year      5 Years
                                                 -------       ---------             ------      -------
----------------------------------------------
Net Asset Value                                   52.55          147.79               -7.87        8.81          13.33

                                                                                             Average Annual
                                                Average Annual                                Total Return
                                                 Total Return                       (After Taxes on Distributions and
                                        (After Taxes on Distributions)                    Sales of Fund Shares)
                                   ------------------------------------------      ------------------------------------
                                                               Since 9/30/94**                                Since
                                                                     ---------                                     -
As a % of                               1 Year      5 Years                          1 Year     5 Years     9/30/94**
                                        ------      -------                          ------     -------     ---------
-------------------------------------
Net Asset Value                         -10.66        5.95          10.46             -3.15       6.31        10.12

                                      liii


Large Cap Value Fund
Class A shares
                                                        Aggregate                            Average Annual
                                                      Total Return                            Total Return
                                             --------------------------------      ------------------------------------
                                                                    Since                                    Since
As a % of                                          5 Years       11/28/95**          1 Year    5 Years     11/28/95**
                                                   -------       ----------          ------    -------     ----------
-----------------------------------------------
Net Asset Value                                     29.87           69.70            -3.52      5.37          9.07
Maximum Sales Charge                                22.43           59.97            -9.07      4.13          8.02


                                                                                             Average Annual
                                             Average Annual                                   Total Return
                                              Total Return                      (After Taxes on Distributions and Sales
                                     (After Taxes on Distributions)                         of Fund Shares)
                                   ------------------------------------
                                      --------- ------- ----------------         ------------- ------------ ----------------
                                                5            Since                                               Since
As a % of                              1 Year   Years     11/28/95**                1 Year       5 Years      11/28/95**
                                        -----   -----     ----------                ------       -------      ----------
-------------------------------------
-------------------------------------
Net Asset Value                        -3.58     4.74        8.02                   -2.14         4.14           7.02
Maximum Sales Charge                   -9.13     3.51        6.98                   -5.53         3.12           6.13

Class B shares
                                                        Aggregate                            Average Annual
                                                      Total Return                            Total Return
                                             --------------------------------      ------------------------------------
                                                            Since                                           Since
As a % of                                                 9/15/97**                      1 Year           9/15/97**
                                                          ---------                      ------           ---------
-----------------------------------------------
Net Asset Value                                              6.66                         -4.20              1.51
CDSC and Redemption at End of Period                         4.66                         -8.99              1.07

                                                Average Annual                                 Average Annual
                                                 Total Return                                   Total Return
                                        (After Taxes on Distributions)            (After Taxes on Distributions and Sales
                                                                                              of Fund Shares)
                                        --------------------------------         -------------------------------------------
                                 Since 9/15/97**
As a % of                                   1 Year                                     1 Year           Since 9/15/97**
                                            ------                                     ------           ---------------
---------------------------------------
Net Asset Value                             -4.23            1.30                      -2.56                  1.14
CDSC and Redemption at End of Period        -9.02            0.85                      -5.47                  0.78


Class C shares
                                                        Aggregate                            Average Annual
                                                      Total Return                            Total Return
                                             --------------------------------     -------------------------------------
                                                            Since                                          Since
As a % of                                                 9/15/97**                    1 Year            9/15/97**
                                                          ---------                    ------            ---------
-----------------------------------------------
Net Asset Value                                              6.72                       -4.25              1.53
Maximum Sales Charge and Redemption at End of                5.67                       -6.17              1.29
Period***

                                      liv

                                                      Average Annual                          Average Annual
                                                       Total Return                            Total Return
                                                      (After Taxes on               (After Taxes on Distributions and
                                                      Distributions)                      Sales of Fund Shares)
                                                ---------------------------       ---------------------------------------
                                                                 Since                                      Since
As a % of                                         1 Year       9/15/97**               1 Year             9/15/97**
                                                  ------       ---------               ------             ---------
-----------------------------------------------
Net Asset Value                                    -4.28         1.31                   -2.59               1.15
Maximum Sales Charge and Redemption at End of      -6.20         1.08                   -3.76               0.96
Period***

Mid Cap Growth Fund
Class A shares
                                                        Aggregate
                                                      Total Return
                                             --------------------------------
                                      Since
As a % of                                                 3/15/01**
                                                          ---------
-----------------------------------------------
Net Asset Value                                             -18.50
Maximum Sales Charge                                        -23.19



                                                   Aggregate
                                                 Total Return                      Aggregate Total Return (After Taxes on
As a % of                               (After Taxes on Distributions)            Distributions and Sales of Fund Shares)
                                        --------------------------------         -------------------------------------------
                                        --------------------------------         -------------------------------------------
                                                     Since                                         Since
                                                   3/15/01**                                     3/15/01**
                                                   ---------                                     ---------
---------------------------------------
Net Asset Value                                     -18.50                                         -11.27
Maximum Sales Charge                                -23.19                                         -14.12


Class B shares
                                                        Aggregate
                                                      Total Return
                                             --------------------------------
                                      Since
As a % of                                                 3/15/01**
                                                          ---------
-----------------------------------------------
Net Asset Value                                             -18.90
CDSC and Redemption at End of Period                        -22.96

                                       lv

                                                   Aggregate
                                                 Total Return                                    Aggregate
                                        (After Taxes on Distributions)                          Total Return
                                                                                  (After Taxes on Distributions and Sales
                                                                                             of Fund Shares)
                                        --------------------------------         -------------------------------------------
                                        --------------------------------         -------------------------------------------
                                                     Since                                         Since
As a % of                                           3/15/01**                                      3/15/01**
                                                   ---------                                      ---------
---------------------------------------
Net Asset Value                                     -18.90                                         -11.51
CDSC and Redemption at End of Period                -22.96                                         -13.98




Class C shares
                                                        Aggregate
                                                      Total Return
                                             --------------------------------
                                      Since
As a % of                                                 3/15/01**
                                                          ---------
-----------------------------------------------
Net Asset Value                                             -18.90
Maximum Sales Charge and Redemption at End of               -20.51
Period***

                                                        Aggregate                               Aggregate
                                                       Total Return                            Total Return
                                                      (After Taxes on               (After Taxes on Distributions and
                                                      Distributions)                      Sales of Fund Shares)
                                                ---------------------------       ---------------------------------------
                                                          Since                                   Since
                                                          -----
As a % of                                                3/15/01**                              3/15/01**
                                                         ---------                              ---------
-----------------------------------------------
Net Asset Value                                           -18.90                                  -11.51
Maximum Sales Charge and Redemption at End of             -20.51                                  -12.49
Period***




Select Fund
Class A shares
                                                        Aggregate
                                                      Total Return
                                             --------------------------------
                                      Since
As a % of                                                 3/15/01**
                                                          ---------
-----------------------------------------------
Net Asset Value                                              9.60
Maximum Sales Charge                                         3.30


                                      lvi



                                                   Aggregate
                                                 Total Return                      Aggregate Total Return (After Taxes on
                                        (After Taxes on Distributions)            Distributions and Sales of Fund Shares)
                                        -------------------------------- ------- -------------------------------------------
                                        -------------------------------- ------- -------------------------------------------
As a % of                                       Since 3/15/01**                               Since 3/15/01**
                                                ---------------                               ---------------
---------------------------------------
Net Asset Value                                      9.60                                           5.85
Maximum Sales Charge                                 3.30                                           2.01


Class B shares
                                                        Aggregate
                                                      Total Return
                                             --------------------------------
                                      Since
As a % of                                                 3/15/01**
                                                          ---------
-----------------------------------------------
Net Asset Value                                              9.00
CDSC and Redemption at End of Period                         4.00



                                                                                                 Aggregate
                                                   Aggregate                                    Total Return
                                                 Total Return                     (After Taxes on Distributions and Sales
As a % of                               (After Taxes on Distributions)                        of Fund Shares)
                                        --------------------------------         -------------------------------------------
                                        --------------------------------         -------------------------------------------
                                                Since 3/15/01**                               Since 3/15/01**
                                                ---------------                               ---------------
---------------------------------------
Net Asset Value                                      9.00                                           5.48
CDSC and Redemption at End of Period                 4.00                                           2.44


Class C shares
                                                        Aggregate
                                                      Total Return
                                             --------------------------------
                                      Since
As a % of                                                 3/15/01**
                                                          ---------
-----------------------------------------------
Net Asset Value                                              9.00
Maximum Sales Charge and Redemption at End of                6.93
Period***


                                      lvii

                                                                                                 Aggregate
                                                   Aggregate                                    Total Return
                                                 Total Return                     (After Taxes on Distributions and Sales
                                        (After Taxes on Distributions)                        of Fund Shares)
                                        --------------------------------         -------------------------------------------
                                        --------------------------------         -------------------------------------------
As a % of                                        Since 3/15/01**                               Since 3/15/01**
                                                ---------------                               ---------------
---------------------------------------
Net Asset Value                                      9.00                                           5.48
Maximum Sales Charge and Redemption                  6.93                                           4.22
at End of Period***

AEW Real Estate Fund
Class A shares

                                           Aggregate Total Return                     Average Annual Total Return
                                     ------------------------------------
                                        ----------------------------------
                                                      Since                                                      Since
As a % of                                           12/29/00**                      1 Year                    12/29/00**
                                                    ----------                      ------                    ----------
---------------------------------------
---------------------------------------
Net Asset Value                                       12.99                         12.99                        12.91
Maximum Sales Charge                                  6.45                           6.45                        6.41




                                                                                             Average Annual
                                              Average Annual                                  Total Return
                                               Total Return                     (After Taxes on Distributions and Sales
                                      (After Taxes on Distributions)                        of Fund Shares)
                                   --------------------------------------
                                      ---------- -------- ----------------       ------------- ------------ ----------------
                                       1 Year                  Since                                             Since
                                         ----
As a % of                                                   12/29/00**              1 Year                    12/29/00**
                                                            ----------              ------                    ----------
-------------------------------------
-------------------------------------
Net Asset Value                         11.18                  11.12                 7.94                        9.45
Maximum Sales Charge                    4.75                   4.72                  3.95                        4.30

Class B shares
                                                      Aggregate                                Average Annual
                                                     Total Return                               Total Return
                                           ---------------------------------       ---------------------------------------
As a % of                                            Since 12/29/00**               1 Year           Since 12/29/00**
                                                     ----------------               ------           ----------------





                                                                                      1 Year
As a % of
                                                                                                           Since
                                                                                                        12/29/00***
----------------------------------------------
Net Asset Value                                            12.22                      12.22                12.15
CDSC and Redemption at End of Period                       8.22                        7.22                8.17

                                     lviii

                                                                                             Average Annual
                                              Average Annual                                  Total Return
                                               Total Return                     (After Taxes on Distributions and Sales
                                      (After Taxes on Distributions)                        of Fund Shares)
                                   --------------------------------------
                                      ---------- --------- ---------------       ------------- ------------ ----------------
                                       1 Year                  Since                                             Since
                                        -----
As a % of                                                    12/29/00**             1 Year                    12/29/00**
                                                             ----------             ------                    ----------
-------------------------------------
-------------------------------------
Net Asset Value                         10.83                  10.77                 7.49                        9.06
CDSC and Redemption at End of Period    5.83                    6.79                 4.44                        5.88


Class C shares
                                                      Aggregate                               Average Annual
                                                    Total Return                               Total Return
                                           --------------------------------       ----------------------------------------
                                                          Since                                                 Since
                                                          -----                                                      -
As a % of                                               12/29/00**                   1 Year                   12/29/00**
                                               -        ----------                   ------                   ----------
----------------------------------------------
Net Asset Value                                           12.31                       12.31                      12.24
Maximum Sales Charge and Redemption at End                11.15                        10.16                     11.09
of Period




                                                                                             Average Annual
                                             Average Annual                                   Total Return
                                              Total Return                      (After Taxes on Distributions and Sales
                                     (After Taxes on Distributions)                         of Fund Shares)
                                   ------------------------------------
                                      --------- ------- ----------------         ------------- ------------ ----------------
                                                             Since                                               Since
As a % of                              1 Year             12/29/00**                1 Year                    12/29/00**
                                         ----             ----------                ------                    ----------
-------------------------------------
-------------------------------------
Net Asset Value                        10.92                 10.86                   7.54                        9.13
Maximum Sales Charge and Redemption     8.79                 9.73                    6.24                        8.22
at End of Period***

Class Y shares
                                                      Aggregate                               Average Annual
                                                    Total Return                               Total Return
                                           --------------------------------       ----------------------------------------
                                                                                                            Since 8/31/00**
As a % of                                            Since 8/31/00**                 1 Year
                                                     ---------------                 ------
----------------------------------------------
Net Asset Value                                           23.18                       13.31                      16.91


                                                     Average Annual                           Average Annual
                                                      Total Return                             Total Return
                                             (After Taxes on Distributions)          (After Taxes on Distributions and
                                                                                           Sales of Fund Shares)
                                           -----------------------------------     --------------------------------------
                                               1 Year                Since                                     Since
                                                -----                                                               -
As a % of                                                          8/31/00**         1 Year                  8/31/00**
                                                                   ---------         ------                  ---------
----------------------------------------------
Net Asset Value                                10.77                 14.03            8.11                     12.12

                                      lix



Small Cap Growth Fund++
Class A shares
                                                      Aggregate                                Average Annual
                                                    Total Return                                Total Return
                                           --------------------------------       -----------------------------------------
                                                                  Since                                           Since
                                                                                                 ----------------
As a % of                                         5 Years       9/30/94**             1 Year       5 Years      9/30/94**
                                                  -------       ---------             ------       -------      ---------
----------------------------------------------
Net Asset Value                                    18.34         152.09               -13.55        3.42          13.60
Maximum Sales Charge                               11.51         137.61               -18.53        2.20          12.68


                                              Average Annual                                 Average Annual
                                               Total Return                                   Total Return
                                      (After Taxes on Distributions)            (After Taxes on Distributions and Sales
                                                                                            of Fund Shares)
                                    -----------------------------------
                                       --------- -------- --------------         ------------- ------------ ----------------
                                                 5 Years      Since                                              Since
                                                  ------
As a % of                               1Year               9/30/94**               1 Year       5 Years       9/30/94**
                                         ----               ---------               ------       -------       ---------
--------------------------------------
--------------------------------------
Net Asset Value                         -13.77    -0.78       9.88                  -8.12         0.89           9.72
Maximum Sales Charge                    18.73     -1.95       8.98                  -11.16        -0.07          8.92




Class B shares
                                                      Aggregate                                Average Annual
                                                    Total Return                                Total Return
                                           --------------------------------        ----------------------------------------
                                                                  Since                                           Since
As a % of                                         5 Years       9/30/94**              1 Year      5 Years      9/30/94**
                                                  -------       ---------              ------      -------      ---------
----------------------------------------------
Net Asset Value                                    13.96         138.79                -14.21        2.65         12.75
CDSC and Redemption at End of Period               12.63         138.79                -18.49        2.41         12.75

                                                                                             Average Annual
                                             Average Annual                                   Total Return
                                              Total Return                      (After Taxes on Distributions and Sales
                                     (After Taxes on Distributions)                         of Fund Shares)
                                   ------------------------------------
                                      ---------- -------- --------------         ------------- ------------ ----------------
                                                 5 Years      Since                                              Since
                                                  ------
As a % of                              1 Year               9/30/94**               1 Year       5 Years       9/30/94**
                                        -----               ---------               ------       -------       ---------
-------------------------------------
-------------------------------------
Net Asset Value                        -14.20     -1.23       9.38                  -8.38         0.54           9.29
CDSC and Redemption at End of Period   -18.47     -1.52       9.38                  -10.98        0.33           9.29

Class C shares

                                                      Aggregate                                Average Annual
                                                    Total Return                                Total Return
                                           --------------------------------        ----------------------------------------
                                                                  Since                                      Since 9/30/94**
                                                                                                                   ---------
As a % of                                         5 Years       9/30/94**              1 Year      5 Years
                                                  -------       ---------              ------      -------
----------------------------------------------
Net Asset Value                                    14.05         138.98                -14.14       2.66          12.76
Maximum Sales Charge and Redemption at End         12.89         136.61                -15.83       2.45          12.61
of Period***

                                       lx


                                                                                             Average Annual
                                             Average Annual                                   Total Return
                                              Total Return                      (After Taxes on Distributions and Sales
                                     (After Taxes on Distributions)                         of Fund Shares)
                                   ------------------------------------
                                      --------- --------- --------------         ------------- ------------ ----------------
                                                5 Years       Since                                              Since
                                                 ------
As a % of                              1 Year              9/30/94***               1 Year       5 Years      9/30/94***
                                        -----              ----------               ------       -------      ----------
-------------------------------------
-------------------------------------
Net Asset Value                        -14.13    -1.22        9.39                  -8.34         0.55           9.30
Maximum Sales Charge and Redemption    -15.82    -1.42        9.24                  -9.37         0.38           9.17
at End of Period****

Class Y shares
                                                      Aggregate                               Average Annual
                                                    Total Return                               Total Return
                                           --------------------------------       ----------------------------------------
                                                                 Since                                      Since 9/30/94**
                                                                      -                                          ----------
As a % of                                        5 Years       9/30/94**             1 Year      5 Years
                                                 -------       ---------             ------      -------
----------------------------------------------
Net Asset Value                                   19.88          156.82              -13.29        3.69          13.89

                                                                                             Average Annual
                                                    Average Annual                            Total Return
                                                     Total Return                   (After Taxes on Distributions and
                                            (After Taxes on Distributions)                Sales of Fund Shares)
                                          -----------------------------------      ------------------------------------
                                              1 Year   5 Years      Since                                     Since
                                                ----    ------                                                     -
As a % of                                                         9/30/94**          1 Year     5 Years     9/30/94**
                                                                  ---------          ------     -------     ---------
---------------------------------------------
Net Asset Value                               -13.59    -0.61       10.05             -8.01       1.02         9.87


International Equity Fund
Class A shares
                                                       Aggregate                              Average Annual
                                                     Total Return                              Total Return
                                           ----------------------------------     ---------------------------------------
                                                                    Since                                       Since
                                                                                                                     -
As a % of                                          5 Years        5/21/92**          1 Year      5 Years      5/21/92**
                                                   -------        ---------          ------      -------      ---------
----------------------------------------------
Net Asset Value                                     1.16            46.82            -23.47        0.23          4.08
Maximum Sales Charge                                -4.69           38.40            -27.85       -0.96          3.44

                                              Average Annual                                 Average Annual
                                               Total Return                                   Total Return
                                      (After Taxes on Distributions)            (After Taxes on Distributions and Sales
                                                                                            of Fund Shares)
                                    -----------------------------------
                                       --------- -------- --------------         ------------- ------------ ----------------
                                                 5 Years      Since                                              Since
                                                   -----
As a % of                               1 Year              5/21/92**               1 Year       5 Years       5/21/92**
                                          ----              ---------               ------       -------       ---------
--------------------------------------
--------------------------------------
Net Asset Value                        -23.47    -1.35        2.87                  -14.29        -0.22          2.99
Maximum Sales Charge                    -27.85    -2.51       2.24                  -16.96        -1.15          2.45


                                      lxi



Class B shares
                                                      Aggregate                                Average Annual
                                                    Total Return                                Total Return
                                           --------------------------------        ---------------------------------------
                                                                  Since                                          Since
As a % of                                         5 Years      9/13/93***             1 Year      5 Years      9/13/93***
                                                  -------      ----------             ------      -------      ----------
----------------------------------------------
Net Asset Value                                    -2.42          13.07               -24.08       -0.49          1.49
CDSC and Redemption at End of Period               -3.94          13.07               -27.87       -0.80          1.49
                                                                                             Average Annual
                                             Average Annual                                   Total Return
                                              Total Return                      (After Taxes on Distributions and Sales
                                     (After Taxes on Distributions)                         of Fund Shares)
                                   ------------------------------------
                                      ---------- --------- -------------         ------------- ------------ ----------------
                                                 5 Years      Since                                              Since
                                                  ------
As a % of                              1 Year                9/1/93**               1 Year       5 Years       9/1/93**
                                        -----                --------               ------       -------       --------
-------------------------------------
-------------------------------------
Net Asset Value                        -24.08     -1.98        0.20                 -14.66        -0.72          0.84
CDSC and Redemption at End of Period   -27.87     -2.31        0.20                 -16.98        -0.97          0.84

Class C shares
                                                      Aggregate                               Average Annual
                                                    Total Return                               Total Return
                                           --------------------------------       ----------------------------------------
                                                                                                ----------- ----------------
                                                                 Since                                           Since
As a % of                                        5 Years       12/30/94**            1 Year      5 Years      12/30/94**
                                                 -------       ----------            ------      -------      ----------
----------------------------------------------
Net Asset Value                                   -2.35           5.29               -24.11       -0.47          0.74
Maximum Sales Charge and Redemption at End        -3.32           4.20               -25.61       -0.67          0.59
of Period***

                                   ====================================
                                                                                             Average Annual
                                             Average Annual                                   Total Return
                                              Total Return                      (After Taxes on Distributions and Sales
                                     (After Taxes on Distributions)                         of Fund Shares)
                                   ------------------------------------
                                      --------- ------- ----------------         ------------- ------------ ----------------
                                                5            Since                                               Since
                                                 -
As a % of                              1 Year   Years     12/30/94**                1 Year       5 Years      12/30/94**
                                         ----   -----     ----------                ------       -------      ----------
-------------------------------------
-------------------------------------
Net Asset Value                        -24.11   -1.96        -0.48                  -14.68        -0.71          0.30
Maximum Sales Charge and Redemption    -25.61   -2.15        -0.63                  -15.60        -0.86          0.18
at End of Period***

Class Y shares
                                                      Aggregate                               Average Annual
                                                    Total Return                               Total Return
                                           --------------------------------       ----------------------------------------
                                                             Since 9/9/93**                                 Since 9/9/93**
                                                                  ---------                                      ---------
As a % of                                        5 Years                             1 Year      5 Years
                                                 -------                             ------      -------
----------------------------------------------
Net Asset Value                                    4.43          26.92               -22.97        0.87          2.91

                                                                                             Average Annual
                                                   Average Annual                             Total Return
                                                    Total Return                    (After Taxes on Distributions and
                                           (After Taxes on Distributions)                 Sales of Fund Shares)
                                         ------------------------------------      ------------------------------------
                                                        5 Years      Since                                    Since
                                                         ------                                                    -
As a % of                                     1 Year               9/9/93**          1 Year     5 Years      9/9/93**
                                               -----               --------          ------     -------      --------
-------------------------------------------
Net Asset Value                              -22.97     -0.82        1.43            -13.99       0.22         1.88

                                      lxii

* Federal regulations require these examples to be calculated using a $1,000 investment. The normal minimum initial investment in shares of the Funds is $2,500, however.

**    Commencement of Fund operations or offering of specified class of shares.

*** Class C share performance assumes a 1.00% front-end sales charge and, for the 1 year period, a 1.00% CDSC that applies to sales within one year of purchase. Class C shares for accounts established on or after December 1, 2000 are subject to the 1.00% front-end load. Class C shares for accounts established before December 1, 2000 are not subject to the 1.00% front-end load.

**** The numbers presented for Class A shares of the Targeted Equity Fund reflect the maximum front-end sales charge currently in effect. Prior to March 3, 1997, a higher maximum front-end sales charge was in effect, so that the total returns achieved by investors may have been lower than those shown above.

+ Until October 29, 1999, the Fund had only one class of shares and was offered without a sales charge. Therefore, performance results of Class A have been restated to account for fees and expenses under the Fund's multiple class structure.

++ Until November 30, 2001, the Fund had only one class of shares and offered those shares without a sales charge. Therefore, performance results have been restated to account for fees and expenses under the Fund's multiple class structure. Classes A, B and C shares commenced operations on November 30, 2001. During all periods shown, the Fund's total annual operating expenses have been limited under a binding expense cap arrangement. Therefore, the restatement of the Fund's performance to reflect Classes A, B and C performance is based on the net expenses of these Classes after taking into effect the Fund's current cap/waiver arrangements.

         The foregoing data represents past performance only and is not a prediction as to the future returns of any Fund. The investment return and principal value of an investment in any Fund will fluctuate so that the investor's shares, when redeemed, may be worth more or less than their original cost.













                                     lxiii